UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford HLS Funds. The following is the Funds’ Semi-Annual Report covering the period from January 1, 2021 to June 30, 2021.

Market Review

During the six months ended June 30, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 15.25%. The strong returns for the period reflected growing conviction among investors that a genuine economic recovery had taken hold and that the coronavirus (COVID-19) pandemic was finally loosening its grip on global economies.

As the period began, federal, state, and local health officials geared up for one of the largest mass-vaccination programs in history. But a fierce early-winter resurgence of viral infections touched off a wave of new hospitalizations and deaths before the COVID-19 vaccines could be implemented on a widespread basis.

In the late winter of 2021, new viral variants took root in the U.S., threatening to prolong the pandemic. But by the end of the period, hospitalizations and deaths plummeted as nearly 155 million individuals in the U.S. were fully vaccinated (more than 47% of the entire U.S. population).2

Meanwhile, in March 2021, the U.S. Congress fast-tracked approval of the Biden administration’s $1.9 trillion economic stimulus package. The new law provided, among other things, stimulus checks, additional unemployment aid, funding for school re-openings, new child-tax credits, and improved financial support for small businesses. By the end of the period, a new legislative proposal for an infrastructure package was gaining fresh momentum.

On the monetary front, the U.S. Federal Reserve (Fed) continued to maintain its ongoing policy of near-zero interest rates in support of the recovery. In March 2021, rates on 10-year Treasuries briefly rose to nearly 1.75%, triggering a new round of market volatility and a fierce debate over the possible return of inflation.

A surprise 5% rise in the Consumer Price Index in May 2021 added more fuel to the debate over whether higher prices for gasoline, used cars, housing, travel, and consumer staples reflected the temporary supply dislocations of a suddenly re-opened economy, or the start of something more persistent. As the period ended, Fed policymakers continued to argue that inflation would likely be transitory. However, a volatile stock market seemed to reflect continued uncertainty.

More than ever, it’s important to maintain a strong relationship with a financial professional.

Thank you again for investing in Hartford HLS Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford HLS Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.
[2]	USAFacts.org, “What’s the nation’s progress on vaccinations?”

Hartford HLS Funds

Hartford Balanced HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 03/31/1983 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	11.91%	28.52%	11.44%	10.08%
Class IB	11.79%	28.22%	11.16%	9.80%
60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index[2]	8.23%	23.02%	11.90%	10.36%
S&P 500 Index	15.25%	40.79%	17.65%	14.84%
Bloomberg Barclays Government/Credit Bond Index	-1.96%	-0.39%	3.31%	3.71%
ICE BofA US 3-Month Treasury Bill Index	0.02%	0.09%	1.17%	0.63%

[1]	Not Annualized
[2]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect waivers/reimbursements without which performance would have been lower.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.67% and 0.92%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk.

Composition by Security Type(1)

as of 06/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	67.9%

Total	67.9%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	2.4%
Corporate Bonds	13.6
Foreign Government Obligations	0.3
Municipal Bonds	0.6
U.S. Government Agencies(2)	0.4
U.S. Government Securities	12.6

Total	29.9%

Short-Term Investments	3.8
Other Assets & Liabilities	(1.6)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of June 30, 2021.

2

Hartford Capital Appreciation HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 04/02/1984 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	10.07%	39.02%	16.45%	12.56%
Class IB	9.91%	38.64%	16.16%	12.28%
Class IC	9.79%	38.30%	15.87%	12.00%
Russell 3000 Index	15.11%	44.16%	17.89%	14.70%
S&P 500 Index	15.25%	40.79%	17.65%	14.84%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class IC shares commenced operations on 04/30/2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.67%, 0.92% and 1.17%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA and IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks are generally greater for investments in emerging markets. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	16.8
Consumer Staples	7.3
Energy	1.5
Financials	11.4
Health Care	14.1
Industrials	10.0
Information Technology	19.7
Materials	2.7
Real Estate	4.1
Utilities	1.9

Total	97.6%

Short-Term Investments	2.8
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Disciplined Equity HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 05/29/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	14.25%	40.77%	17.43%	15.58%
Class IB	14.07%	40.41%	17.13%	15.29%
Class IC	13.97%	40.08%	16.84%	15.01%
S&P 500 Index	15.25%	40.79%	17.65%	14.84%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class IC shares commenced operations on 09/18/2020. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.64%, 0.89% and 1.14%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA and Class IB of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.5%
Consumer Discretionary	12.9
Consumer Staples	6.5
Energy	1.3
Financials	12.0
Health Care	13.7
Industrials	9.7
Information Technology	25.8
Materials	1.1
Real Estate	1.8
Utilities	2.0

Total	99.3%

Short-Term Investments	0.6
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Dividend and Growth HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 03/09/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	17.53%	42.69%	15.04%	12.90%
Class IB	17.42%	42.38%	14.76%	12.62%
S&P 500 Index	15.25%	40.79%	17.65%	14.84%
Russell 1000 Value Index	17.05%	43.68%	11.87%	11.61%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.66% and 0.91%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. •To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. •Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	6.1
Consumer Staples	4.9
Energy	4.5
Financials	19.9
Health Care	15.2
Industrials	9.8
Information Technology	19.2
Materials	3.8
Real Estate	3.2
Utilities	3.1

Total	98.5%

Short-Term Investments	2.3
Other Assets & Liabilities	(0.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Healthcare HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	8.12%	27.09%	15.74%	16.75%
Class IB	8.01%	26.78%	15.46%	16.46%
S&P Composite 1500 Health Care Index	11.81%	28.88%	14.52%	15.91%
S&P 500 Index	15.25%	40.79%	17.65%	14.84%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.91% and 1.16%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.

Composition by Subsector(1)

as of 06/30/2021

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	19.8%
Consumer Finance	0.1
Diversified Telecommunication Services	0.3
Health Care Equipment & Supplies	24.7
Health Care Providers & Services	17.5
Insurance	0.3
Life Sciences Tools & Services	8.1
Pharmaceuticals	26.2

Total	97.0%

Short-Term Investments	6.9
Other Assets & Liabilities	(3.9)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These Subsector classifications are used for financial reporting purposes.

6

Hartford International Opportunities HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 07/02/1990 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	5.87%	35.46%	11.34%	7.08%
Class IB	5.79%	35.17%	11.07%	6.81%
MSCI ACWI ex USA Index (Net)	9.16%	35.72%	11.08%	5.45%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.75% and 1.00%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. •Mid-cap securities can have greater risks and volatility than large-cap securities. •To the extent the Fund focuses on one or more sectors, geographic regions or countries, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. •Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended. •The Fund may have high portfolio turnover, which could increase its transaction costs.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.5%
Consumer Discretionary	13.1
Consumer Staples	6.3
Energy	6.0
Financials	17.0
Health Care	9.5
Industrials	14.0
Information Technology	16.0
Materials	5.5
Real Estate	2.4
Utilities	3.3

Total	97.6%

Short-Term Investments	1.5
Other Assets & Liabilities	0.9

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford MidCap HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 07/14/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	8.33%	42.75%	17.68%	14.22%
Class IB	8.21%	42.42%	17.39%	13.93%
S&P MidCap 400 Index	17.60%	53.24%	14.29%	12.40%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.70% and 0.95%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. •Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.0%
Consumer Discretionary	11.2
Consumer Staples	2.1
Energy	0.1
Financials	11.4
Health Care	19.8
Industrials	14.8
Information Technology	25.8
Materials	2.5
Real Estate	6.1
Utilities	3.2

Total	100.0%

Short-Term Investments	1.4
Other Assets & Liabilities	(1.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Small Cap Growth HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 05/02/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	5.11%	47.03%	17.95%	13.68%
Class IB	4.96%	46.69%	17.66%	13.40%
Russell 2000 Growth Index	8.98%	51.36%	18.76%	13.52%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.67% and 0.92%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.9%
Consumer Discretionary	14.5
Consumer Staples	4.1
Financials	4.7
Health Care	29.4
Industrials	15.4
Information Technology	23.2
Materials	1.8
Real Estate	3.6

Total	98.6%

Short-Term Investments	1.5
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Small Company HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 08/09/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	4.70%	55.45%	24.08%	14.48%
Class IB	4.58%	55.07%	23.77%	14.20%
Russell 2000 Growth Index	8.98%	51.36%	18.76%	13.52%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.81% and 1.06%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. •To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. •The Fund may have high portfolio turnover, which could increase its transaction costs.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.1%
Consumer Discretionary	20.5
Consumer Staples	1.6
Financials	3.5
Health Care	27.7
Industrials	10.8
Information Technology	28.2
Materials	0.6
Real Estate	3.3

Total	100.3%

Short-Term Investments	2.9
Other Assets & Liabilities	(3.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Stock HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	11.37%	34.20%	14.80%	13.20%
Class IB	11.24%	33.87%	14.52%	12.92%
Russell 1000 Index	14.95%	43.07%	17.99%	14.90%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.52% and 0.77%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.

Composition by Sector(1)

as of 06/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.9%
Consumer Discretionary	12.1
Consumer Staples	15.5
Financials	9.9
Health Care	20.3
Industrials	21.5
Information Technology	9.4
Materials	4.8
Real Estate	3.6

Total	99.0%

Short-Term Investments	0.8
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Total Return Bond HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-1.09%	2.30%	4.28%	4.22%
Class IB	-1.18%	2.05%	4.02%	3.96%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.60%	-0.33%	3.03%	3.39%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Performance information prior to 03/05/2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of 03/05/2012, HIMCO no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. •Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. •The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. •Investments in high-yield (“junk”) bonds involve greater risks of price volatility, illiquidity, and default than higher-rated debt securities. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Restricted securities may be more difficult to sell and price than other securities. •The Fund may have high portfolio turnover, which could increase its transaction costs.

Composition by Security Type(1)

as of 06/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Preferred Stocks	0.1
Warrants	0.0 *

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	22.9%
Corporate Bonds	33.3
Foreign Government Obligations	6.3
Municipal Bonds	1.2
Senior Floating Rate Interests	4.4
U.S. Government Agencies(2)	40.6
U.S. Government Securities	18.2

Total	126.9%

Short-Term Investments	1.5
Purchased Options	0.0 *
Other Assets & Liabilities	(28.5)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of June 30, 2021.

12

Hartford Ultrashort Bond HLS Fund

Fund Overview

June 30, 2021 (Unaudited)

Inception 06/30/1980 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.

Average Annual Total Returns

for the Periods Ending 06/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class IA	0.00%	0.16%	1.44%	1.04%
Class IB	-0.10%	-0.01%	1.18%	0.80%
Bloomberg Barclays Short Treasury 9-12 Month Index	0.09%	0.21%	1.48%	1.09%

[1]	Not Annualized

[2]	On 10/21/2013, the Fund converted from a money market fund to an ultrashort bond fund. Since Inception returns are from conversion date (10/21/2013) to 06/30/2021.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Prior to 10/21/2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to 10/21/2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-888-843-7824.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.46% and 0.71%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2021.

Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. •Restricted securities may be more difficult to sell and price than other securities. •Repurchase agreements may increase the Fund’s risk and volatility.

Composition by Security Type(1)

as of 06/30/2021

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	32.4%
Corporate Bonds	30.7
U.S. Government Agencies(2)	1.4
U.S. Government Securities	9.2

Total	73.7%

Short-Term Investments	29.1
Other Assets & Liabilities	(2.8)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of June 30, 2021.

13

Hartford HLS Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

MSCI All Country World (ACWI) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index which is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

14

Hartford HLS Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2021 through June 30, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses paid during the period January 1, 2021 through June 30, 2021	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses paid during the period January 1, 2021 through June 30, 2021	Annualized expense ratio
Hartford Balanced HLS Fund
Class IA	$1,000.00	$1,119.10	$3.26	$1,000.00	$1,021.72	$3.11	0.62%
Class IB	$1,000.00	$1,117.90	$4.57	$1,000.00	$1,020.48	$4.36	0.87%

Hartford Capital Appreciation HLS Fund
Class IA	$1,000.00	$1,100.70	$3.49	$1,000.00	$1,021.47	$3.36	0.67%
Class IB	$1,000.00	$1,099.10	$4.79	$1,000.00	$1,020.23	$4.61	0.92%
Class IC	$1,000.00	$1,097.90	$6.09	$1,000.00	$1,018.99	$5.86	1.17%

Hartford Disciplined Equity HLS Fund
Class IA	$1,000.00	$1,142.50	$3.13	$1,000.00	$1,021.87	$2.96	0.59%
Class IB	$1,000.00	$1,140.70	$4.46	$1,000.00	$1,020.63	$4.21	0.84%
Class IC	$1,000.00	$1,139.70	$5.78	$1,000.00	$1,019.39	$5.46	1.09%

Hartford Dividend and Growth HLS Fund
Class IA	$1,000.00	$1,175.30	$3.56	$1,000.00	$1,021.52	$3.31	0.66%
Class IB	$1,000.00	$1,174.20	$4.91	$1,000.00	$1,020.28	$4.56	0.91%

Hartford Healthcare HLS Fund
Class IA	$1,000.00	$1,081.20	$4.70	$1,000.00	$1,020.28	$4.56	0.91%
Class IB	$1,000.00	$1,080.10	$5.98	$1,000.00	$1,019.04	$5.81	1.16%

Hartford International Opportunities HLS Fund
Class IA	$1,000.00	$1,059.20	$3.73	$1,000.00	$1,021.18	$3.66	0.73%
Class IB	$1,000.00	$1,057.90	$5.00	$1,000.00	$1,019.94	$4.91	0.98%

Hartford MidCap HLS Fund
Class IA	$1,000.00	$1,083.30	$3.56	$1,000.00	$1,021.37	$3.46	0.69%
Class IB	$1,000.00	$1,082.10	$4.85	$1,000.00	$1,020.13	$4.71	0.94%

Hartford Small Cap Growth HLS Fund
Class IA	$1,000.00	$1,051.60	$3.20	$1,000.00	$1,021.67	$3.16	0.63%
Class IB	$1,000.00	$1,050.20	$4.47	$1,000.00	$1,020.43	$4.41	0.88%

15

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses paid during the period January 1, 2021 through June 30, 2021	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses paid during the period January 1, 2021 through June 30, 2021	Annualized expense ratio

Hartford Small Company HLS Fund
Class IA	$1,000.00	$1,047.40	$3.96	$1,000.00	$1,020.93	$3.91	0.78%
Class IB	$1,000.00	$1,046.20	$5.23	$1,000.00	$1,019.69	$5.16	1.03%

Hartford Stock HLS Fund
Class IA	$1,000.00	$1,113.70	$2.67	$1,000.00	$1,022.27	$2.56	0.51%
Class IB	$1,000.00	$1,112.40	$3.98	$1,000.00	$1,021.03	$3.81	0.76%

Hartford Total Return Bond HLS Fund
Class IA	$1,000.00	$989.10	$2.47	$1,000.00	$1,022.32	$2.51	0.50%
Class IB	$1,000.00	$988.20	$3.70	$1,000.00	$1,021.08	$3.76	0.75%

Hartford Ultrashort Bond HLS Fund
Class IA	$1,000.00	$1,000.00	$2.13	$1,000.00	$1,022.66	$2.16	0.43%
Class IB	$1,000.00	$999.00	$3.37	$1,000.00	$1,021.42	$3.41	0.68%

16

Hartford Balanced HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 67.9%
	Automobiles & Components - 0.8%
513,802	Gentex Corp.	$17,001,708

	Banks - 3.7%
266,127	JP Morgan Chase & Co.	41,393,394
116,703	PNC Financial Services Group, Inc.	22,262,264
300,350	Truist Financial Corp.	16,669,425

		80,325,083

	Capital Goods - 6.4%
148,515	Fortune Brands Home & Security, Inc.	14,793,579
89,492	General Dynamics Corp.	16,847,764
241,155	Johnson Controls International plc	16,550,468
85,348	L3Harris Technologies, Inc.	18,447,970
53,859	Lockheed Martin Corp.	20,377,552
93,269	Middleby Corp.*	16,159,787
524,182	nVent Electric plc	16,375,446
243,474	Raytheon Technologies Corp.	20,770,767

		140,323,333

	Commercial & Professional Services - 1.0%
203,143	IHS Markit Ltd.	22,886,090

	Consumer Durables & Apparel - 1.0%
217,899	Lennar Corp. Class A	21,648,266

	Consumer Services - 0.8%
8,017	Booking Holdings, Inc.*	17,541,918

	Diversified Financials - 1.6%
223,212	Ares Management Corp. Class A	14,194,051
6,514	BlackRock, Inc.	5,699,555
164,600	Morgan Stanley	15,092,174

		34,985,780

	Energy - 0.9%
119,951	Pioneer Natural Resources Co.	19,494,437

	Food, Beverage & Tobacco - 1.7%
569,906	Keurig Dr Pepper, Inc.	20,083,487
263,179	Mondelez International, Inc. Class A	16,432,897

		36,516,384

	Health Care Equipment & Services - 6.8%
78,065	Anthem, Inc.	29,805,217
73,323	Becton Dickinson and Co.	17,831,420
440,617	Boston Scientific Corp.*	18,840,783
242,851	Centene Corp.*	17,711,124
185,148	Medtronic plc	22,982,421
105,456	UnitedHealth Group, Inc.	42,228,801

		149,399,766

	Insurance - 3.6%
112,428	Assurant, Inc.	17,559,005
131,688	Chubb Ltd.	20,930,491
358,821	MetLife, Inc.	21,475,437
184,378	Progressive Corp.	18,107,763

		78,072,696

	Materials - 3.7%
455,828	Axalta Coating Systems Ltd.*	13,898,196
122,488	Celanese Corp.	18,569,181
131,936	FMC Corp.	14,275,475
189,189	Rio Tinto plc ADR	15,871,065
289,243	Sealed Air Corp.	17,137,648

		79,751,565

	Media & Entertainment - 8.7%
35,214	Alphabet, Inc. Class C*	88,257,553
528,567	Comcast Corp. Class A	30,138,890
117,434	Electronic Arts, Inc.	16,890,532

Shares or Principal Amount		Market Value†
COMMON STOCKS - 67.9% - (continued)
	Media & Entertainment - 8.7% - (continued)
156,747	Facebook, Inc. Class A*	$54,502,499

		189,789,474

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
331,559	AstraZeneca plc ADR(1)	19,860,384
26,626	Biogen, Inc.*	9,219,785
149,397	Eli Lilly & Co.	34,289,600
797,106	Pfizer, Inc.	31,214,671
50,513	Roche Holding AG	19,035,209
82,029	Vertex Pharmaceuticals, Inc.*	16,539,507

		130,159,156

	Real Estate - 0.8%
401,828	Gaming and Leisure Properties, Inc. REIT	18,616,691

	Retailing - 2.8%
11,702,200	Allstar Co.(2)(3)(4)	13,223,486
92,168	Home Depot, Inc.	29,391,453
268,887	TJX Cos., Inc.	18,128,362

		60,743,301

	Semiconductors & Semiconductor Equipment - 3.2%
111,100	Analog Devices, Inc.	19,126,976
45,407	KLA Corp.	14,721,403
190,170	Micron Technology, Inc.*	16,160,647
99,020	Qorvo, Inc.*	19,373,263

		69,382,289

	Software & Services - 9.6%
191,211	Amdocs Ltd.	14,792,083
99,964	Automatic Data Processing, Inc.	19,854,850
131,898	Fidelity National Information Services, Inc.	18,685,990
90,777	Global Payments, Inc.	17,024,318
363,874	Microsoft Corp.	98,573,467
102,618	salesforce.com, Inc.*	25,066,499
97,594	VMware, Inc. Class A*(1)	15,612,112

		209,609,319

	Technology Hardware & Equipment - 3.3%
652,085	Cisco Systems, Inc.	34,560,505
506,491	Corning, Inc.	20,715,482
93,325	F5 Networks, Inc.*	17,420,044

		72,696,031

	Transportation - 0.8%
374,838	Knight-Swift Transportation Holdings, Inc.	17,040,135

	Utilities - 0.7%
351,452	Exelon Corp.	15,572,838

	Total Common Stocks (cost $879,309,601)	$1,481,556,260

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
	Asset-Backed - Automobile - 0.1%
$655,821	Chesapeake Funding LLC 0.87%, 08/16/2032(5)	$659,299
545,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	545,313
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(5)	275,667
260,000	1.91%, 10/17/2033(5)	261,007
750,000	Magnetite Ltd. 1.50%, 01/15/2034, 3 mo. USD LIBOR + 1.400%(5)(6)	749,249

		2,490,535

	Asset-Backed - Credit Card - 0.1%
575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(5)	576,698

The accompanying notes are an integral part of these financial statements.

17

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4% - (continued)
	Asset-Backed - Finance & Insurance - 1.0%
$530,000	Bain Capital Credit CLO Ltd. 1.35%, 07/24/2034, 3 mo. USD LIBOR + 1.160%(5)(6)	$530,652
310,000	Battalion CLO Ltd. 1.95%, 07/15/2034, 3 mo. USD LIBOR + 1.750%(5)(6)	310,122
	Bayview Koitere Fund Trust
603,922	3.50%, 07/28/2057(5)(7)	619,490
302,866	4.00%, 11/28/2053(5)(7)	309,527
1,139,528	CF Hippolyta LLC 1.69%, 07/15/2060(5)	1,158,327
1,810,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(5)	1,828,255
	DB Master Finance LLC
309,488	3.79%, 05/20/2049(5)	313,501
275,100	4.02%, 05/20/2049(5)	290,291
860,000	Domino’s Pizza Master Issuer LLC 3.15%, 04/25/2051(5)	898,313
1,720,000	FirstKey Homes Trust 1.54%, 08/17/2028	1,719,990
157,142	GreatAmerica Leasing Receivables Funding LLC 2.83%, 06/17/2024(5)	158,100
284,620	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(5)	279,785
2,635,000	Madison Park Funding Ltd. 0.93%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(5)(6)	2,635,053
	Magnetite Ltd.
2,670,800	0.98%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(5)(6)	2,672,865
1,615,000	1.66%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(5)(6)	1,607,831
1,000,000	MMAF Equipment Finance LLC 2.21%, 12/15/2032(5)	1,020,043
1,255,000	Rockland Park CLO Ltd. 1.85%, 04/20/2034, 3 mo. USD LIBOR + 1.650%(5)(6)	1,255,442
940,000	RR Ltd. 1.73%, 07/15/2036(5)(6)	940,394
107,259	Springleaf Funding Trust 3.48%, 05/15/2028(5)	107,385
1,970,510	Treman Park CLO Ltd. 1.26%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(5)(6)	1,972,353
1,500,000	Wellfleet CLO Ltd. 1.92%, 07/20/2032, 3 mo. USD LIBOR + 1.750%(5)(6)	1,500,382

		22,128,101

	Commercial Mortgage-Backed Securities - 0.3%
840,000	BAMLL Commercial Mortgage Securities Trust 4.23%, 08/10/2038(5)(7)	962,579
255,000	BFLD Trust 2.12%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(5)(6)	258,206
	FREMF Mortgage Trust
160,000	3.63%, 11/25/2045(5)(7)	165,424
790,000	3.66%, 02/25/2052(5)(7)	860,121
810,000	3.77%, 10/25/2052(5)(7)	888,346
285,000	3.81%, 01/25/2048(5)(7)	307,585
160,000	3.82%, 04/25/2048(5)(7)	173,472
200,000	3.91%, 10/25/2048(5)(7)	218,658
160,000	4.02%, 02/25/2050(5)(7)	171,260
1,015,000	4.22%, 09/25/2025(5)(7)	1,120,873
260,000	4.30%, 04/25/2049(5)(7)	289,685
295,000	Life Mortgage Trust 0.77%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(5)(6)	295,698
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(5)(7)	1,094,983

		6,806,890

	Other Asset-Backed Securities - 0.7%
254,727	Aaset Trust 3.84%, 05/15/2039(5)	250,917
	Affirm Asset Securitization Trust
615,000	0.88%, 08/15/2025(5)	615,883
813,321	1.07%, 08/15/2025(5)	814,553
	Bayview Opportunity Master Fund Trust
302,935	3.50%, 01/28/2055(5)(7)	310,622

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4% - (continued)
	Other Asset-Backed Securities - 0.7% - (continued)
$323,101	3.50%, 06/28/2057(5)(7)	$330,429
447,111	4.00%, 10/28/2064(5)(7)	456,525
1,225,000	BlueMountain CLO Ltd. 1.61%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(5)(6)	1,226,515
	Castlelake Aircraft Structured Trust
267,150	3.47%, 01/15/2046(5)	271,727
476,662	3.97%, 04/15/2039(5)	476,009
	CF Hippolyta LLC
345,000	1.53%, 03/15/2061(5)	347,215
170,000	1.98%, 03/15/2061(5)	171,555
1,705,000	CIFC Funding Ltd. 1.23%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(5)(6)	1,705,626
615,000	Domino’s Pizza Master Issuer LLC 2.66%, 04/25/2051(5)	636,420
222,332	Horizon Aircraft Finance Ltd. 3.72%, 07/15/2039(5)	218,608
200,501	Mach I 3.47%, 10/15/2039(5)	200,486
209,225	MAPS Ltd. 4.46%, 03/15/2044(5)	209,790
	Mill City Mortgage Loan Trust
67,451	2.50%, 04/25/2057(5)(7)	67,806
372,137	2.75%, 01/25/2061(5)(7)	377,841
1,580,000	Neuberger Berman Loan Advisers CLO Ltd. 1.54%, 10/18/2029, 3 mo. USD LIBOR + 1.350%(5)(6)	1,576,312
500,000	Octagon Investment Partners Ltd. 1.58%, 01/25/2031, 3 mo. USD LIBOR + 1.400%(5)(6)	499,161
2,025,000	SCF Equipment Leasing 0.83%, 08/21/2028(5)	2,011,375
	START Ltd.
17,429	3.54%, 11/15/2044(5)	17,527
184,406	4.09%, 03/15/2044(5)	186,283
	Towd Point Mortgage Trust
142,011	2.25%, 04/25/2056(5)(7)	142,529
420,813	2.75%, 10/25/2056(5)(7)	427,253
107,697	2.75%, 04/25/2057(5)(7)	109,197
411,845	2.75%, 06/25/2057(5)(7)	423,449
198,037	3.00%, 01/25/2058(5)(7)	203,257
	Vantage Data Centers LLC
1,150,000	1.65%, 09/15/2045(5)	1,153,530
333,767	3.19%, 07/15/2044(5)	345,429

		15,783,829

	Whole Loan Collateral CMO - 0.2%
274,277	Angel Oak Mortgage Trust 2.62%, 11/25/2059(5)(7)	275,862
92,681	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(5)(7)	93,765
	Fannie Mae Connecticut Avenue Securities
564,659	2.29%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(6)	573,660
472,252	4.34%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(6)	492,929
294,765	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(6)	304,762
315,894	5.99%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	333,703
372,076	MetLife Securitization Trust 3.00%, 04/25/2055(5)(7)	380,155
556,728	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(5)(7)	595,953
746,173	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	785,319

		3,836,108

	Total Asset & Commercial Mortgage-Backed Securities (cost $50,972,869)	$51,622,161

The accompanying notes are an integral part of these financial statements.

18

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6%
	Aerospace/Defense - 0.5%
$850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(5)	$939,109
220,000	BAE Systems plc 3.40%, 04/15/2030(5)	239,360
	Boeing Co.
1,155,000	1.43%, 02/04/2024(1)	1,158,841
2,040,000	2.20%, 02/04/2026	2,061,316
911,000	3.25%, 03/01/2028	956,597
375,000	3.45%, 11/01/2028	399,737
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	725,393
	Raytheon Technologies Corp.
685,000	3.95%, 08/16/2025	762,093
1,500,000	4.13%, 11/16/2028	1,727,300
	Teledyne Technologies, Inc.
1,255,000	2.25%, 04/01/2028	1,278,920
1,005,000	2.75%, 04/01/2031	1,033,448

		11,282,114

	Agriculture - 0.3%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	602,425
280,000	5.80%, 02/14/2039	346,157
3,985,000	BAT Capital Corp. 3.56%, 08/15/2027	4,269,525
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(5)	1,092,749

		6,310,856

	Airlines - 0.1%
1,485,783	Continental Airlines, Inc. 5.98%, 10/19/2023	1,519,320
749,909	Southwest Airlines Co. 6.15%, 02/01/2024	774,749
131,886	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	136,184

		2,430,253

	Auto Manufacturers - 0.3%
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,343,413
1,245,000	3.95%, 04/13/2024	1,340,787
1,625,000	Hyundai Capital America 0.80%, 04/03/2023(5)	1,624,680
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(5)	993,127

		7,302,007

	Beverages - 0.2%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
310,000	4.70%, 02/01/2036	381,028
280,000	4.90%, 02/01/2046	353,367
	Anheuser-Busch InBev Worldwide, Inc.
480,000	4.00%, 04/13/2028	547,341
220,000	4.38%, 04/15/2038	263,233
430,000	4.50%, 06/01/2050	524,584
535,000	4.60%, 04/15/2048	654,345
580,000	4.60%, 06/01/2060	714,585
275,000	Constellation Brands, Inc. 2.88%, 05/01/2030	288,676

		3,727,159

	Biotechnology - 0.1%
1,480,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	1,418,282
1,445,000	Royalty Pharma plc 3.55%, 09/02/2050(5)	1,438,398

		2,856,680

	Commercial Banks - 4.1%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,249,900
600,000	3.85%, 04/12/2023	634,201
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(8)	1,582,774

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Commercial Banks - 4.1% - (continued)
$825,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	$876,171
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	1,960,013
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	1,773,456
4,225,000	4.20%, 08/26/2024	4,632,311
	Barclays plc
2,410,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(6)(8)	2,425,903
2,740,000	3.20%, 08/10/2021	2,748,488
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	1,079,582
1,320,000	4.34%, 01/10/2028	1,476,632
	BNP Paribas S.A.
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(5)(8)	873,353
1,000,000	3.38%, 01/09/2025(5)	1,072,906
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(5)	2,479,846
3,625,000	5.70%, 10/22/2023(5)	4,012,596
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,025,781
2,155,000	Commonwealth Bank of Australia 2.69%, 03/11/2031(5)	2,150,003
1,350,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(5)(6)(8)	1,331,626
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(5)	1,098,712
535,000	3.75%, 04/24/2023(5)	566,041
790,000	4.38%, 03/17/2025(5)	868,725
250,000	Credit Suisse AG 3.63%, 09/09/2024	271,669
	Credit Suisse Group AG
1,900,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(5)(8)	1,952,709
530,000	3.57%, 01/09/2023(5)	538,376
1,425,000	3.75%, 03/26/2025	1,546,227
	Danske Bank A/S
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(5)(6)(8)	1,867,470
775,000	3.88%, 09/12/2023(5)	824,606
440,000	5.00%, 01/12/2022(5)	450,201
575,000	5.38%, 01/12/2024(5)	637,632
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(8)	1,296,898
630,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	644,338
510,000	3.80%, 03/15/2030	573,753
1,150,000	6.25%, 02/01/2041	1,709,212
	HSBC Holdings plc
2,085,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	2,089,961

The accompanying notes are an integral part of these financial statements.

19

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Commercial Banks - 4.1% - (continued)
$2,030,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFRRATE + 1.187% thereafter)(8)	$2,088,265
2,625,000	3.60%, 05/25/2023	2,779,142
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(8)	638,432
545,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	560,445
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	404,981
2,240,000	3.25%, 09/23/2022	2,320,595
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	787,999
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(8)	942,150
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,571,754
1,000,000	3.70%, 10/23/2024	1,091,091
	National Australia Bank Ltd.
3,750,000	2.33%, 08/21/2030(5)	3,643,618
930,000	2.99%, 05/21/2031(5)	945,312
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(5)	4,991,750
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,827,031
	Standard Chartered plc
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(5)(6)(8)	1,126,445
3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(5)(6)(8)	3,226,472
1,660,000	Truist Financial Corp. 3.20%, 09/03/2021	1,664,382
	UniCredit S.p.A.
1,485,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(5)(6)(8)	1,480,111
1,360,000	3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.550% thereafter)(5)(6)(8)	1,364,558
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,750,032

		89,526,637

	Commercial Services - 0.0%
245,000	CommonSpirit Health 4.35%, 11/01/2042	285,646

	Construction Materials - 0.1%
972,000	Carrier Global Corp. 2.72%, 02/15/2030	1,008,707
996,000	Johnson Controls International plc 4.95%, 07/02/2064(6)	1,356,436

		2,365,143

	Diversified Financial Services - 0.5%
3,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028(1)	3,384,922
	Avolon Holdings Funding Ltd.
1,169,000	2.13%, 02/21/2026(5)	1,164,785
2,100,000	2.75%, 02/21/2028(5)	2,079,596
765,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(5)	771,074
2,125,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	2,022,070
1,965,835	Postal Square L.P. 8.95%, 06/15/2022	2,077,503

		11,499,950

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Electric - 1.2%
	Cleco Corporate Holdings LLC
$650,000	3.38%, 09/15/2029	$671,721
1,030,000	3.74%, 05/01/2026	1,124,093
555,000	4.97%, 05/01/2046	663,947
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(5)	2,096,216
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	501,601
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,674,288
	Duke Energy Corp.
1,025,000	2.55%, 06/15/2031	1,035,135
680,000	3.50%, 06/15/2051	703,843
245,000	Georgia Power Co. 4.75%, 09/01/2040	302,766
1,275,000	Indianapolis Power and Light Co.(AMBAC Insured) 6.60%, 06/01/2037(5)	1,802,122
1,445,000	ITC Holdings Corp. 2.95%, 05/14/2030(5)	1,522,379
691,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(5)	778,250
1,290,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	1,301,584
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(5)	360,719
645,000	4.28%, 12/15/2028(5)	735,941
945,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	1,191,553
165,000	PacifiCorp 4.13%, 01/15/2049	197,467
241,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(5)	257,717
	San Diego Gas & Electric Co.
2,715,000	1.70%, 10/01/2030	2,622,028
90,000	3.75%, 06/01/2047	102,787
25,000	4.15%, 05/15/2048	30,318
	SCE Recovery Funding LLC
520,000	0.86%, 11/15/2031	508,156
220,000	1.94%, 05/15/2038	213,263
125,000	2.51%, 11/15/2043	119,223
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,095,423
3,300,000	3.75%, 09/15/2051, (3.75% fixed rate until 06/15/2026; 5 year USD CMT + 2.915% thereafter)(6)(8)	3,325,740
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	408,884

		25,347,164

	Environmental Control - 0.1%
1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	1,504,345

	Food - 0.1%
	Conagra Brands, Inc.
900,000	1.38%, 11/01/2027	878,774
455,000	4.60%, 11/01/2025	518,878
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	293,807
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(5)	523,200

		2,214,659

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(5)	353,969
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(5)	1,961,511

		2,315,480

	Healthcare - Products - 0.2%
2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(5)	2,870,717
	Boston Scientific Corp.
1,530,000	2.65%, 06/01/2030	1,584,148
135,000	4.00%, 03/01/2029	153,674

		4,608,539

The accompanying notes are an integral part of these financial statements.

20

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Healthcare - Services - 0.7%
	Anthem, Inc.
$1,510,000	2.25%, 05/15/2030	$1,524,531
1,710,000	4.10%, 03/01/2028	1,955,880
475,000	Children’s Hospital 2.93%, 07/15/2050	472,065
	CommonSpirit Health
55,000	4.19%, 10/01/2049	63,266
590,000	4.20%, 08/01/2023	631,691
125,000	Cottage Health Obligated Group 3.30%, 11/01/2049	135,020
	Dignity Health
714,000	3.81%, 11/01/2024	776,263
1,353,000	4.50%, 11/01/2042	1,622,081
425,000	HCA, Inc. 5.25%, 06/15/2049	545,675
420,000	Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	426,771
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,525,827
1,210,000	4.30%, 07/01/2028	1,400,051
615,000	Sutter Health 2.29%, 08/15/2030	620,862
	Toledo Hospital (AGM Insured)
900,000	5.33%, 11/15/2028	1,063,250
330,000	5.75%, 11/15/2038	402,007
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	357,865
125,000	2.90%, 05/15/2050	126,055
1,440,000	3.75%, 07/15/2025	1,598,374

		15,247,534

	Insurance - 0.7%
	American International Group, Inc.
750,000	3.40%, 06/30/2030	823,298
2,150,000	4.25%, 03/15/2029	2,477,661
375,000	4.38%, 06/30/2050	456,202
2,815,000	Athene Global Funding 2.50%, 03/24/2028(5)	2,887,768
840,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	906,524
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(5)	1,179,672
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(5)	218,020
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(5)	130,290
428,000	4.57%, 02/01/2029(5)	500,408
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	827,093
1,000,000	MetLife, Inc. 3.60%, 04/10/2024	1,081,779
1,775,000	Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(5)	1,990,613
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(5)	144,885
870,000	Prudential plc 3.13%, 04/14/2030	941,775
875,000	Unum Group 4.13%, 06/15/2051	883,459

		15,449,447

	Investment Company Security - 0.1%
1,120,000	JAB Holdings B.V. 3.75%, 05/28/2051(5)	1,197,314

	IT Services - 0.1%
546,000	Apple, Inc. 3.25%, 02/23/2026	599,467
1,675,000	International Business Machines Corp. 3.30%, 05/15/2026	1,842,713

		2,442,180

	Lodging - 0.1%
2,003,000	Genting New York LLC 3.30%, 02/15/2026(5)	2,022,759

	Machinery - Diversified - 0.0%
	Otis Worldwide Corp.
140,000	2.57%, 02/15/2030	145,138
295,000	3.11%, 02/15/2040	305,179
525,000	3.36%, 02/15/2050	551,390

		1,001,707

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Media - 0.7%
	Charter Communications Operating LLC / Charter Communications Operating Capital
$2,525,000	2.30%, 02/01/2032	$2,429,320
85,000	3.70%, 04/01/2051	84,137
243,000	4.80%, 03/01/2050	279,296
187,000	5.13%, 07/01/2049	222,852
	Comcast Corp.
1,500,000	4.40%, 08/15/2035	1,808,328
585,000	4.60%, 10/15/2038	725,632
2,000,000	Cox Communications, Inc. 4.80%, 02/01/2035(5)	2,427,165
	Discovery Communications LLC
460,000	3.63%, 05/15/2030	502,356
935,000	3.95%, 03/20/2028	1,040,727
583,000	4.00%, 09/15/2055	617,561
410,000	4.13%, 05/15/2029	459,820
752,000	4.65%, 05/15/2050	886,382
2,386,000	Sky Ltd. 3.75%, 09/16/2024(5)	2,608,027
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	538,461
250,000	7.30%, 07/01/2038	365,371
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	146,885
385,000	Walt Disney Co. 4.00%, 10/01/2023	415,072

		15,557,392

	Oil & Gas - 0.5%
1,545,000	Aker BP ASA 4.00%, 01/15/2031(5)	1,694,735
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(5)	1,212,453
	Equinor ASA
160,000	2.45%, 01/17/2023	165,023
85,000	2.88%, 04/06/2025	90,864
2,470,000	3.00%, 04/06/2027	2,684,525
125,000	3.25%, 11/10/2024	135,319
2,425,000	Hess Corp. 7.30%, 08/15/2031	3,291,276
935,000	Qatar Petroleum Industry 0.01%, 07/12/2031	925,061
780,000	Qatar Petroleum 3.13%, 07/12/2041	777,122
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(5)	665,737

		11,642,115

	Pharmaceuticals - 0.4%
	AbbVie, Inc.
645,000	3.45%, 03/15/2022	655,771
975,000	3.80%, 03/15/2025	1,066,834
800,000	5.00%, 12/15/2021	807,605
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(5)	1,025,918
955,000	Cigna Corp. 4.38%, 10/15/2028	1,111,620
289,000	CVS Health Corp. 4.30%, 03/25/2028	332,292
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(5)	2,044,353
650,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 07/09/2050	657,456

		7,701,849

	Pipelines - 0.4%
	Energy Transfer Operating L.P.
180,000	4.95%, 06/15/2028	208,131
945,000	5.35%, 05/15/2045	1,093,820
872,000	7.60%, 02/01/2024	991,459
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	107,327
145,000	3.95%, 01/31/2060	161,775
3,085,000	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(5)	3,027,307
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(5)	622,651
100,000	3.45%, 10/15/2027(5)	105,127
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	488,872

The accompanying notes are an integral part of these financial statements.

21

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Pipelines - 0.4% - (continued)
$2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	$2,510,138

		9,316,607

	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
375,000	4.40%, 02/15/2026	423,542
400,000	5.00%, 02/15/2024	443,622
1,235,000	Brixmor Operating Partnership L.P. 2.25%, 04/01/2028	1,234,600
985,000	Equinix, Inc. 3.00%, 07/15/2050	943,989
	SBA Tower Trust
545,000	1.63%, 11/15/2026(5)	545,220
300,000	1.88%, 07/15/2050(5)	303,859
470,000	2.84%, 01/15/2050(5)	493,192
225,000	3.45%, 03/15/2048(5)	229,296
1,171,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(5)	1,280,442

		5,897,762

	Retail - 0.1%
1,000,000	AutoZone, Inc. 3.25%, 04/15/2025	1,075,228
685,000	CVS Health Corp. 4.88%, 07/20/2035	835,382

		1,910,610

	Semiconductors - 0.2%
375,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	414,305
	Broadcom, Inc.
510,000	3.50%, 02/15/2041(5)	523,376
160,000	4.15%, 11/15/2030	179,613
2,275,000	Microchip Technology, Inc. 0.97%, 02/15/2024(5)	2,273,327

		3,390,621

	Software - 0.2%
	Oracle Corp.
1,565,000	3.60%, 04/01/2050	1,610,575
730,000	3.65%, 03/25/2041	774,669
315,000	3.85%, 04/01/2060	334,745
1,030,000	3.95%, 03/25/2051	1,127,439

		3,847,428

	Telecommunications - 0.8%
	AT&T, Inc.
1,930,000	3.10%, 02/01/2043	1,893,039
835,000	3.50%, 09/15/2053(5)	839,601
2,185,000	4.45%, 04/01/2024	2,386,053
450,000	Deutsche Telekom International Finance B.V. 3.60%, 01/19/2027(5)	495,180
576,000	Orange S.A. 9.00%, 03/01/2031	906,803
2,287,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(5)	2,454,167
	T-Mobile USA, Inc.
1,865,000	2.05%, 02/15/2028	1,891,576
765,000	3.30%, 02/15/2051	763,738
75,000	3.60%, 11/15/2060	76,358
845,000	4.38%, 04/15/2040	987,475
180,000	4.50%, 04/15/2050	214,332
	Verizon Communications, Inc.
950,000	2.99%, 10/30/2056	893,867
781,000	4.52%, 09/15/2048	966,858
222,000	4.67%, 03/15/2055	285,454
715,000	4.75%, 11/01/2041	902,087
283,000	4.81%, 03/15/2039	358,766

		16,315,354

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Transportation - 0.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
$155,000	2.70%, 11/01/2024(5)	$163,016
1,100,000	3.38%, 02/01/2022(5)	1,113,442
2,850,000	3.95%, 03/10/2025(5)	3,116,885
465,000	Union Pacific Corp. 3.75%, 02/05/2070	513,078

		4,906,421

	Trucking & Leasing - 0.2%
751,000	Avolon Holdings Funding Ltd. 4.38%, 05/01/2026(5)	816,784
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(5)	2,180,564
1,904,000	Park Aerospace Holdings Ltd. 5.50%, 02/15/2024(5)	2,093,208

		5,090,556

	Total Corporate Bonds (cost $281,755,651)	$296,514,288

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Chile - 0.0%
$200,000	Chile Government International Bond 3.50%, 04/15/2053	$209,888

	Mexico - 0.1%
1,945,000	Mexico Government International Bond 4.28%, 08/14/2041	2,042,464

	Panama - 0.1%
1,360,000	Panama Government International Bond 2.25%, 09/29/2032	1,304,933

	Qatar - 0.1%
1,680,000	Qatar Government International Bond 3.88%, 04/23/2023(5)	1,783,327

	Saudi Arabia - 0.0%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(5)	829,760

	Total Foreign Government Obligations (cost $5,976,357)	$6,170,372

MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
$190,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	$198,531

	General - 0.3%
	Chicago, IL, Transit Auth
70,000	6.30%, 12/01/2021	71,640
1,000,000	6.90%, 12/01/2040	1,422,214
365,000	City of Sacramento, CA (AGM Insured) 6.42%, 08/01/2023	408,419
375,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	545,772
750,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	759,589
1,250,000	Philadelphia, PA, Auth Industrial Dev (NATL Insured) 6.55%, 10/15/2028	1,624,598
1,335,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,700,715

		6,532,947

	General Obligation - 0.1%
1,180,000	State of Illinois, GO 5.10%, 06/01/2033(1)	1,387,494

	Higher Education - 0.0%
225,000	University of California 1.32%, 05/15/2027	225,688

	Power - 0.0%
402,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	416,609

The accompanying notes are an integral part of these financial statements.

22

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	Transportation - 0.1%
	Foothill-Eastern Transportation Corridor Agency, CA, (AGM Insured)
$705,000	3.92%, 01/15/2053	$745,985
95,000	4.09%, 01/15/2049	100,570
875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	1,217,406
	Metropolitan Transportation Auth, NY, Rev
475,000	5.18%, 11/15/2049	641,234
35,000	6.20%, 11/15/2026	40,405
710,000	New York and New Jersey Port Auth, Taxable Rev 3.18%, 07/15/2060	713,209

		3,458,809

	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,032,219
732,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,109,184

		2,141,403

	Total Municipal Bonds (cost $12,385,485)	$14,361,481

U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	FHLMC - 0.2%
$607,908	0.67%, 01/25/2051, SOFR + 0.650%(5)(6)	$607,908
805,000	0.82%, 08/25/2033, SOFR + 0.800%(5)(6)	807,426
8,239	2.40%, 04/01/2029, 12 mo. USD CMT + 2.246%(6)	8,315
1,280,000	2.59%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(6)	1,308,497
17,677	4.00%, 03/01/2041	19,448
469,502	5.09%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(6)	490,692

		3,242,286

	FNMA - 0.1%
128,799	0.50%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	128,775
1,106,277	3.00%, 03/25/2053	1,153,341
325,000	3.07%, 02/01/2025	349,348
16,121	4.50%, 11/01/2023	17,308
70,269	4.50%, 03/01/2038	77,853
33,669	4.50%, 11/01/2039	37,176
21,806	4.50%, 04/01/2040	24,344
55,169	4.50%, 08/01/2040	61,351
19,557	4.50%, 02/01/2041	21,586
302,540	4.50%, 04/01/2041	337,385
179,193	4.50%, 06/01/2041	197,834
272,679	4.50%, 07/01/2041	304,420
74,513	4.50%, 09/01/2041	83,162
56,988	4.50%, 07/01/2044	61,572

		2,855,455

	GNMA - 0.1%
48,933	5.00%, 07/15/2037	56,323
3,644	6.00%, 06/15/2024	4,075
3,214	6.00%, 07/15/2026	3,596
1,007	6.00%, 03/15/2028	1,129
24,095	6.00%, 04/15/2028	27,055
48,449	6.00%, 05/15/2028	54,274
14,839	6.00%, 06/15/2028	16,631
26,240	6.00%, 07/15/2028	29,394
5,439	6.00%, 08/15/2028	6,091
34,425	6.00%, 09/15/2028	38,574
67,168	6.00%, 10/15/2028	75,247
49,281	6.00%, 11/15/2028	55,218
63,056	6.00%, 12/15/2028	70,679
1,181	6.00%, 12/15/2031	1,350

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.4% - (continued)
	Mortgage-Backed Agencies - 0.4% - (continued)
	GNMA - 0.1% - (continued)
$16,095	6.00%, 09/15/2032	$19,072
4,815	6.00%, 11/15/2032	5,507
1,738	6.00%, 04/15/2033	1,948
61,362	6.00%, 06/15/2033	70,250
20,789	6.00%, 10/15/2033	24,742
2,355	6.00%, 11/15/2033	2,783
45,905	6.00%, 10/15/2034	52,436
52,271	6.00%, 01/15/2035	58,765
6,367	6.00%, 05/15/2035	7,141
7,022	6.00%, 06/15/2035	7,885
169	6.50%, 03/15/2026	188
2,496	6.50%, 01/15/2028	2,784
25,941	6.50%, 03/15/2028	28,932
58,126	6.50%, 04/15/2028	64,825
17,575	6.50%, 05/15/2028	19,599
92,376	6.50%, 06/15/2028	103,022
5,389	6.50%, 10/15/2028	6,009
1,617	6.50%, 02/15/2035	1,860
7,607	7.00%, 11/15/2031	8,456
3,895	7.00%, 03/15/2032	4,334
706,110	7.00%, 11/15/2032	839,481
85,662	7.00%, 01/15/2033	99,588
97,495	7.00%, 05/15/2033	113,052
15,431	7.00%, 07/15/2033	17,685
112,346	7.00%, 11/15/2033	130,644
43,703	7.50%, 09/16/2035	49,720
85	8.00%, 09/15/2026	92
33	8.00%, 11/15/2026	33
4,623	8.00%, 12/15/2026	5,174
83	8.00%, 09/15/2027	85
3,130	8.00%, 07/15/2029	3,585
7,629	8.00%, 12/15/2029	7,895
3,459	8.00%, 01/15/2030	3,569
2,529	8.00%, 02/15/2030	2,548
712	8.00%, 03/15/2030	719
7,968	8.00%, 04/15/2030	8,003
3,826	8.00%, 05/15/2030	3,989
29,333	8.00%, 06/15/2030	30,634
1,697	8.00%, 07/15/2030	1,744
52,357	8.00%, 08/15/2030	53,828
13,227	8.00%, 09/15/2030	13,643
5,532	8.00%, 11/15/2030	5,557
82,149	8.00%, 12/15/2030	91,702

		2,413,144

	Total U.S. Government Agencies (cost $8,137,969)	$8,510,885

U.S. GOVERNMENT SECURITIES - 12.6%
	U.S. Treasury Securities - 12.6%
	U.S. Treasury Bonds - 4.9%
$72,700	1.25%, 05/15/2050	$59,401
1,765,000	1.38%, 08/15/2050	1,488,943
4,545,000	1.63%, 11/15/2050	4,084,109
15,170,000	1.88%, 02/15/2051	14,492,091
8,895,000	2.25%, 05/15/2041	9,264,698
3,065,000	2.38%, 05/15/2051	3,275,240
19,250,000	2.50%, 02/15/2045(9)	20,841,885
5,929,000	2.75%, 11/15/2047	6,752,344
8,040,800	2.88%, 05/15/2043	9,253,516
200,000	3.00%, 08/15/2048	238,914
7,895,000	3.13%, 08/15/2044	9,481,093
4,630,000	3.38%, 05/15/2044	5,776,829
15,955,000	4.38%, 02/15/2038	21,978,012

		106,987,075

The accompanying notes are an integral part of these financial statements.

23

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 12.6% - (continued)
	U.S. Treasury Securities - 12.6% - (continued)
	U.S. Treasury Notes - 7.7%
$10,700,000	0.13%, 03/31/2023	$10,682,863
2,855,000	0.13%, 05/15/2023	2,849,535
4,000,000	0.13%, 05/31/2023	3,991,250
7,700,000	0.13%, 06/30/2023	7,680,750
2,385,000	0.13%, 02/15/2024	2,369,535
3,415,000	0.25%, 05/15/2024	3,396,591
18,965,000	0.25%, 05/31/2025	18,652,374
17,385,000	0.25%, 07/31/2025	17,062,427
8,770,000	0.25%, 08/31/2025	8,596,313
14,815,000	0.25%, 09/30/2025	14,507,704
8,325,000	0.38%, 11/30/2025	8,178,337
6,815,000	0.38%, 12/31/2025	6,688,550
9,055,000	0.38%, 01/31/2026	8,877,083
4,300,000	0.50%, 02/28/2026	4,236,676
6,355,000	0.75%, 03/31/2026	6,329,431
9,565,000	0.75%, 04/30/2026	9,521,658
8,590,000	0.75%, 05/31/2026	8,545,037
5,300,000	0.88%, 06/30/2026	5,300,000
2,450,000	1.13%, 02/28/2025	2,495,363
2,490,000	1.13%, 02/15/2031	2,419,580
3,425,000	1.25%, 03/31/2028	3,441,055
380,000	1.25%, 05/31/2028	381,247
1,675,000	1.63%, 10/31/2026	1,735,653
2,265,000	1.63%, 05/15/2031	2,302,514
7,555,000	2.13%, 03/31/2024	7,909,436

		168,150,962

	Total U.S. Government Securities (cost $260,760,928)	$275,138,037

	Total Long-Term Investments (cost $1,499,298,860)	$2,133,873,484

SHORT-TERM INVESTMENTS - 3.8%
	Repurchase Agreements - 2.1%
44,904,021	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $44,904,046; collateralized by U.S. Treasury Government Bond at 4.375%, maturing 11/15/2030, with a market value of $45,802,187	$44,904,021

	Securities Lending Collateral - 1.7%
5,667,539	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(10)	5,667,539
29,388,359	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(10)	29,388,359
1,492,232	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(10)	1,492,232

		36,548,130

	Total Short-Term Investments (cost $81,452,151)	$81,452,151

Total Investments (cost $1,580,751,011)	101.6%	$2,215,325,635
Other Assets and Liabilities	(1.6)%	(33,873,462)

Total Net Assets	100.0%	$2,181,452,173

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2021, the aggregate fair value of this security was $13,223,486, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,223,486 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	11,702,200	$—	$13,223,486

(4)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $156,630,354, representing 7.2% of net assets.

(6)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2021. Base lending rates may be subject to a floor or cap.

(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2021, the market value of securities pledged was $276,087.

(10)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

24

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Futures Contracts Outstanding at June 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	63	09/21/2021	$9,273,797	$(40,240)

Total futures contracts				$(40,240)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,001,708	$17,001,708	$—	$—
Banks	80,325,083	80,325,083	—	—
Capital Goods	140,323,333	140,323,333	—	—
Commercial & Professional Services	22,886,090	22,886,090	—	—
Consumer Durables & Apparel	21,648,266	21,648,266	—	—
Consumer Services	17,541,918	17,541,918	—	—
Diversified Financials	34,985,780	34,985,780	—	—
Energy	19,494,437	19,494,437	—	—
Food, Beverage & Tobacco	36,516,384	36,516,384	—	—
Health Care Equipment & Services	149,399,766	149,399,766	—	—
Insurance	78,072,696	78,072,696	—	—
Materials	79,751,565	79,751,565	—	—
Media & Entertainment	189,789,474	189,789,474	—	—
Pharmaceuticals, Biotechnology & Life Sciences	130,159,156	111,123,947	19,035,209	—
Real Estate	18,616,691	18,616,691	—	—
Retailing	60,743,301	47,519,815	13,223,486	—
Semiconductors & Semiconductor Equipment	69,382,289	69,382,289	—	—
Software & Services	209,609,319	209,609,319	—	—
Technology Hardware & Equipment	72,696,031	72,696,031	—	—
Transportation	17,040,135	17,040,135	—	—
Utilities	15,572,838	15,572,838	—	—
Asset & Commercial Mortgage-Backed Securities	51,622,161	—	51,622,161	—
Corporate Bonds	296,514,288	—	296,514,288	—
Foreign Government Obligations	6,170,372	—	6,170,372	—
Municipal Bonds	14,361,481	—	14,361,481	—
U.S. Government Agencies	8,510,885	—	8,510,885	—
U.S. Government Securities	275,138,037	—	275,138,037	—
Short-Term Investments	81,452,151	36,548,130	44,904,021	—

Total	$2,215,325,635	$1,485,845,695	$729,479,940	$—

Liabilities
Futures Contracts(2)	$(40,240)	$(40,240)	$—	$—

Total	$(40,240)	$(40,240)	$—	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

25

Hartford Capital Appreciation HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 0.6%
22,290	Ferrari N.V.	$4,601,685
181,556	General Motors Co.*	10,742,669
110,384	Thor Industries, Inc.	12,473,392

		27,817,746

	Banks - 1.8%
925,244	Bank of America Corp.	38,147,810
700,784	Commerzbank AG*	4,976,741
100,367	JP Morgan Chase & Co.	15,611,083
24,759	M&T Bank Corp.	3,597,730
721,800	Mitsubishi UFJ Financial Group, Inc.	3,887,800
329,552	Zions Bancorp NA	17,420,119

		83,641,283

	Capital Goods - 5.8%
9,272	3M Co.	1,841,697
37,486	AerCap Holdings N.V.*	1,919,658
75,377	Airbus SE*	9,712,535
61,883	Carlisle Cos., Inc.	11,843,169
18,567	Dover Corp.	2,796,190
236,114	Emerson Electric Co.	22,723,611
151,626	General Dynamics Corp.	28,545,111
350,600	HF Global, Inc.*(1)(2)(3)	7,099,650
194,740	Johnson Controls International plc	13,365,006
72,438	Lockheed Martin Corp.	27,406,917
61,731	Middleby Corp.*	10,695,513
117,371	Northrop Grumman Corp.	42,656,143
314,793	Raytheon Technologies Corp.	26,854,991
10,315	Roper Technologies, Inc.	4,850,113
23,097	Safran S.A.	3,205,469
349,930	Sanwa Holdings Corp.	4,303,728
28,183	Siemens AG	4,474,860
513,081	Westinghouse Air Brake Technologies Corp.	42,226,566

		266,520,927

	Commercial & Professional Services - 1.9%
44,372	Booz Allen Hamilton Holding Corp.	3,779,607
290,415	Copart, Inc.*	38,285,409
181,450	CoStar Group, Inc.*	15,027,689
287,062	Leidos Holdings, Inc.	29,021,968
68,610	Recruit Holdings Co., Ltd.	3,364,550

		89,479,223

	Consumer Durables & Apparel - 3.6%
221,335	Carter’s, Inc.	22,835,132
149,440	Garmin Ltd.	21,615,002
139,567	Lennar Corp. Class A	13,865,981
82,792	Lululemon Athletica, Inc.*	30,216,596
249,191	NIKE, Inc. Class B	38,497,518
4,164	NVR, Inc.*	20,708,821
74,493	Polaris, Inc.	10,202,561
49,200	Sony Corp.	4,770,787
110,271	Steven Madden Ltd.	4,825,459

		167,537,857

	Consumer Services - 5.3%
317,064	Airbnb, Inc. Class A*	48,555,181
11,377	Booking Holdings, Inc.*	24,893,900
134,698	Chegg, Inc.*	11,194,751
13,227	Chipotle Mexican Grill, Inc.*	20,506,347
763,419	Compass Group plc*	16,083,643
381,162	DraftKings, Inc. Class A*	19,885,222
187,545	Las Vegas Sands Corp.*	9,881,746
166,713	McDonald’s Corp.	38,509,036
317,325	Penn National Gaming, Inc.*	24,272,189
142,056	Starbucks Corp.	15,883,281

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Consumer Services - 5.3% - (continued)
113,809	Yum! Brands, Inc.	$13,091,449

		242,756,745

	Diversified Financials - 4.6%
244,467	American Express Co.	40,393,282
426,656	Bank of New York Mellon Corp.	21,857,587
25,679	BlackRock, Inc.	22,468,355
380,945	Charles Schwab Corp.	27,736,605
21,093	Coinbase Global, Inc. Class A*	5,342,857
256,757	Equitable Holdings, Inc.	7,818,251
168,126	Intermediate Capital Group plc	4,945,114
214,272	Raymond James Financial, Inc.	27,833,933
53,472	S&P Global, Inc.	21,947,582
184,843	Tradeweb Markets, Inc. Class A	15,630,324
159,716	Voya Financial, Inc.	9,822,534
89,831	XP, Inc. Class A*	3,912,140

		209,708,564

	Energy - 1.5%
342,519	Baker Hughes a GE Co.	7,833,409
582,408	Canadian Natural Resources Ltd.	21,129,762
105,212	ConocoPhillips	6,407,411
76,353	Diamondback Energy, Inc.	7,168,783
136,406	Equinor ASA	2,887,511
264,980	Halliburton Co.	6,126,338
164,650	Occidental Petroleum Corp.	5,148,605
45,690	Phillips 66	3,921,116
326,495	Schlumberger Ltd.	10,451,105

		71,074,040

	Food & Staples Retailing - 0.1%
72,004	Sysco Corp.	5,598,311

	Food, Beverage & Tobacco - 5.4%
652,470	Altria Group, Inc.	31,109,770
598,527	Coca-Cola Co.	32,386,296
75,479	Constellation Brands, Inc. Class A	17,653,783
945,823	Diageo plc	45,331,862
156,448	General Mills, Inc.	9,532,377
614,510	Keurig Dr Pepper, Inc.	21,655,333
120,071	Mondelez International, Inc. Class A	7,497,233
268,967	PepsiCo., Inc.	39,852,840
290,967	Philip Morris International, Inc.	28,837,739
204,415	Tyson Foods, Inc. Class A	15,077,650

		248,934,883

	Health Care Equipment & Services - 8.5%
39,481	ABIOMED, Inc.*	12,322,415
45,001	Align Technology, Inc.*	27,495,611
301,323	Baxter International, Inc.	24,256,502
327,127	Boston Scientific Corp.*	13,987,951
24,948	Cardinal Health, Inc.	1,424,281
279,054	Centene Corp.*	20,351,408
223,602	CVS Health Corp.	18,657,351
94,771	Danaher Corp.	25,432,746
59,252	DexCom, Inc.*	25,300,604
273,236	GoodRx Holdings, Inc. Class A*(5)	9,839,228
93,958	Insulet Corp.*	25,792,411
3,721	Intuitive Surgical, Inc.*	3,421,980
64,855	McKesson Corp.	12,402,870
466,946	Medtronic plc	57,962,007
1,082,910	Multiplan Corp.*(5)	10,309,303
180,188	Oak Street Health, Inc.*	10,553,611
62,002	Quest Diagnostics, Inc.	8,182,404
56,388	Teleflex, Inc.	22,656,135
115,493	UnitedHealth Group, Inc.	46,248,017

The accompanying notes are an integral part of these financial statements.

26

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Health Care Equipment & Services - 8.5% - (continued)
48,615	Veeva Systems, Inc. Class A*	$15,116,834

		391,713,669

	Household & Personal Products - 1.8%
555,804	Colgate-Palmolive Co.	45,214,655
85,750	Honest Co., Inc.*(2)(4)	1,341,473
48,373	Kimberly-Clark Corp.	6,471,340
207,304	Procter & Gamble Co.	27,971,529

		80,998,997

	Insurance - 4.6%
746,932	Aflac, Inc.	40,080,371
281,029	Athene Holding Ltd. Class A*	18,969,457
359,379	Chubb Ltd.	57,119,698
457,746	CNO Financial Group, Inc.	10,811,961
315,293	Marsh & McLennan Cos., Inc.	44,355,419
397,128	MetLife, Inc.	23,768,111
72,900	Travelers Cos., Inc.	10,913,859
194,927	Unum Group	5,535,927

		211,554,803

	Materials - 2.7%
98,201	Celanese Corp.	14,887,272
140,423	CRH plc	7,129,148
120,774	Ecolab, Inc.	24,875,821
283,448	FMC Corp.	30,669,073
94,589	Linde plc	27,345,680
102,629	Reliance Steel & Aluminum Co.	15,486,716
46,299	Rio Tinto plc	3,823,716

		124,217,426

	Media & Entertainment - 7.3%
184,469	Activision Blizzard, Inc.	17,605,721
34,946	Alphabet, Inc. Class A*	85,330,793
5,422	Cable One, Inc.	10,371,256
21,752	Charter Communications, Inc. Class A*	15,692,980
59,669	Electronic Arts, Inc.	8,582,192
87,195	Facebook, Inc. Class A*	30,318,574
116,643	Match Group, Inc.*	18,808,684
3,400	Netflix, Inc.*	1,795,914
372,653	Omnicom Group, Inc.	29,808,514
295,257	Pinterest, Inc. Class A*	23,310,540
47,269	Roku, Inc.*	21,708,288
468,000	Snap, Inc. Class A*	31,889,520
82,569	Spotify Technology S.A.*	22,755,191
182,999	Twitter, Inc.*	12,592,161
403,144	Zynga, Inc. Class A*	4,285,421

		334,855,749

	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
177,061	Allakos, Inc.*	15,115,698
8,938	Argenx SE ADR*	2,690,964
220,650	AstraZeneca plc ADR(5)	13,216,935
20,821	Biogen, Inc.*	7,209,688
276,889	Elanco Animal Health, Inc.*	9,605,279
69,444	Eli Lilly & Co.	15,938,787
68,449	Exact Sciences Corp.*	8,508,895
3,404	Hutchmed China Ltd.*	26,436
41,595	Illumina, Inc.*	19,683,170
258,166	Johnson & Johnson	42,530,267
174,221	Kodiak Sciences, Inc.*	16,202,553
304,856	Organon & Co.*	9,224,942
496,353	Pfizer, Inc.	19,437,183
345,349	PTC Therapeutics, Inc.*	14,597,902
33,918	Regeneron Pharmaceuticals, Inc.*	18,944,560
108,252	Seagen, Inc.*	17,090,826

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6% - (continued)
145,106	Vertex Pharmaceuticals, Inc.*	$29,257,723

		259,281,808

	Real Estate - 4.1%
78,824	Alexandria Real Estate Equities, Inc. REIT	14,341,239
139,402	American Tower Corp. REIT	37,658,056
430,652	Americold Realty Trust REIT	16,300,178
72,478	Camden Property Trust REIT	9,615,656
52,793	Crown Castle International Corp. REIT	10,299,914
48,547	Digital Realty Trust, Inc. REIT	7,304,382
14,232	Equinix, Inc. REIT	11,422,603
37,119	Prologis, Inc. REIT	4,436,834
61,195	Public Storage REIT	18,400,725
195,767	Redfin Corp.*	12,413,585
654,972	STORE Capital Corp. REIT	22,603,084
710,550	VICI Properties, Inc. REIT	22,041,261

		186,837,517

	Retailing - 7.3%
62,388	Alibaba Group Holding Ltd. ADR*	14,148,351
8,451,700	Allstar Co.(2)(3)(6)	9,550,421
28,440	Amazon.com, Inc.*	97,838,150
7,828	AutoZone, Inc.*	11,681,098
137,590	CarMax, Inc.*	17,769,748
198,549	Chewy, Inc. Class A*	15,826,341
48,941	Dollar General Corp.	10,590,343
196,350	Dollar Tree, Inc.*	19,536,825
93,105	Etsy, Inc.*	19,164,733
57,752	Five Below, Inc.*	11,161,729
107,767	LKQ Corp.*	5,304,292
178,291	Ross Stores, Inc.	22,108,084
40,310	Target Corp.	9,744,539
882,959	TJX Cos., Inc.	59,529,096
115,140	Tory Burch LLC*(1)(2)(3)	5,789,224
7,677	Wayfair, Inc. Class A*	2,423,706
40,625	Zalando SE*(7)	4,913,185

		337,079,865

	Semiconductors & Semiconductor Equipment - 3.1%
393,432	Advanced Micro Devices, Inc.*	36,955,068
2,984	ASML Holding N.V.	2,059,913
35,053	Broadcom, Inc.	16,714,672
196,711	First Solar, Inc.*	17,804,313
24,142	KLA Corp.	7,827,078
253,515	Marvell Technology, Inc.	14,787,530
91,191	Micron Technology, Inc.*	7,749,411
62,168	MKS Instruments, Inc.	11,062,796
40,113	NXP Semiconductors N.V.	8,252,046
32,688	SolarEdge Technologies, Inc.*	9,033,982
45,787	Universal Display Corp.	10,179,824

		142,426,633

	Software & Services - 12.9%
67,147	Accenture plc Class A	19,794,264
10,302	Amdocs Ltd.	796,963
148,868	ANSYS, Inc.*	51,666,128
20,027	Avalara, Inc.*	3,240,369
223,338	Cognizant Technology Solutions Corp. Class A	15,468,390
38,955	Fair Isaac Corp.*	19,581,899
29,521	Fidelity National Information Services, Inc.	4,182,240
138,243	FleetCor Technologies, Inc.*	35,398,503
703,519	Genpact Ltd.	31,960,868
29,125	Global Payments, Inc.	5,462,102
395,524	GoDaddy, Inc. Class A*	34,394,767
93,627	Guidewire Software, Inc.*	10,553,635
367,982	International Business Machines Corp.	53,942,481

The accompanying notes are an integral part of these financial statements.

27

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Software & Services - 12.9% - (continued)
8,042	Intuit, Inc.	$3,941,947
93,444	Mastercard, Inc. Class A	34,115,470
103,385	Microsoft Corp.	28,006,996
29,899	MongoDB, Inc.*	10,809,086
531,504	Oracle Corp.	41,372,271
44,370	Paycom Software, Inc.*	16,127,164
53,459	RingCentral, Inc. Class A*	15,534,116
135,515	salesforce.com, Inc.*	33,102,249
44,333	StoneCo Ltd. Class A*	2,972,971
191,346	Varonis Systems, Inc.*	11,025,357
74,963	Visa, Inc. Class A	17,527,849
100,415	VMware, Inc. Class A*(5)	16,063,388
1,124,711	Western Union Co.	25,834,612
112,153	WEX, Inc.*	21,746,467
101,338	Workday, Inc. Class A*	24,193,434
55,233	Worldline S.A.*(7)	5,175,585
4,617	Zoom Video Communications, Inc. Class A*	1,786,918

		595,778,489

	Technology Hardware & Equipment - 3.4%
28,832	Apple, Inc.	3,948,831
29,234	Arista Networks, Inc.*	10,591,771
133,473	CDW Corp.	23,311,059
449,681	Cisco Systems, Inc.	23,833,093
91,870	F5 Networks, Inc.*	17,148,454
1,279,219	Flex Ltd.*	22,859,644
321,442	II-VI, Inc.*	23,333,475
8,970	Keyence Corp.	4,517,499
148,190	Lumentum Holdings, Inc.*	12,156,026
15,220	Motorola Solutions, Inc.	3,300,457
143,270	Samsung Electronics Co., Ltd.	10,256,144
18,490	TE Connectivity Ltd.	2,500,033

		157,756,486

	Telecommunication Services - 0.8%
87,249	Cellnex Telecom S.A.(7)	5,564,849
204,731	T-Mobile U.S., Inc.*	29,651,191

		35,216,040

	Transportation - 2.3%
52,759	FedEx Corp.	15,739,593
123,619	J.B. Hunt Transport Services, Inc.	20,143,716
294,200	Localiza Rent a Car S.A.	3,785,597
89,278	Uber Technologies, Inc.*	4,474,613
132,694	Union Pacific Corp.	29,183,391
156,156	United Parcel Service, Inc. Class B	32,475,763

		105,802,673

	Utilities - 1.9%
139,949	Avangrid, Inc.	7,197,577
465,511	CenterPoint Energy, Inc.	11,414,330
81,593	Consolidated Edison, Inc.	5,851,850
147,750	Duke Energy Corp.	14,585,880
436,684	Exelon Corp.	19,349,468
1,310,664	Iberdrola S.A.	15,983,096
157,185	Pinnacle West Capital Corp.	12,884,454

		87,266,655

	Total Common Stocks (cost $3,260,666,986)	$4,463,856,389

EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
33,199	iShares MSCI ACWI ETF	$3,359,407

Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 0.4% - (continued)
	Other Investment Pools & Funds - 0.4% - (continued)
46,388	iShares Russell 1000 Growth ETF	$12,593,414

		15,952,821

	Total Exchange-Traded Funds (cost $14,667,043)	$15,952,821

CONVERTIBLE PREFERRED STOCKS - 0.3%
	Software & Services - 0.3%
50,200	Nanigans, Inc. Series D*(1)(2)(3)	$—
20,891	Sharecare, Inc. Series B2*(2)(3)	12,359,763
29,504	Magic Leap, Inc. Series C*(1)(2)(3)	271,732

		12,631,495

	Total Convertible Preferred Stocks (cost $6,447,709)	$12,631,495

ESCROWS - 0.0%(8)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(1)(2)(3)	$20,467

	Total Escrows (cost $—)	$20,467

	Total Long-Term Investments (cost $3,281,781,738)	$4,492,461,172

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 1.9%
89,105,327	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $89,105,377; collateralized by U.S. Treasury Government Bond at 4.375%, maturing 11/15/2039, with a market value of $90,887,507	$89,105,327

	Securities Lending Collateral - 0.9%
6,427,961	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(9)	6,427,961
33,331,440	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(9)	33,331,440
1,692,447	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(9)	1,692,447

		41,451,848

	Total Short-Term Investments (cost $130,557,175)	$130,557,175

Total Investments (cost $3,412,338,913)	100.4%	$4,623,018,347
Other Assets and Liabilities	(0.4)%	(16,863,080)

Total Net Assets	100.0%	$4,606,155,267

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The accompanying notes are an integral part of these financial statements.

28

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2021, the aggregate fair value of these securities was $36,432,730, which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $36,432,730 or 0.8% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	8,451,700	$—	$9,550,421
06/2015	HF Global, Inc.	350,600	4,713,607	7,099,650
12/2015	Magic Leap, Inc. Series C Convertible Preferred	29,504	679,566	271,732
03/2015	Nanigans, Inc. Series D Convertible Preferred	50,200	548,109	—
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	20,891	5,220,034	12,359,763
11/2013	Tory Burch LLC	115,140	9,024,247	5,789,224

			$20,185,563	$35,091,257

(4)	Investment is temporarily subject to certain trading restrictions. At June 30, 2021, the value of such restricted securities amounted to $1,341,473 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2014	Honest Co., Inc.	85,750	$1,097,606	$1,341,473

(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(6)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

(7)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $15,653,619, representing 0.3% of net assets.

(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(9)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
NASDAQ 100 E-MINI	249	09/17/2021	$72,454,020	$3,194,106

Total futures contracts				$3,194,106

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

29

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$27,817,746	$23,216,061	$4,601,685	$—
Banks	83,641,283	74,776,742	8,864,541	—
Capital Goods	266,520,927	237,724,685	21,696,592	7,099,650
Commercial & Professional Services	89,479,223	86,114,673	3,364,550	—
Consumer Durables & Apparel	167,537,857	162,767,070	4,770,787	—
Consumer Services	242,756,745	226,673,102	16,083,643	—
Diversified Financials	209,708,564	204,763,450	4,945,114	—
Energy	71,074,040	68,186,529	2,887,511	—
Food & Staples Retailing	5,598,311	5,598,311	—	—
Food, Beverage & Tobacco	248,934,883	203,603,021	45,331,862	—
Health Care Equipment & Services	391,713,669	391,713,669	—	—
Household & Personal Products	80,998,997	79,657,524	1,341,473	—
Insurance	211,554,803	211,554,803	—	—
Materials	124,217,426	113,264,562	10,952,864	—
Media & Entertainment	334,855,749	334,855,749	—	—
Pharmaceuticals, Biotechnology & Life Sciences	259,281,808	259,281,808	—	—
Real Estate	186,837,517	186,837,517	—	—
Retailing	337,079,865	316,827,035	14,463,606	5,789,224
Semiconductors & Semiconductor Equipment	142,426,633	140,366,720	2,059,913	—
Software & Services	595,778,489	590,602,904	5,175,585	—
Technology Hardware & Equipment	157,756,486	142,982,843	14,773,643	—
Telecommunication Services	35,216,040	29,651,191	5,564,849	—
Transportation	105,802,673	105,802,673	—	—
Utilities	87,266,655	71,283,559	15,983,096	—
Exchange-Traded Funds	15,952,821	15,952,821	—	—
Convertible Preferred Stocks	12,631,495	—	12,359,763	271,732
Escrows	20,467	—	—	20,467
Short-Term Investments	130,557,175	41,451,848	89,105,327	—
Futures Contracts(2)	3,194,106	3,194,106	—	—

Total	$4,626,212,453	$4,328,704,976	$284,326,404	$13,181,073

(1)

For the six-month period ended June 30, 2021, investments valued at $5,261,607 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

30

Hartford Disciplined Equity HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.4%
17,907	Tesla, Inc.*	$12,171,388

	Banks - 5.9%
1,823,554	Bank of America Corp.	75,185,132
521,634	JP Morgan Chase & Co.	81,134,952
220,203	PNC Financial Services Group, Inc.	42,005,924

		198,326,008

	Capital Goods - 5.8%
258,681	AMETEK, Inc.	34,533,913
78,193	Deere & Co.	27,579,453
357,916	Fortune Brands Home & Security, Inc.	35,652,013
138,655	IDEX Corp.	30,511,033
129,528	Illinois Tool Works, Inc.	28,957,280
453,317	Raytheon Technologies Corp.	38,672,473

		195,906,165

	Commercial & Professional Services - 2.5%
142,845	Equifax, Inc.	34,212,806
340,389	Leidos Holdings, Inc.	34,413,328
148,827	Republic Services, Inc.	16,372,458

		84,998,592

	Consumer Durables & Apparel - 2.3%
282,726	NIKE, Inc. Class B	43,678,340
388,114	VF Corp.	31,840,872

		75,519,212

	Consumer Services - 2.5%
122,891	Airbnb, Inc. Class A*(2)	18,819,528
10,692	Booking Holdings, Inc.*	23,395,058
176,820	McDonald’s Corp.	40,843,652

		83,058,238

	Diversified Financials - 5.3%
289,478	American Express Co.	47,830,450
45,208	BlackRock, Inc.	39,555,644
433,099	Charles Schwab Corp.	31,533,938
654,968	Morgan Stanley	60,054,016

		178,974,048

	Energy - 1.3%
512,196	EOG Resources, Inc.	42,737,634

	Food & Staples Retailing - 1.3%
311,217	Walmart, Inc.	43,887,821

	Food, Beverage & Tobacco - 2.2%
185,277	Constellation Brands, Inc. Class A	43,334,437
349,345	Monster Beverage Corp.*	31,912,666

		75,247,103

	Health Care Equipment & Services - 8.0%
252,738	Abbott Laboratories	29,299,916
404,816	Baxter International, Inc.	32,587,688
134,090	Becton Dickinson and Co.	32,609,347
155,354	Danaher Corp.	41,690,800
409,978	Hologic, Inc.*	27,353,732
103,186	Laboratory Corp. of America Holdings*	28,463,858
188,231	UnitedHealth Group, Inc.	75,375,222

		267,380,563

	Household & Personal Products - 3.0%
394,469	Colgate-Palmolive Co.	32,090,053
215,697	Honest Co., Inc.*(1)(2)	3,374,364
474,945	Procter & Gamble Co.	64,084,329

		99,548,746

	Insurance - 0.8%
175,282	Chubb Ltd.	27,859,321

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Materials - 1.1%
222,555	PPG Industries, Inc.	$37,783,162

	Media & Entertainment - 11.4%
70,757	Alphabet, Inc. Class A*	172,773,735
276,526	Facebook, Inc. Class A*	96,150,855
79,765	Netflix, Inc.*	42,132,671
403,515	Walt Disney Co.*	70,925,832

		381,983,093

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
269,890	Eli Lilly & Co.	61,945,153
684,829	Merck & Co., Inc.	53,259,152
51,958	Regeneron Pharmaceuticals, Inc.*	29,020,621
92,000	Thermo Fisher Scientific, Inc.	46,411,240

		190,636,166

	Real Estate - 1.7%
130,287	American Tower Corp. REIT	35,195,730
465,531	Gaming and Leisure Properties, Inc. REIT	21,568,051

		56,763,781

	Retailing - 7.7%
39,718	Amazon.com, Inc.*	136,636,275
1,605,750	Coupang LLC*(1)(2)	65,901,586
761,207	TJX Cos., Inc.	51,320,576
38,805	Tory Burch LLC*(1)(3)(4)	1,951,117

		255,809,554

	Semiconductors & Semiconductor Equipment - 4.9%
330,663	Advanced Micro Devices, Inc.*	31,059,176
85,162	KLA Corp.	27,610,372
225,384	QUALCOMM, Inc.	32,214,135
155,238	Teradyne, Inc.	20,795,682
278,299	Texas Instruments, Inc.	53,516,898

		165,196,263

	Software & Services - 11.7%
213,828	Fidelity National Information Services, Inc.	30,293,013
160,993	Global Payments, Inc.	30,192,627
258,366	GoDaddy, Inc. Class A*	22,467,507
145,986	Mastercard, Inc. Class A	53,298,029
609,017	Microsoft Corp.	164,982,705
198,934	salesforce.com, Inc.*	48,593,608
210,699	SS&C Technologies Holdings, Inc.	15,182,970
109,679	Workday, Inc. Class A*	26,184,765

		391,195,224

	Technology Hardware & Equipment - 9.0%
1,156,997	Apple, Inc.	158,462,309
181,944	CDW Corp.	31,776,520
958,398	Corning, Inc.	39,198,478
199,068	Motorola Solutions, Inc.	43,167,896
354,898	NetApp, Inc.	29,037,754

		301,642,957

	Telecommunication Services - 1.1%
666,002	Verizon Communications, Inc.	37,316,092

	Transportation - 1.4%
156,352	FedEx Corp.	46,644,492

	Utilities - 2.0%
430,740	American Electric Power Co., Inc.	36,436,297
316,779	Duke Energy Corp.	31,272,423

		67,708,720

	Total Common Stocks (cost $2,187,751,103)	$3,318,294,343

The accompanying notes are an integral part of these financial statements.

31

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Real Estate - 0.1%
81,049	We Co. Series D1*(1)(4)	$696,292
114,486	We Co. Series D2*(1)(4)	983,549

		1,679,841

	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(3)(4)	4,473,789
287,204	Lookout, Inc. Series F*(1)(3)(4)	2,673,869

		7,147,658

	Total Convertible Preferred Stocks (cost $9,496,645)	$8,827,499

ESCROWS - 0.0%(5)
	Software & Services - 0.0%
366,944	Marklogic Corp.*(1)(3)(4)	$4,770

	Total Escrows (cost $—)	$4,770

	Total Long-Term Investments (cost $2,197,247,748)	$3,327,126,612

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
21,020,072	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $21,020,084; collateralized by U.S. Treasury Government Bond at 4.375%, maturing 11/15/2030, with a market value of $21,440,608	$21,020,072

	Total Short-Term Investments (cost $21,020,072)	$21,020,072

Total Investments (cost $2,218,267,820)	99.9%	$3,348,146,684
Other Assets and Liabilities	0.1%	4,122,838

Total Net Assets	100.0%	$3,352,269,522

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2021, the aggregate fair value of these securities was $80,059,336, which represented 2.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Investment is temporarily subject to certain trading restrictions. At June 30, 2021, the value of such restricted securities amounted to $69,275,950 or 2.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2014	Coupang LLC	1,605,750	$4,998,894	$65,901,586
08/2014	Honest Co., Inc.	215,697	2,760,927	3,374,364

			$7,759,821	$69,275,950

(3)	Investment valued using significant unobservable inputs.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $10,783,386 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	$2,960,001	$4,473,789
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,673,869
01/2021	Marklogic Corp.	366,944	—	4,770
11/2013	Tory Burch LLC	38,805	3,041,403	1,951,117
12/2014	We Co. Series D1 Convertible Preferred	81,049	1,349,560	696,292
12/2014	We Co. Series D2 Convertible Preferred	114,486	1,906,324	983,549

			$12,538,048	$10,783,386

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

32

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,171,388	$12,171,388	$—	$—
Banks	198,326,008	198,326,008	—	—
Capital Goods	195,906,165	195,906,165	—	—
Commercial & Professional Services	84,998,592	84,998,592	—	—
Consumer Durables & Apparel	75,519,212	75,519,212	—	—
Consumer Services	83,058,238	83,058,238	—	—
Diversified Financials	178,974,048	178,974,048	—	—
Energy	42,737,634	42,737,634	—	—
Food & Staples Retailing	43,887,821	43,887,821	—	—
Food, Beverage & Tobacco	75,247,103	75,247,103	—	—
Health Care Equipment & Services	267,380,563	267,380,563	—	—
Household & Personal Products	99,548,746	96,174,382	3,374,364	—
Insurance	27,859,321	27,859,321	—	—
Materials	37,783,162	37,783,162	—	—
Media & Entertainment	381,983,093	381,983,093	—	—
Pharmaceuticals, Biotechnology & Life Sciences	190,636,166	190,636,166	—	—
Real Estate	56,763,781	56,763,781	—	—
Retailing	189,907,968	187,956,851	—	1,951,117
Semiconductors & Semiconductor Equipment	165,196,263	165,196,263	—	—
Software & Services	391,195,224	391,195,224	—	—
Technology Hardware & Equipment	301,642,957	301,642,957	—	—
Telecommunication Services	37,316,092	37,316,092	—	—
Transportation	46,644,492	46,644,492	—	—
Utilities	67,708,720	67,708,720	—	—
Convertible Preferred Stocks	74,729,085	—	67,581,427	7,147,658
Escrows	4,770	—	—	4,770
Short-Term Investments	21,020,072	—	21,020,072	—

Total	$3,348,146,684	$3,247,067,276	$91,975,863	$9,103,545

(1)

For the six-month period ended June 30, 2021, investments valued at $18,197,113 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers into Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

33

Hartford Dividend and Growth HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Banks - 7.6%
2,767,993	Bank of America Corp.	$114,124,352
796,467	JP Morgan Chase & Co.	123,882,477
316,224	PNC Financial Services Group, Inc.	60,322,890

		298,329,719

	Capital Goods - 8.1%
93,164	Deere & Co.	32,859,874
252,511	General Dynamics Corp.	47,537,721
685,205	Ingersoll Rand, Inc.*	33,444,856
599,095	Johnson Controls International plc	41,115,890
115,931	Lockheed Martin Corp.	43,862,494
625,431	Otis Worldwide Corp.	51,141,493
754,557	Raytheon Technologies Corp.	64,371,258

		314,333,586

	Commercial & Professional Services - 1.1%
298,647	Waste Management, Inc.	41,843,431

	Consumer Services - 2.1%
394,166	Hilton Worldwide Holdings, Inc.*	47,544,303
146,044	McDonald’s Corp.	33,734,703

		81,279,006

	Diversified Financials - 6.6%
380,810	American Express Co.	62,921,236
52,161	BlackRock, Inc.	45,639,310
739,888	Charles Schwab Corp.	53,871,245
342,633	Northern Trust Corp.	39,615,228
130,458	S&P Global, Inc.	53,546,486

		255,593,505

	Energy - 4.5%
482,125	Chevron Corp.	50,497,772
934,123	ConocoPhillips	56,888,091
417,245	Marathon Petroleum Corp.	25,209,943
935,310	Total SE ADR	42,332,131

		174,927,937

	Food & Staples Retailing - 2.4%
510,077	Sysco Corp.	39,658,487
377,911	Walmart, Inc.	53,293,009

		92,951,496

	Food, Beverage & Tobacco - 2.5%
1,026,142	Coca-Cola Co.	55,524,544
669,003	Mondelez International, Inc. Class A	41,772,547

		97,297,091

	Health Care Equipment & Services - 7.6%
131,994	Anthem, Inc.	50,395,309
172,481	Becton Dickinson and Co.	41,945,654
280,028	HCA Healthcare, Inc.	57,892,989
483,128	Medtronic plc	59,970,679
211,198	UnitedHealth Group, Inc.	84,572,127

		294,776,758

	Insurance - 5.7%
1,002,052	American International Group, Inc.	47,697,675
377,153	Chubb Ltd.	59,944,698
611,626	MetLife, Inc.	36,605,816
324,550	Principal Financial Group, Inc.	20,508,314
568,033	Prudential Financial, Inc.	58,206,342

		222,962,845

	Materials - 3.8%
486,849	Celanese Corp.	73,806,309
255,282	FMC Corp.	27,621,512
271,968	PPG Industries, Inc.	46,172,007

		147,599,828

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Media & Entertainment - 6.4%
64,877	Alphabet, Inc. Class A*	$158,416,010
1,590,114	Comcast Corp. Class A	90,668,300

		249,084,310

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
267,995	Agilent Technologies, Inc.	39,612,341
752,789	AstraZeneca plc ADR(1)	45,092,061
749,310	Bristol-Myers Squibb Co.	50,068,894
537,132	Merck & Co., Inc.	41,772,756
416,445	Novartis AG ADR	37,996,442
2,051,680	Pfizer, Inc.	80,343,789

		294,886,283

	Real Estate - 3.2%
147,205	American Tower Corp. REIT	39,765,959
2,111,303	Host Hotels & Resorts, Inc. REIT*	36,082,168
158,639	Public Storage REIT	47,701,161

		123,549,288

	Retailing - 4.0%
160,818	Home Depot, Inc.	51,283,252
293,645	Lowe’s Cos., Inc.	56,958,321
703,275	TJX Cos., Inc.	47,414,800

		155,656,373

	Semiconductors & Semiconductor Equipment - 3.6%
123,517	Broadcom, Inc.	58,897,846
406,871	Micron Technology, Inc.*	34,575,898
251,886	Texas Instruments, Inc.	48,437,678

		141,911,422

	Software & Services - 8.0%
129,940	Accenture plc Class A	38,305,013
671,753	Cognizant Technology Solutions Corp. Class A	46,525,613
333,172	Fidelity National Information Services, Inc.	47,200,477
658,566	Microsoft Corp.	178,405,529

		310,436,632

	Technology Hardware & Equipment - 7.6%
738,281	Apple, Inc.	101,114,966
1,360,439	Cisco Systems, Inc.	72,103,267
1,153,559	Corning, Inc.	47,180,563
1,739,412	HP, Inc.	52,512,848
108,136	Motorola Solutions, Inc.	23,449,292

		296,360,936

	Telecommunication Services - 2.4%
1,690,958	Verizon Communications, Inc.	94,744,377

	Transportation - 0.6%
114,639	Union Pacific Corp.	25,212,555

	Utilities - 3.1%
579,576	Dominion Energy, Inc.	42,639,406
851,370	Exelon Corp.	37,724,205
311,677	Sempra Energy	41,290,969

		121,654,580

	Total Common Stocks (cost $2,229,120,256)	$3,835,391,958

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 1.2%
45,513,279	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $45,513,304; collateralized by U.S. Treasury Bond at 4.375%, maturing 11/15/2023, with a market value of $46,423,556	$45,513,279

The accompanying notes are an integral part of these financial statements.

34

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.3% - (continued)
	Securities Lending Collateral - 1.1%
6,732,040	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	$6,732,040
34,908,205	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.02%(2)	34,908,205
1,772,509	Invesco Government & Agency Portfolio, Institutional Class, 0.02%(2)	1,772,509

		43,412,754

	Total Short-Term Investments (cost $88,926,033)	$88,926,033

Total Investments (cost $2,318,046,289)	100.8%	$3,924,317,991
Other Assets and Liabilities	(0.8)%	(30,499,496)

Total Net Assets	100.0%	$3,893,818,495

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$298,329,719	$298,329,719	$—	$—
Capital Goods	314,333,586	314,333,586	—	—
Commercial & Professional Services	41,843,431	41,843,431	—	—
Consumer Services	81,279,006	81,279,006	—	—
Diversified Financials	255,593,505	255,593,505	—	—
Energy	174,927,937	174,927,937	—	—
Food & Staples Retailing	92,951,496	92,951,496	—	—
Food, Beverage & Tobacco	97,297,091	97,297,091	—	—
Health Care Equipment & Services	294,776,758	294,776,758	—	—
Insurance	222,962,845	222,962,845	—	—
Materials	147,599,828	147,599,828	—	—
Media & Entertainment	249,084,310	249,084,310	—	—
Pharmaceuticals, Biotechnology & Life Sciences	294,886,283	294,886,283	—	—
Real Estate	123,549,288	123,549,288	—	—
Retailing	155,656,373	155,656,373	—	—
Semiconductors & Semiconductor Equipment	141,911,422	141,911,422	—	—
Software & Services	310,436,632	310,436,632	—	—
Technology Hardware & Equipment	296,360,936	296,360,936	—	—
Telecommunication Services	94,744,377	94,744,377	—	—
Transportation	25,212,555	25,212,555	—	—
Utilities	121,654,580	121,654,580	—	—
Short-Term Investments	88,926,033	43,412,754	45,513,279	—

Total	$3,924,317,991	$3,878,804,712	$45,513,279	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

35

Hartford Healthcare HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Biotechnology - 19.8%
24,544	89bio, Inc.*	$458,973
17,877	Akero Therapeutics, Inc.*(1)	443,528
11,053	Alnylam Pharmaceuticals, Inc.*	1,873,705
27,492	Apellis Pharmaceuticals, Inc.*	1,737,494
24,308	Arena Pharmaceuticals, Inc.*	1,657,806
1,489	Argenx SE ADR*	448,293
3,386	Ascendis Pharma A/S ADR*	445,428
21,958	BioAtla, Inc.*(1)	930,580
8,008	Biogen, Inc.*	2,772,930
5,593	Biohaven Pharmaceutical Holding Co., Ltd.*	542,968
64,287	Connect Biopharma Holdings Ltd. ADR*	1,255,525
37,053	Dyne Therapeutics, Inc.*	779,595
142,500	Everest Medicines Ltd.*(1)(2)	1,416,550
8,410	Exact Sciences Corp.*	1,045,447
36,579	Freeline Therapeutics Holdings plc ADR*	298,119
70,080	Gamida Cell Ltd.*	449,213
2,284	Genmab A/S*	935,852
15,857	Genus plc	1,089,013
50,199	Gracell Biotechnologies, Inc. ADR*	652,587
157,708	ImmunoGen, Inc.*	1,039,296
414,000	InnoCare Pharma Ltd.*(2)	1,523,687
109,743	Ironwood Pharmaceuticals, Inc.*	1,412,392
13,951	Kodiak Sciences, Inc.*	1,297,443
11,392	Kymera Therapeutics, Inc.*	552,512
10,815	Madrigal Pharmaceuticals, Inc.*	1,053,489
45,419	Merus N.V.*	956,978
5,831	Mirati Therapeutics, Inc.*	941,881
24,846	Myovant Sciences Ltd.*	565,743
3,005	Novavax, Inc.*	637,992
35,240	Nurix Therapeutics, Inc.*	934,917
28,490	Oyster Point Pharma, Inc.*(1)	489,743
221,609	PhaseBio Pharmaceuticals, Inc.*(1)	824,386
15,167	Radius Health, Inc.*	276,646
16,465	Revolution Medicines, Inc.*	522,599
11,295	Sage Therapeutics, Inc.*	641,669
14,117	Seagen, Inc.*	2,228,792
15,113	UroGen Pharma Ltd.*(1)	230,776
9,333	Vertex Pharmaceuticals, Inc.*	1,881,813
18,649	Verve Therapeutics, Inc.*	1,123,602
22,347	Zai Lab Ltd. ADR*	3,955,196
7,349	Zealand Pharma A/S ADR*(1)	217,163

		42,542,321

	Consumer Finance - 0.1%
14,177	Orion Acquisition Corp. UNIT*	140,636

	Health Care Distributors - 0.9%
25,463	AdaptHealth Corp.*	697,941
28,261	Owens & Minor, Inc.	1,196,288

		1,894,229

	Health Care Equipment - 23.1%
52,548	Abbott Laboratories	6,091,890
200	Angelalign Technology, Inc.*(2)	10,319
34,375	Baxter International, Inc.	2,767,187
18,503	Becton Dickinson and Co.	4,499,745
156,670	Boston Scientific Corp.*	6,699,209
27,822	Danaher Corp.	7,466,312
56,029	Edwards Lifesciences Corp.*	5,802,923
25,332	Hologic, Inc.*	1,690,151
5,967	Inari Medical, Inc.*	556,602
5,698	Insulet Corp.*	1,564,158
14,309	Integra LifeSciences Holdings Corp.*	976,446
4,216	Intuitive Surgical, Inc.*	3,877,202
16,614	iRhythm Technologies, Inc.*	1,102,339
2,405	Masimo Corp.*	583,092
14,110	NuVasive, Inc.*	956,376

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Health Care Equipment - 23.1% - (continued)
64,202	Smith & Nephew plc	$1,392,363
6,777	Teleflex, Inc.	2,722,931
86,000	Venus MedTech Hangzhou, Inc. Class H*(2)	716,455

		49,475,700

	Health Care Facilities - 2.9%
25,328	Encompass Health Corp.	1,976,344
20,917	HCA Healthcare, Inc.	4,324,381

		6,300,725

	Health Care Services - 2.0%
6,802	agilon health, Inc.*	275,957
12,300	Alpha Teknova, Inc.*	291,879
52,800	Aveanna Healthcare Holdings, Inc.*	653,136
7,706	Laboratory Corp. of America Holdings*	2,125,700
5,186	LHC Group, Inc.*	1,038,549

		4,385,221

	Health Care Supplies - 1.6%
345,292	ConvaTec Group plc(2)	1,149,208
9,375	Haemonetics Corp.*	624,750
7,476	Quidel Corp.*	957,825
312,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	727,768

		3,459,551

	Integrated Telecommunication Services - 0.3%
46,066	MedTech Acquisition Corp.*	461,581
10,303	Therapeutics Acquisition Corp. Class A*(1)	105,915

		567,496

	Life & Health Insurance - 0.3%
30,102	Oscar Health, Inc. Class A*(1)	647,193

	Life Sciences Tools & Services - 8.1%
2,543	Bio-Techne Corp.	1,145,011
10,673	Illumina, Inc.*	5,050,570
14,519	NanoString Technologies, Inc.*	940,686
21,518	NeoGenomics, Inc.*	971,968
52,255	Syneos Health, Inc.*	4,676,300
1,996	Tecan Group AG	989,057
4,589	Thermo Fisher Scientific, Inc.	2,315,013
56,154	WuXi AppTec Co., Ltd. Class H(2)	1,310,722

		17,399,327

	Managed Health Care - 11.7%
27,477	Centene Corp.*	2,003,898
7,174	Humana, Inc.	3,176,073
4,660	Molina Healthcare, Inc.*	1,179,260
58,500	Notre Dame Intermedica Participacoes S.A.	998,915
44,417	UnitedHealth Group, Inc.	17,786,343

		25,144,489

	Pharmaceuticals - 26.2%
50,154	Aclaris Therapeutics, Inc.*(1)	880,704
107,500	Astellas Pharma, Inc.	1,873,366
97,475	AstraZeneca plc ADR(1)	5,838,753
108,942	Bristol-Myers Squibb Co.	7,279,504
132,000	CSPC Pharmaceutical Group Ltd.	190,668
98,935	Daiichi Sankyo Co., Ltd.	2,134,333
25,409	Eisai Co., Ltd.	2,497,126
24,358	Elanco Animal Health, Inc.*	844,979
47,630	Eli Lilly & Co.	10,932,038
12,627	Hikma Pharmaceuticals plc	427,321
12,344	Hutchison China MediTech Ltd. ADR*	484,749
16,524	Hutchmed China Ltd.*	128,331
177,100	Hypera S.A.	1,227,359
16,900	Kyowa Kirin Co., Ltd.	601,057

The accompanying notes are an integral part of these financial statements.

36

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Pharmaceuticals - 26.2% - (continued)
2,953	Laboratorios Farmaceuticos Rovi S.A.	$204,489
8,000	Nippon Shinyaku Co., Ltd.	636,461
12,066	Novartis AG	1,100,739
51,976	Ono Pharmaceutical Co., Ltd.	1,159,074
274,109	Pfizer, Inc.	10,734,108
29,458	Revance Therapeutics, Inc.*	873,135
21,295	Theravance Biopharma, Inc.*	309,203
13,217	UCB S.A.	1,384,238
24,364	Zoetis, Inc.	4,540,475

		56,282,210

	Total Common Stocks (cost $139,768,611)	$208,239,098

SHORT-TERM INVESTMENTS - 6.9%
	Repurchase Agreements - 2.3%
5,029,551	Fixed Income Clearing Corp. Repurchase Agreement dated 6/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $5,029,554; collateralized by U.S. Treasury Government Bond at 4.250%, maturing 05/15/2039, with a market value of $5,130,229	$5,029,551

	Securities Lending Collateral - 4.6%
1,514,830	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	1,514,830
7,854,975	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)	7,854,975
398,847	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)	398,847

		9,768,652

	Total Short-Term Investments (cost $14,798,203)	$14,798,203

Total Investments (cost $154,566,814)	103.9%	$223,037,301
Other Assets and Liabilities	(3.9)%	(8,440,993)

Total Net Assets	100.0%	$214,596,308

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $6,126,941, representing 2.9% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$42,542,321	$37,577,219	$4,965,102	$—
Consumer Finance	140,636	140,636	—	—
Health Care Distributors	1,894,229	1,894,229	—	—
Health Care Equipment	49,475,700	47,366,882	2,108,818	—
Health Care Facilities	6,300,725	6,300,725	—	—
Health Care Services	4,385,221	4,385,221	—	—
Health Care Supplies	3,459,551	2,731,783	727,768	—
Integrated Telecommunication Services	567,496	567,496	—	—
Life & Health Insurance	647,193	647,193	—	—
Life Sciences Tools & Services	17,399,327	15,099,548	2,299,779	—
Managed Health Care	25,144,489	25,144,489	—	—
Pharmaceuticals	56,282,210	44,277,827	12,004,383	—
Short-Term Investments	14,798,203	9,768,652	5,029,551	—

Total	$223,037,301	$195,901,900	$27,135,401	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

37

Hartford International Opportunities HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Australia - 2.5%
1,293,568	Goodman Group REIT	$20,471,582
2,424,866	Sydney Airport*	10,521,530

		30,993,112

	Belgium - 1.6%
266,949	KBC Group N.V.	20,381,907

	Brazil - 3.2%
1,050,112	Localiza Rent a Car S.A.	13,512,238
191,216	StoneCo Ltd. Class A*	12,822,945
318,727	XP, Inc. Class A*	13,880,561

		40,215,744

	Canada - 5.9%
101,238	Barrick Gold Corp.	2,094,016
1,392	Brookfield Asset Management Reinsurance Partners Ltd. Class A*	73,553
201,938	Brookfield Asset Management, Inc. Class A	10,302,161
14,840	Constellation Software, Inc.	22,475,609
113,768	Ritchie Bros Auctioneers, Inc.	6,744,765
4,743	Shopify, Inc. Class A*	6,929,428
1,016,225	Suncor Energy, Inc.	24,339,884

		72,959,416

	Cayman Islands - 0.4%
271,211	Wuxi Biologics Cayman, Inc.*(1)	4,965,950

	China - 9.5%
154,292	Alibaba Group Holding Ltd. ADR*	34,990,339
6,087,000	China Longyuan Power Group Corp. Ltd. Class H	10,480,052
98,100	China Tourism Group Duty Free Corp. Ltd. Class A	4,550,209
595,740	ENN Energy Holdings Ltd.	11,322,473
130,800	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	3,065,558
120,148	Huazhu Group Ltd. ADR*	6,345,016
395,000	Li Ning Co., Ltd.	4,818,329
76,439	Meituan Class B*(1)	3,153,196
314,400	Proya Cosmetics Co., Ltd. Class A	9,564,347
751,000	Shandong Sinocera Functional Material Co., Ltd. Class A	5,657,713
255,091	Tencent Holdings Ltd.	19,206,432
528,060	Yifeng Pharmacy Chain Co., Ltd. Class A	4,582,040

		117,735,704

	Denmark - 1.4%
38,620	Ascendis Pharma A/S ADR*	5,080,461
25,103	DSV Panalpina A/S	5,859,993
15,106	Genmab A/S*	6,189,570

		17,130,024

	France - 11.4%
549,723	AXA S.A.(2)	13,958,751
334,924	BNP Paribas S.A.	21,019,706
403,026	Bureau Veritas S.A.*	12,761,212
58,142	Cie de Saint-Gobain	3,837,131
226,797	Edenred	12,931,220
10,652	Hermes International	15,544,588
28,111	L’Oreal S.A.	12,554,195
128,588	Safran S.A.	17,845,818
64,526	Schneider Electric SE	10,172,171
230,499	Worldline S.A.*(1)	21,598,812

		142,223,604

	Germany - 4.2%
1,236,492	Commerzbank AG*	8,781,165
143,381	Siemens AG	22,765,846
167,939	Zalando SE*(1)	20,310,531

		51,857,542

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Hong Kong - 0.7%
6,375	Hutchmed China Ltd.*	$49,510
529,799	Techtronic Industries Co., Ltd.	9,232,789

		9,282,299

	India - 2.6%
308,549	HDFC Bank Ltd.	6,232,026
1,281,559	ICICI Bank Ltd.*	10,910,455
523,449	Reliance Industries Ltd.	14,884,984

		32,027,465

	Ireland - 2.2%
228,699	CRH plc	11,610,840
98,105	Ryanair Holdings plc ADR*	10,615,942
91,239	Smurfit Kappa Group plc	4,961,879

		27,188,661

	Italy - 1.7%
104,805	Ferrari N.V.	21,636,591

	Japan - 14.2%
120,100	Bandai Namco Holdings, Inc.	8,312,045
307,300	Dai-ichi Life Holdings, Inc.	5,654,077
89,225	Daikin Industries Ltd.	16,627,050
183,200	East Japan Railway Co.	13,064,730
79,572	Eisai Co., Ltd.	7,820,114
3,400	Fast Retailing Co., Ltd.	2,555,738
62,900	Hoya Corp.	8,319,805
44,922	Keyence Corp.	22,623,758
2,745,700	Mitsubishi UFJ Financial Group, Inc.	14,789,043
66,400	Oriental Land Co., Ltd.	9,459,715
299,215	Recruit Holdings Co., Ltd.	14,673,133
242,700	Sony Corp.	23,533,943
32,987	Sysmex Corp.	3,913,404
571,640	T&D Holdings, Inc.	7,418,104
135,846	Tokio Marine Holdings, Inc.	6,257,098
7,700	Tokyo Electron Ltd.	3,329,358
223,300	Unicharm Corp.	8,994,581

		177,345,696

	Netherlands - 5.9%
2,011	Adyen N.V.*(1)	4,931,634
136,598	AerCap Holdings N.V.*	6,995,184
20,720	Argenx SE ADR*	6,238,170
22,412	ASML Holding N.V.	15,471,436
361,974	Koninklijke Philips N.V.	17,966,275
1,085,238	Royal Dutch Shell plc Class A	21,927,778

		73,530,477

	Norway - 1.0%
584,311	Equinor ASA	12,368,989

	Russia - 0.8%
612,000	Sberbank of Russia PJSC ADR	10,169,597

	Singapore - 0.7%
32,523	Sea Ltd. ADR*	8,930,816

	South Korea - 2.0%
352,881	Samsung Electronics Co., Ltd.	25,261,384

	Spain - 3.9%
444,746	Cellnex Telecom S.A.(1)	28,366,452
1,634,853	Iberdrola S.A.	19,936,468

		48,302,920

	Switzerland - 5.3%
13,127	Lonza Group AG	9,306,471
192,396	Nestle S.A.	23,981,595
697	Partners Group Holding AG	1,056,615
54,716	Roche Holding AG	20,619,059

The accompanying notes are an integral part of these financial statements.

38

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Switzerland - 5.3% - (continued)
79,756	TE Connectivity Ltd.	$10,783,809

		65,747,549

	Taiwan - 3.2%
207,623	MediaTek, Inc.	7,160,134
1,540,806	Taiwan Semiconductor Manufacturing Co., Ltd.	33,185,923

		40,346,057

	Thailand - 0.7%
2,229,500	Kasikornbank PCL	8,260,070

	United Kingdom - 11.0%
549,711	Anglo American plc	21,875,276
222,516	AstraZeneca plc	26,733,990
82,853	Berkeley Group Holdings plc	5,268,182
378,825	Diageo plc	18,156,508
570,242	Intermediate Capital Group plc	16,772,608
35,983	London Stock Exchange Group plc	3,976,496
714,299	Prudential plc	13,590,087
260,110	Rio Tinto plc	21,481,822
616,798	Segro plc REIT	9,337,261

		137,192,230

	Total Common Stocks (cost $934,150,097)	$1,196,053,804

EXCHANGE-TRADED FUNDS - 1.6%
	Other Investment Pools & Funds - 1.6%
337,631	iShares MSCI ACWI ex U.S. ETF	$19,417,159

	Total Exchange-Traded Funds (cost $19,480,562)	$19,417,159

	Total Long-Term Investments (cost $953,630,659)	$1,215,470,963

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
18,212,041	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $18,212,051; collateralized by U.S. Treasury Government Bond at 4.375%, maturing 11/15/2030, with a market value of $18,576,325	$18,212,041

	Total Short-Term Investments (cost $18,212,041)	$18,212,041

Total Investments (cost $971,842,700)	99.1%	$1,233,683,004
Other Assets and Liabilities	0.9%	11,438,439

Total Net Assets	100.0%	$1,245,121,443

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $86,392,133, representing 6.9% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

39

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$30,993,112	$—	$30,993,112	$—
Belgium	20,381,907	—	20,381,907	—
Brazil	40,215,744	40,215,744	—	—
Canada	72,959,416	72,959,416	—	—
Cayman Islands	4,965,950	—	4,965,950	—
China	117,735,704	41,335,355	76,400,349	—
Denmark	17,130,024	5,080,461	12,049,563	—
France	142,223,604	—	142,223,604	—
Germany	51,857,542	—	51,857,542	—
Hong Kong	9,282,299	49,510	9,232,789	—
India	32,027,465	—	32,027,465	—
Ireland	27,188,661	10,615,942	16,572,719	—
Italy	21,636,591	—	21,636,591	—
Japan	177,345,696	—	177,345,696	—
Netherlands	73,530,477	13,233,354	60,297,123	—
Norway	12,368,989	—	12,368,989	—
Russia	10,169,597	—	10,169,597	—
Singapore	8,930,816	8,930,816	—	—
South Korea	25,261,384	—	25,261,384	—
Spain	48,302,920	—	48,302,920	—
Switzerland	65,747,549	10,783,809	54,963,740	—
Taiwan	40,346,057	—	40,346,057	—
Thailand	8,260,070	—	8,260,070	—
United Kingdom	137,192,230	—	137,192,230	—
Exchange-Traded Funds	19,417,159	19,417,159	—	—
Short-Term Investments	18,212,041	—	18,212,041	—

Total	$1,233,683,004	$222,621,566	$1,011,061,438	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

40

Hartford MidCap HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Banks - 5.4%
175,090	Cullen/Frost Bankers, Inc.	$19,610,080
32,888	First Citizens BancShares, Inc. Class A	27,387,153
140,164	First Republic Bank	26,234,496
164,479	M&T Bank Corp.	23,900,444
247,079	Prosperity Bancshares, Inc.	17,740,272
136,046	South State Corp.	11,123,121

		125,995,566

	Capital Goods - 8.2%
167,958	Graco, Inc.	12,714,421
165,773	IDEX Corp.	36,478,349
1,014,703	Ingersoll Rand, Inc.*	49,527,653
102,633	Lennox International, Inc.	36,003,656
196,864	Lincoln Electric Holdings, Inc.	25,928,957
74,560	Middleby Corp.*	12,918,266
58,900	Watsco, Inc.	16,883,096

		190,454,398

	Commercial & Professional Services - 3.2%
627,152	Dun & Bradstreet Holdings, Inc.*	13,402,238
784,128	GFL Environmental, Inc.	25,029,366
379,978	IAA, Inc.*	20,724,000
831,440	KAR Auction Services, Inc.*	14,591,772

		73,747,376

	Consumer Durables & Apparel - 6.6%
219,645	Carter’s, Inc.	22,660,775
7,950	NVR, Inc.*	39,537,735
311,040	PVH Corp.*	33,464,794
997,213	Under Armour, Inc. Class C*	18,518,245
423,745	YETI Holdings, Inc.*	38,908,266

		153,089,815

	Consumer Services - 1.8%
266,291	Choice Hotels International, Inc.	31,651,348
138,831	Hyatt Hotels Corp. Class A*	10,778,839

		42,430,187

	Diversified Financials - 1.9%
73,231	Credit Acceptance Corp.*(1)	33,254,929
120,289	Hamilton Lane, Inc. Class A	10,960,734

		44,215,663

	Energy - 0.1%
137,067	Cabot Oil & Gas Corp.	2,393,190

	Food & Staples Retailing - 0.9%
419,275	Performance Food Group Co.*	20,330,645

	Food, Beverage & Tobacco - 1.2%
341,062	Lamb Weston Holdings, Inc.	27,510,061

	Health Care Equipment & Services - 8.9%
70,664	Amedisys, Inc.*	17,307,734
253,714	Encompass Health Corp.	19,797,304
341,021	Hill-Rom Holdings, Inc.	38,736,575
508,262	Integra LifeSciences Holdings Corp.*	34,683,799
111,340	LHC Group, Inc.*	22,296,948
93,488	Molina Healthcare, Inc.*	23,658,073
342,331	NuVasive, Inc.*	23,203,195
65,850	Teleflex, Inc.	26,457,872

		206,141,500

	Insurance - 4.1%
37,594	Erie Indemnity Co. Class A	7,268,800
368,862	Fidelity National Financial, Inc.	16,030,743
142,817	Globe Life, Inc.	13,603,319
24,305	Markel Corp.*	28,842,987
14,877	White Mountains Insurance Group Ltd.	17,079,242

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Insurance - 4.1% - (continued)
165,987	WR Berkley Corp.	$12,354,412

		95,179,503

	Materials - 2.5%
1,074,175	Element Solutions, Inc.	25,114,211
65,506	Packaging Corp. of America	8,870,823
335,766	Silgan Holdings, Inc.	13,934,289
190,165	Steel Dynamics, Inc.	11,333,834

		59,253,157

	Media & Entertainment - 3.0%
15,908	Cable One, Inc.	30,428,982
532,167	Cargurus, Inc.*	13,958,740
2,318,516	Zynga, Inc. Class A*	24,645,825

		69,033,547

	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
173,696	Allakos, Inc.*	14,828,427
431,652	Apellis Pharmaceuticals, Inc.*	27,280,406
253,679	Arena Pharmaceuticals, Inc.*	17,300,908
25,707	ICON plc*	5,313,894
658,800	Iovance Biotherapeutics, Inc.*	17,141,976
145,559	Jazz Pharmaceuticals plc*	25,857,101
159,336	Kodiak Sciences, Inc.*	14,818,248
71,134	Mirati Therapeutics, Inc.*	11,490,275
207,472	PRA Health Sciences, Inc.*	34,276,449
457,736	PTC Therapeutics, Inc.*	19,348,501
190,884	Reata Pharmaceuticals, Inc. Class A*	27,015,812
319,442	Sage Therapeutics, Inc.*	18,147,500
224,697	Syneos Health, Inc.*	20,108,135

		252,927,632

	Real Estate - 6.1%
316,363	Douglas Emmett, Inc. REIT	10,636,124
327,093	Equity Commonwealth REIT	8,569,837
359,693	Life Storage, Inc. REIT	38,613,043
52,972	PS Business Parks, Inc. REIT	7,844,094
309,678	Redfin Corp.*	19,636,682
463,694	Rexford Industrial Realty, Inc. REIT	26,407,373
896,712	STORE Capital Corp. REIT	30,945,531

		142,652,684

	Retailing - 2.8%
163,854	CarMax, Inc.*	21,161,744
208,416	Etsy, Inc.*	42,900,349

		64,062,093

	Semiconductors & Semiconductor Equipment - 4.7%
472,611	First Solar, Inc.*	42,776,022
220,796	MKS Instruments, Inc.	39,290,648
170,794	Silicon Laboratories, Inc.*	26,174,180

		108,240,850

	Software & Services - 10.7%
123,660	Aspen Technology, Inc.*	17,008,196
116,542	Black Knight, Inc.*	9,087,945
1,057,902	Genpact Ltd.	48,060,488
205,031	Guidewire Software, Inc.*	23,111,094
243,897	LiveRamp Holdings, Inc.*	11,426,575
203,019	Q2 Holdings, Inc.*	20,825,689
239,652	Science Applications International Corp.	21,024,670
239,634	Shift4 Payments, Inc. Class A*	22,458,499
563,289	Teradata Corp.*	28,147,551
241,574	WEX, Inc.*	46,841,199

		247,991,906

	Technology Hardware & Equipment - 11.3%
160,111	CDW Corp.	27,963,386

The accompanying notes are an integral part of these financial statements.

41

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Technology Hardware & Equipment - 11.3% - (continued)
21,504	Coherent, Inc.*	$5,684,367
2,036,125	CommScope Holding Co., Inc.*	43,389,824
258,137	F5 Networks, Inc.*	48,183,853
1,928,567	Flex Ltd.*	34,463,492
717,307	II-VI, Inc.*	52,069,315
404,234	Lumentum Holdings, Inc.*	33,159,315
391,708	National Instruments Corp.	16,561,414

		261,474,966

	Transportation - 2.5%
41,203	AMERCO	24,285,048
761,340	Knight-Swift Transportation Holdings, Inc.	34,610,517

		58,895,565

	Utilities - 3.2%
218,239	Black Hills Corp.	14,323,025
355,156	NiSource, Inc.	8,701,322
177,863	Pinnacle West Capital Corp.	14,579,430
802,267	UGI Corp.	37,152,985

		74,756,762

	Total Common Stocks (cost $1,493,427,555)	$2,320,777,066

SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.1%
1,546,272	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $1,546,273; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/2040, with a market value of $1,577,208	$1,546,272

	Securities Lending Collateral - 1.3%
4,914,221	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	4,914,221
25,482,117	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.30%(2)	25,482,117
1,293,887	Invesco Government & Agency Portfolio, Institutional Class, 0.30%(2)	1,293,887

		31,690,225

	Total Short-Term Investments (cost $33,236,497)	$33,236,497

Total Investments (cost $1,526,664,052)	101.4%	$2,354,013,563
Other Assets and Liabilities	(1.4)%	(32,023,420)

Total Net Assets	100.0%	$2,321,990,143

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

42

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$125,995,566	$125,995,566	$—	$—
Capital Goods	190,454,398	190,454,398	—	—
Commercial & Professional Services	73,747,376	73,747,376	—	—
Consumer Durables & Apparel	153,089,815	153,089,815	—	—
Consumer Services	42,430,187	42,430,187	—	—
Diversified Financials	44,215,663	44,215,663	—	—
Energy	2,393,190	2,393,190	—	—
Food & Staples Retailing	20,330,645	20,330,645	—	—
Food, Beverage & Tobacco	27,510,061	27,510,061	—	—
Health Care Equipment & Services	206,141,500	206,141,500	—	—
Insurance	95,179,503	95,179,503	—	—
Materials	59,253,157	59,253,157	—	—
Media & Entertainment	69,033,547	69,033,547	—	—
Pharmaceuticals, Biotechnology & Life Sciences	252,927,632	252,927,632	—	—
Real Estate	142,652,684	142,652,684	—	—
Retailing	64,062,093	64,062,093	—	—
Semiconductors & Semiconductor Equipment	108,240,850	108,240,850	—	—
Software & Services	247,991,906	247,991,906	—	—
Technology Hardware & Equipment	261,474,966	261,474,966	—	—
Transportation	58,895,565	58,895,565	—	—
Utilities	74,756,762	74,756,762	—	—
Short-Term Investments	33,236,497	31,690,225	1,546,272	—

Total	$2,354,013,563	$2,352,467,291	$1,546,272	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

43

Hartford Small Cap Growth HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 2.8%
114,540	Fox Factory Holding Corp.*	$17,829,296
155,043	Patrick Industries, Inc.	11,318,139
105,711	Thor Industries, Inc.	11,945,343

		41,092,778

	Banks - 2.3%
690,448	MGIC Investment Corp.	9,390,093
191,323	Synovus Financial Corp.	8,395,253
125,186	Triumph Bancorp, Inc.*	9,295,061
77,057	Western Alliance Bancorp	7,154,742

		34,235,149

	Capital Goods - 9.7%
104,360	Altra Industrial Motion Corp.	6,785,487
119,533	Applied Industrial Technologies, Inc.	10,884,675
66,001	Armstrong World Industries, Inc.	7,079,267
88,901	Boise Cascade Co.	5,187,373
232,973	Builders FirstSource, Inc.*	9,938,628
139,006	BWX Technologies, Inc.	8,079,029
66,133	Curtiss-Wright Corp.	7,853,955
68,583	EnerSys	6,702,617
230,676	Hydrofarm Holdings Group, Inc.*	13,635,258
112,957	ITT, Inc.	10,345,732
107,368	John Bean Technologies Corp.	15,312,824
80,403	Mercury Systems, Inc.*	5,329,111
220,770	Rexnord Corp.	11,047,331
150,336	SPX Corp.*	9,182,523
154,933	SPX FLOW, Inc.	10,107,829
49,607	Trex Co., Inc.*	5,070,332

		142,541,971

	Commercial & Professional Services - 4.8%
138,253	ASGN, Inc.*	13,400,863
55,211	CACI International, Inc. Class A*	14,085,431
56,129	Clean Harbors, Inc.*	5,227,855
102,758	Exponent, Inc.	9,167,041
121,232	Insperity, Inc.	10,955,736
100,874	Tetra Tech, Inc.	12,310,663
116,134	Viad Corp.*	5,789,280

		70,936,869

	Consumer Durables & Apparel - 3.9%
29,915	Deckers Outdoor Corp.*	11,489,454
93,809	PVH Corp.*	10,092,911
92,063	TopBuild Corp.*	18,208,220
334,874	Under Armour, Inc. Class C*	6,218,610
121,468	YETI Holdings, Inc.*	11,153,192

		57,162,387

	Consumer Services - 4.0%
175,175	BJ’s Restaurants, Inc.*	8,608,100
59,467	Churchill Downs, Inc.	11,789,927
395,459	GAN Ltd.*(1)	6,501,346
211,700	Mister Car Wash, Inc.*	4,557,901
112,625	Penn National Gaming, Inc.*	8,614,686
115,967	Wingstop, Inc.	18,279,878

		58,351,838

	Diversified Financials - 1.5%
182,850	OneMain Holdings, Inc.	10,954,543
161,673	Stifel Financial Corp.	10,486,111

		21,440,654

	Food & Staples Retailing - 1.1%
331,900	Performance Food Group Co.*	16,093,831

	Food, Beverage & Tobacco - 2.7%
112,346	Celsius Holdings, Inc.*	8,548,407

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Food, Beverage & Tobacco - 2.7% - (continued)
79,525	Freshpet, Inc.*	$12,959,394
356,572	Hostess Brands, Inc.*	5,772,901
15,073	Lancaster Colony Corp.	2,916,776
242,622	Simply Good Foods Co.*	8,858,129

		39,055,607

	Health Care Equipment & Services - 12.7%
339,604	AdaptHealth Corp.*	9,308,546
27,045	Amedisys, Inc.*	6,624,132
135,275	AtriCure, Inc.*	10,731,366
145,330	Cardiovascular Systems, Inc.*	6,198,324
273,146	Covetrus, Inc.*	7,374,942
90,715	Glaukos Corp.*	7,695,353
155,165	Globus Medical, Inc. Class A*	12,029,942
183,848	Health Catalyst, Inc.*	10,205,402
124,038	Integer Holdings Corp.*	11,684,380
187,273	Integra LifeSciences Holdings Corp.*	12,779,510
70,720	LHC Group, Inc.*	14,162,387
83,893	ModivCare, Inc.*	14,267,682
70,347	Nevro Corp.*	11,662,829
148,173	Omnicell, Inc.*	22,440,801
286,812	OraSure Technologies, Inc.*	2,908,274
43,400	Owens & Minor, Inc.	1,837,122
662,191	R1 RCM, Inc.*	14,727,128
96,282	Tandem Diabetes Care, Inc.*	9,377,867

		186,015,987

	Household & Personal Products - 0.3%
148,692	BellRing Brands, Inc. Class A*	4,660,007

	Insurance - 0.9%
176,650	James River Group Holdings Ltd.	6,627,908
89,323	Kemper Corp.	6,600,970

		13,228,878

	Materials - 1.8%
284,635	Axalta Coating Systems Ltd.*	8,678,521
85,838	Ingevity Corp.*	6,983,780
150,092	Louisiana-Pacific Corp.	9,049,047
95,240	Ranpak Holdings Corp.*	2,383,857

		27,095,205

	Media & Entertainment - 1.5%
168,695	Cardlytics, Inc.*	21,412,456

	Pharmaceuticals, Biotechnology & Life Sciences - 16.7%
277,347	Aclaris Therapeutics, Inc.*	4,870,213
71,202	Allakos, Inc.*	6,078,515
103,404	ALX Oncology Holdings, Inc.*(1)	5,654,131
164,192	Apellis Pharmaceuticals, Inc.*	10,376,934
84,456	Arena Pharmaceuticals, Inc.*	5,759,899
95,671	Arrowhead Pharmaceuticals, Inc.*	7,923,472
77,104	Arvinas, Inc.*	5,937,008
86,081	BioAtla, Inc.*	3,648,113
49,095	Biohaven Pharmaceutical Holding Co., Ltd.*	4,766,143
77,951	Blueprint Medicines Corp.*	6,856,570
200,609	Celldex Therapeutics, Inc.*	6,708,365
221,265	Dicerna Pharmaceuticals, Inc.*	8,257,610
284,472	Dyne Therapeutics, Inc.*	5,985,291
47,738	Fate Therapeutics, Inc.*	4,143,181
385,915	Heron Therapeutics, Inc.*	5,989,401
433,450	Homology Medicines, Inc.*	3,151,182
746,977	ImmunoGen, Inc.*	4,922,578
34,600	Intellia Therapeutics, Inc.*	5,602,086
183,504	KalVista Pharmaceuticals, Inc.*	4,396,756
47,722	Karuna Therapeutics, Inc.*	5,439,831
68,715	Kodiak Sciences, Inc.*	6,390,495
245,172	Kura Oncology, Inc.*	5,111,836

The accompanying notes are an integral part of these financial statements.

44

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 16.7% - (continued)
119,671	Kymera Therapeutics, Inc.*	$5,804,043
60,120	Madrigal Pharmaceuticals, Inc.*	5,856,289
398,526	Mersana Therapeutics, Inc.*	5,411,983
32,730	Mirati Therapeutics, Inc.*	5,286,877
132,796	NanoString Technologies, Inc.*	8,603,853
214,923	NeoGenomics, Inc.*	9,708,072
145,701	PTC Therapeutics, Inc.*	6,158,781
274,758	Radius Health, Inc.*	5,011,586
140,398	RAPT Therapeutics, Inc.*(1)	4,463,252
41,082	Reata Pharmaceuticals, Inc. Class A*	5,814,335
238,150	Revance Therapeutics, Inc.*	7,058,766
103,341	Revolution Medicines, Inc.*	3,280,043
151,021	Rocket Pharmaceuticals, Inc.*	6,688,720
254,365	Syndax Pharmaceuticals, Inc.*	4,367,447
242,378	TCR2 Therapeutics, Inc.*	3,977,423
193,025	TG Therapeutics, Inc.*	7,487,440
310,661	Theravance Biopharma, Inc.*	4,510,798
79,780	Turning Point Therapeutics, Inc.*	6,224,436
158,001	Veracyte, Inc.*	6,316,880
178,654	Y-mAbs Therapeutics, Inc.*	6,038,505

		246,039,139

	Real Estate - 3.6%
392,282	Essential Properties Realty Trust, Inc. REIT	10,607,306
540,226	Independence Realty Trust, Inc. REIT	9,848,320
79,390	PS Business Parks, Inc. REIT	11,756,071
185,983	Rexford Industrial Realty, Inc. REIT	10,591,732
129,220	Ryman Hospitality Properties, Inc. REIT*	10,203,211

		53,006,640

	Retailing - 3.8%
97,886	Floor & Decor Holdings, Inc. Class A*	10,346,550
207,522	Foot Locker, Inc.	12,789,581
18,341	Lithia Motors, Inc. Class A	6,302,701
172,854	Ollie’s Bargain Outlet Holdings, Inc.*	14,542,207
113,400	Shutterstock, Inc.	11,132,478

		55,113,517

	Semiconductors & Semiconductor Equipment - 4.2%
186,701	Axcelis Technologies, Inc.*	7,546,454
115,427	Cirrus Logic, Inc.*	9,825,146
297,543	Lattice Semiconductor Corp.*	16,715,966
169,230	Power Integrations, Inc.	13,887,014
88,449	Synaptics, Inc.*	13,760,896

		61,735,476

	Software & Services - 17.2%
125,173	Alarm.com Holdings, Inc.*	10,602,153
112,791	Blackbaud, Inc.*	8,636,407
87,478	Concentrix Corp.*	14,066,462
201,700	Digital Turbine, Inc.*	15,335,251
61,391	Everbridge, Inc.*	8,354,087
145,961	ExlService Holdings, Inc.*	15,509,816
39,813	Five9, Inc.*	7,301,306
113,409	j2 Global, Inc.*	15,599,408
157,011	LiveRamp Holdings, Inc.*	7,355,965
79,666	Manhattan Associates, Inc.*	11,538,823
253,021	Medallia, Inc.*	8,539,459
153,302	Mimecast Ltd.*	8,132,671
246,556	Momentive Global, Inc.*	5,194,935
22,186	Paylocity Holding Corp.*	4,233,089
202,632	Perficient, Inc.*	16,295,665
99,296	Q2 Holdings, Inc.*	10,185,784
157,370	Rapid7, Inc.*	14,891,923
385,745	Repay Holdings Corp.*	9,273,310
96,446	Science Applications International Corp.	8,461,208

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 17.2% - (continued)
13,700	Sentinelone, Inc. Class A	$582,250
200,739	Sprinklr, Inc. Class A*(1)	4,133,216
143,363	Sprout Social, Inc. Class A*	12,819,520
279,726	Telos Corp.*	9,513,481
230,377	Varonis Systems, Inc.*	13,274,323
878,476	Verra Mobility Corp.*	13,502,176

		253,332,688

	Technology Hardware & Equipment - 2.4%
221,991	II-VI, Inc.*	16,114,327
111,107	Insight Enterprises, Inc.*	11,111,811
107,037	Lumentum Holdings, Inc.*	8,780,245

		36,006,383

	Telecommunication Services - 0.4%
46,997	Bandwidth, Inc. Class A*	6,481,826

	Transportation - 0.3%
257,326	Marten Transport Ltd.	4,243,306

	Total Common Stocks (cost $971,494,474)	$1,449,282,592

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.2%
18,038,677	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $18,038,687; collateralized by U.S. Treasury Government Bond at 4.250%, maturing 05/15/2039, with a market value of $16,403,916; collateralized by U.S. Treasury Government Bond at 4.375%, maturing 11/15/2030, with a market value of $1,995,642	$18,038,677

	Securities Lending Collateral - 0.3%
684,496	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	684,496
3,549,372	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)	3,549,372
180,224	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)	180,224

		4,414,092

	Total Short-Term Investments (cost $22,452,769)	$22,452,769

Total Investments (cost $993,947,243)	100.1%	$1,471,735,361
Other Assets and Liabilities	(0.1)%	(2,186,626)

Total Net Assets	100.0%	$1,469,548,735

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.

45

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$41,092,778	$41,092,778	$—	$—
Banks	34,235,149	34,235,149	—	—
Capital Goods	142,541,971	142,541,971	—	—
Commercial & Professional Services	70,936,869	70,936,869	—	—
Consumer Durables & Apparel	57,162,387	57,162,387	—	—
Consumer Services	58,351,838	58,351,838	—	—
Diversified Financials	21,440,654	21,440,654	—	—
Food & Staples Retailing	16,093,831	16,093,831	—	—
Food, Beverage & Tobacco	39,055,607	39,055,607	—	—
Health Care Equipment & Services	186,015,987	186,015,987	—	—
Household & Personal Products	4,660,007	4,660,007	—	—
Insurance	13,228,878	13,228,878	—	—
Materials	27,095,205	27,095,205	—	—
Media & Entertainment	21,412,456	21,412,456	—	—
Pharmaceuticals, Biotechnology & Life Sciences	246,039,139	246,039,139	—	—
Real Estate	53,006,640	53,006,640	—	—
Retailing	55,113,517	55,113,517	—	—
Semiconductors & Semiconductor Equipment	61,735,476	61,735,476	—	—
Software & Services	253,332,688	253,332,688	—	—
Technology Hardware & Equipment	36,006,383	36,006,383	—	—
Telecommunication Services	6,481,826	6,481,826	—	—
Transportation	4,243,306	4,243,306	—	—
Short-Term Investments	22,452,769	4,414,092	18,038,677	—

Total	$1,471,735,361	$1,453,696,684	$18,038,677	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

46

Hartford Small Company HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2%
	Banks - 2.3%
91,666	Ameris Bancorp	$4,641,049
177,495	Sterling Bancorp	4,400,101
49,568	Western Alliance Bancorp	4,602,389

		13,643,539

	Capital Goods - 9.6%
126,106	Altra Industrial Motion Corp.	8,199,412
87,894	Applied Industrial Technologies, Inc.	8,003,628
144,084	Builders FirstSource, Inc.*	6,146,623
114,639	Colfax Corp.*	5,251,612
47,663	Curtiss-Wright Corp.	5,660,458
233,191	Fluor Corp.*	4,127,481
66,522	Gibraltar Industries, Inc.*	5,076,294
67,400	Hydrofarm Holdings Group, Inc.*	3,984,014
28,415	Kornit Digital Ltd.*	3,532,837
39,936	Middleby Corp.*	6,919,311

		56,901,670

	Commercial & Professional Services - 0.7%
8,400	Legalzoomcom, Inc.	317,940
54,253	TriNet Group, Inc.*	3,932,257

		4,250,197

	Consumer Durables & Apparel - 4.7%
25,766	Cavco Industries, Inc.*	5,724,948
34,166	Polaris, Inc.	4,679,375
151,063	Skyline Champion Corp.*	8,051,658
104,365	YETI Holdings, Inc.*	9,582,794

		28,038,775

	Consumer Services - 7.4%
179,235	2U, Inc.*	7,468,722
73,916	Boyd Gaming Corp.*	4,545,095
132,381	Chegg, Inc.*	11,002,185
85,900	Mister Car Wash, Inc.*	1,849,427
38,492	Penn National Gaming, Inc.*	2,944,253
135,808	Planet Fitness, Inc. Class A*	10,219,552
37,932	Wingstop, Inc.	5,979,221

		44,008,455

	Diversified Financials - 1.2%
27,837	Hamilton Lane, Inc. Class A	2,536,507
75,006	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(1)	4,211,587

		6,748,094

	Food, Beverage & Tobacco - 1.2%
7,041	Boston Beer Co., Inc. Class A*	7,187,453

	Health Care Equipment & Services - 10.7%
137,028	Accolade, Inc.*	7,441,991
235,291	Cross Country Healthcare, Inc.*	3,884,654
69,441	Globus Medical, Inc. Class A*	5,383,761
103,716	Health Catalyst, Inc.*	5,757,275
28,610	HealthEquity, Inc.*	2,302,533
51,705	Hill-Rom Holdings, Inc.	5,873,171
92,592	Integra LifeSciences Holdings Corp.*	6,318,478
40,745	LHC Group, Inc.*	8,159,594
710,420	Multiplan Corp.*(1)	6,763,198
100,847	Oak Street Health, Inc.*	5,906,609
37,736	Omnicell, Inc.*	5,715,117

		63,506,381

	Household & Personal Products - 0.4%
156,433	Honest Co., Inc.*(2)(3)	2,447,238

	Materials - 0.6%
66,361	Cabot Corp.	3,777,932

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Media & Entertainment - 2.9%
81,625	Cardlytics, Inc.*	$10,360,661
143,547	Criteo S.A. ADR*	6,492,631

		16,853,292

	Pharmaceuticals, Biotechnology & Life Sciences - 17.0%
21,964	Acceleron Pharma, Inc.*	2,756,262
32,544	Allakos, Inc.*	2,778,281
71,815	ALX Oncology Holdings, Inc.*	3,926,844
278,650	Amicus Therapeutics, Inc.*	2,686,186
60,842	Apellis Pharmaceuticals, Inc.*	3,845,214
66,463	Arena Pharmaceuticals, Inc.*	4,532,777
32,846	Arrowhead Pharmaceuticals, Inc.*	2,720,306
24,379	Ascendis Pharma A/S ADR*	3,207,057
49,432	BioAtla, Inc.*(1)	2,094,928
41,483	Blueprint Medicines Corp.*	3,648,845
61,222	Freeline Therapeutics Holdings plc ADR*(1)	498,959
238,455	Heron Therapeutics, Inc.*	3,700,822
299,500	ImmunoGen, Inc.*	1,973,705
18,567	Intellia Therapeutics, Inc.*	3,006,183
99,027	KalVista Pharmaceuticals, Inc.*	2,372,687
16,630	Karuna Therapeutics, Inc.*	1,895,654
55,159	Kodiak Sciences, Inc.*	5,129,787
81,153	Kura Oncology, Inc.*	1,692,040
39,249	Medpace Holdings, Inc.*	6,932,551
164,186	Mersana Therapeutics, Inc.*	2,229,646
110,789	Myovant Sciences Ltd.*	2,522,666
47,092	NanoString Technologies, Inc.*	3,051,091
116,201	NeoGenomics, Inc.*	5,248,799
62,658	PTC Therapeutics, Inc.*	2,648,554
65,645	RAPT Therapeutics, Inc.*	2,086,855
13,572	Reata Pharmaceuticals, Inc. Class A*	1,920,845
85,118	Revolution Medicines, Inc.*	2,701,645
56,740	Rocket Pharmaceuticals, Inc.*	2,513,015
154,122	TCR2 Therapeutics, Inc.*	2,529,142
110,084	TG Therapeutics, Inc.*	4,270,158
49,192	Turning Point Therapeutics, Inc.*	3,837,960
131,879	UroGen Pharma Ltd.*(1)	2,013,792
115,579	Y-mAbs Therapeutics, Inc.*	3,906,570

		100,879,826

	Real Estate - 3.3%
210,858	Essential Properties Realty Trust, Inc. REIT	5,701,600
48,855	Redfin Corp.*	3,097,896
71,280	Ryman Hospitality Properties, Inc. REIT*	5,628,269
286,421	Xenia Hotels & Resorts, Inc. REIT*	5,364,665

		19,792,430

	Retailing - 8.4%
5,016,400	Allstar Co.(2)(4)(5)	5,668,532
52,509	Five Below, Inc.*	10,148,414
64,869	Floor & Decor Holdings, Inc. Class A*	6,856,653
120,652	Ollie’s Bargain Outlet Holdings, Inc.*	10,150,453
262,526	Porch Group, Inc.*	5,077,253
245,643	RealReal, Inc.*	4,853,906
49,775	Shutterstock, Inc.	4,886,412
43,094	Tory Burch LLC*(2)(4)(6)	2,166,768

		49,808,391

	Semiconductors & Semiconductor Equipment - 5.3%
49,858	ACM Research, Inc. Class A*	5,096,485
159,722	Maxeon Solar Technologies Ltd.*(1)	3,422,843
33,833	MKS Instruments, Inc.	6,020,582
57,936	SunPower Corp.*	1,692,890
31,700	Synaptics, Inc.*	4,931,886
341,956	Tower Semiconductor Ltd.*	10,063,765

		31,228,451

The accompanying notes are an integral part of these financial statements.

47

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Software & Services - 18.1%
5,400	Clear Secure, Inc. Class A	$226,800
143,318	Digital Turbine, Inc.*	10,896,467
58,021	j2 Global, Inc.*	7,980,789
170,864	Jamf Holding Corp.*	5,735,904
369,464	Latch, Inc. PIPE*(2)(4)	4,338,246
110,069	LiveRamp Holdings, Inc.*	5,156,733
55,164	Manhattan Associates, Inc.*	7,989,954
115,202	Mimecast Ltd.*	6,111,466
64,300	Payoneer Global, Inc. PIPE*(2)(4)	634,255
140,707	Perficient, Inc.*	11,315,657
130,485	Rapid7, Inc.*	12,347,796
250,982	Repay Holdings Corp.*	6,033,607
5,500	Sentinelone, Inc. Class A	233,750
61,787	Squarespace, Inc. Class A*	3,670,766
174,351	Telos Corp.*	5,929,677
209,384	Varonis Systems, Inc.*	12,064,706
439,825	Verra Mobility Corp.*	6,760,110

		107,426,683

	Technology Hardware & Equipment - 4.7%
118,578	Calix, Inc.*	5,632,455
146,909	II-VI, Inc.*	10,664,125
36,191	Novanta, Inc.*	4,877,099
98,396	PAR Technology Corp.*(1)	6,881,816

		28,055,495

	Telecommunication Services - 1.1%
47,117	Bandwidth, Inc. Class A*	6,498,377

	Transportation - 0.6%
15,680	Saia, Inc.*	3,284,803

	Total Common Stocks (cost $473,342,009)	$594,337,482

ESCROWS - 0.0%(7)
	Software & Services - 0.0%
410,300	Marklogic Corp.*(2)(4)(6)	$5,334

	Total Escrows (cost $—)	$5,334

	Total Long-Term Investments (cost $473,342,009)	$594,342,816

SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 0.0%
209,901	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $209,901; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $214,118	$209,901

	Securities Lending Collateral - 2.9%
2,655,188	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)	2,655,188
13,768,166	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)	13,768,166
699,096	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(8)	699,096

		17,122,450

	Total Short-Term Investments (cost $17,332,351)	$17,332,351

Total Investments (cost $490,674,360)	103.1%	$611,675,167
Other Assets and Liabilities	(3.1)%	(18,635,449)

Total Net Assets	100.0%	$593,039,718

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2021, the aggregate fair value of these securities was $15,260,373, which represented 2.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Investment is temporarily subject to certain trading restrictions. At June 30, 2021, the value of such restricted security amounted to $2,447,238 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2014	Honest Co., Inc.	156,433	$3,386,053	$2,447,238

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $12,813,135 or 2.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	5,016,400	$—	$5,668,532
06/2021	Latch, Inc. PIPE	369,464	3,694,640	4,338,246
01/2021	Marklogic Corp.	410,300	—	5,334
06/2021	Payoneer Global, Inc. PIPE	64,300	643,000	634,255
11/2013	Tory Burch LLC	43,094	3,377,559	2,166,768

			$7,715,199	$12,813,135

(5)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

(6)	Investment valued using significant unobservable inputs.

(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(8)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

48

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Future PIPE Purchase Commitments Outstanding as of June 30, 2021
Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation/ (Deprecation)
2/1/2021	Aone	446,400	$4,464,000	$4,009,565	$(454,435)
2/1/2021	Decarbonization Plus Acquisition Corp	163,500	1,635,000	1,517,117	(117,883)
1/1/2021	TPG Pace Beneficial Finance Corp.	316,800	3,168,000	3,669,494	501,494

			$9,267,000	$9,196,176	$(70,824)

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). These commitments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. The Hartford Small Company HLS Fund had contingent commitments outstanding of $9,267,000 to purchase restricted PIPE shares as of June 30, 2021.

The aggregate unrealized appreciation/depreciation of PIPE commitments represents (0.01)% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$13,643,539	$13,643,539	$—	$—
Capital Goods	56,901,670	56,901,670	—	—
Commercial & Professional Services	4,250,197	4,250,197	—	—
Consumer Durables & Apparel	28,038,775	28,038,775	—	—
Consumer Services	44,008,455	44,008,455	—	—
Diversified Financials	6,748,094	6,748,094	—	—
Food, Beverage & Tobacco	7,187,453	7,187,453	—	—
Health Care Equipment & Services	63,506,381	63,506,381	—	—
Household & Personal Products	2,447,238	—	2,447,238	—
Materials	3,777,932	3,777,932	—	—
Media & Entertainment	16,853,292	16,853,292	—	—
Pharmaceuticals, Biotechnology & Life Sciences	100,879,826	100,879,826	—	—
Real Estate	19,792,430	19,792,430	—	—
Retailing	49,808,391	41,973,091	5,668,532	2,166,768
Semiconductors & Semiconductor Equipment	31,228,451	31,228,451	—	—
Software & Services	107,426,683	102,454,182	4,972,501	—
Technology Hardware & Equipment	28,055,495	28,055,495	—	—
Telecommunication Services	6,498,377	6,498,377	—	—
Transportation	3,284,803	3,284,803	—	—
Future PIPE Purchase Commitment	501,494	—	501,494	—
Escrows	5,334	—	—	5,334
Short-Term Investments	17,332,351	17,122,450	209,901	—

Total	$612,176,661	$596,204,893	$13,799,666	$2,172,102

Liabilities
Future PIPE Purchase Commitment	$(572,318)	$—	$(572,318)	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

49

Hartford Stock HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 1.6%
135,927	PNC Financial Services Group, Inc.	$25,929,435

	Capital Goods - 13.9%
77,758	Deere & Co.	27,426,024
184,460	General Dynamics Corp.	34,726,440
208,853	Honeywell International, Inc.	45,811,905
73,473	Lockheed Martin Corp.	27,798,510
129,594	Northrop Grumman Corp.	47,098,347
410,867	Raytheon Technologies Corp.	35,051,064

		217,912,290

	Consumer Durables & Apparel - 2.9%
292,024	NIKE, Inc. Class B	45,114,788

	Consumer Services - 3.4%
228,232	McDonald’s Corp.	52,719,310

	Diversified Financials - 3.2%
307,683	American Express Co.	50,838,462

	Food & Staples Retailing - 2.1%
82,141	Costco Wholesale Corp.	32,500,729

	Food, Beverage & Tobacco - 7.8%
897,167	Coca-Cola Co.	48,545,707
839,101	Diageo plc	40,216,838
228,205	PepsiCo., Inc.	33,813,135

		122,575,680

	Health Care Equipment & Services - 11.9%
443,456	Baxter International, Inc.	35,698,208
101,025	Danaher Corp.	27,111,069
371,446	Medtronic plc	46,107,592
98,697	Stryker Corp.	25,634,572
130,476	UnitedHealth Group, Inc.	52,247,809

		186,799,250

	Household & Personal Products - 5.6%
565,214	Colgate-Palmolive Co.	45,980,159
314,338	Procter & Gamble Co.	42,413,626

		88,393,785

	Insurance - 5.1%
227,697	Chubb Ltd.	36,190,161
308,218	Marsh & McLennan Cos., Inc.	43,360,108

		79,550,269

	Materials - 4.8%
157,967	Ecolab, Inc.	32,536,463
148,004	Linde plc	42,787,956

		75,324,419

	Media & Entertainment - 1.9%
512,290	Comcast Corp. Class A	29,210,776

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
60,389	Amgen, Inc.	14,719,819
326,445	Johnson & Johnson	53,778,550
464,851	Merck & Co., Inc.	36,151,462
706,539	Pfizer, Inc.	27,668,067

		132,317,898

	Real Estate - 3.6%
87,210	American Tower Corp. REIT	23,558,909
109,032	Public Storage REIT	32,784,832

		56,343,741

	Retailing - 5.8%
9,440,100	Allstar Co.(1)(2)(3)	10,667,313
108,275	Home Depot, Inc.	34,527,815

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Retailing - 5.8% - (continued)
674,930	TJX Cos., Inc.	$45,503,780

		90,698,908

	Software & Services - 9.4%
128,077	Accenture plc Class A	37,755,819
138,966	Automatic Data Processing, Inc.	27,601,427
171,447	Microsoft Corp.	46,444,992
149,812	Visa, Inc. Class A	35,029,042

		146,831,280

	Transportation - 7.6%
323,125	Canadian National Railway Co.	34,092,868
207,516	Union Pacific Corp.	45,638,994
189,124	United Parcel Service, Inc. Class B	39,332,118

		119,063,980

	Total Common Stocks (cost $866,332,785)	$1,552,125,000

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
12,203,524	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $12,203,531; collateralized by U.S. Treasury Government Bond at 4.375%, maturing 11/15/2039, with a market value of $12,447,606	$12,203,524

	Total Short-Term Investments (cost $12,203,524)	$12,203,524

Total Investments (cost $878,536,309)	99.8%	$1,564,328,524
Other Assets and Liabilities	0.2%	3,621,697

Total Net Assets	100.0%	$1,567,950,221

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2021, the aggregate fair value of this security was $10,667,313, which represented 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $10,667,313 or 0.7% of net assets.

The accompanying notes are an integral part of these financial statements.

50

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	9,440,100	$—	$10,667,313

(3)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$25,929,435	$25,929,435	$—	$—
Capital Goods	217,912,290	217,912,290	—	—
Consumer Durables & Apparel	45,114,788	45,114,788	—	—
Consumer Services	52,719,310	52,719,310	—	—
Diversified Financials	50,838,462	50,838,462	—	—
Food & Staples Retailing	32,500,729	32,500,729	—	—
Food, Beverage & Tobacco	122,575,680	82,358,842	40,216,838	—
Health Care Equipment & Services	186,799,250	186,799,250	—	—
Household & Personal Products	88,393,785	88,393,785	—	—
Insurance	79,550,269	79,550,269	—	—
Materials	75,324,419	75,324,419	—	—
Media & Entertainment	29,210,776	29,210,776	—	—
Pharmaceuticals, Biotechnology & Life Sciences	132,317,898	132,317,898	—	—
Real Estate	56,343,741	56,343,741	—	—
Retailing	90,698,908	80,031,595	10,667,313	—
Software & Services	146,831,280	146,831,280	—	—
Transportation	119,063,980	119,063,980	—	—
Short-Term Investments	12,203,524	—	12,203,524	—

Total	$1,564,328,524	$1,501,240,849	$63,087,675	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

51

Hartford Total Return Bond HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9%
	Asset-Backed - Automobile - 0.9%
$2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,467,731
1,590,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,593,236
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,103,440
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,718,249
1,390,000	2.73%, 12/15/2025(1)	1,428,341
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,994,826
665,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	673,322
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,954,226
3,365,000	2.72%, 11/15/2024(1)	3,460,635

		20,394,006

	Asset-Backed - Credit Card - 0.1%
2,210,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	2,216,524

	Asset-Backed - Finance & Insurance - 4.8%
900,346	Aaset Trust 3.35%, 01/16/2040(1)	889,558
5,645,000	Bain Capital Credit CLO Ltd. 1.80%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	5,646,772
	Bayview Koitere Fund Trust
3,400,763	3.50%, 07/28/2057(1)(3)	3,488,427
1,308,161	4.00%, 11/28/2053(1)(3)	1,336,934
	BlueMountain CLO Ltd.
6,995,000	1.15%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	6,994,972
3,660,000	1.26%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	3,661,314
1,865,214	BRAVO Residential Funding Trust 0.94%, 02/25/2049(1)(3)	1,864,658
1,910,000	Carlyle U.S. CLO Ltd. 1.26%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	1,911,368
1,106,387	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,123,862
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,416,035
3,168,411	COLT Funding LLC 0.91%, 06/25/2066(1)(3)	3,161,150
1,499,445	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	1,497,976
1,300,218	Ellington Financial Mortgage Trust 0.93%, 06/25/2066(1)(3)	1,297,142
1,001,745	Fieldstone Mortgage Investment Trust 0.63%, 05/25/2036, 1 mo. USD LIBOR + 0.540%(2)	811,969
3,267,261	First Franklin Mortgage Loan Trust 0.57%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,920,339
2,869,857	GSAMP Trust 0.18%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	2,071,355
6,190,000	Madison Park Funding Ltd. 1.25%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	6,192,507
761,406	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	768,597
5,823,000	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(4)	5,817,369
2,563,706	RCO VII Mortgage LLC 1.87%, 05/25/2026(1)(4)	2,561,494
5,155,000	Regatta Funding Ltd. 1.30%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	5,156,851
5,375,000	RR Ltd.1.19%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	5,377,279

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Asset-Backed - Finance & Insurance - 4.8% - (continued)
$1,052,773	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	$1,159,889
383,049	Securitized Asset-Backed Receivables LLC Trust 0.27%, 07/25/2036, 1 mo. USD LIBOR + 0.180%(2)	178,237
5,775,000	Sound Point CLO Ltd. 1.21%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	5,773,516
2,280,435	Springleaf Funding Trust 2.68%, 07/15/2030(1)	2,285,352
	Symphony CLO Ltd.
4,734,168	1.14%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	4,738,581
6,615,000	1.17%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	6,617,600
5,815,000	Thompson Park CLO Ltd. 1.20%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	5,813,506
2,255,000	Venture CLO Ltd. 1.24%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	2,257,417
7,127,186	Voya CLO Ltd. 1.09%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	7,129,025
	Wendy’s Funding LLC
5,045,000	2.37%, 06/15/2051(1)	5,089,800
2,007,200	3.88%, 03/15/2048(1)	2,134,617

		112,145,468

	Asset-Backed - Home Equity - 0.7%
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,964,147
	GSAA Home Equity Trust
4,982,634	0.17%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	2,049,211
2,168,189	0.45%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	819,219
543,221	5.99%, 06/25/2036(3)	226,438
	Legacy Mortgage Asset Trust
3,079,444	3.00%, 06/25/2059(1)(4)	3,088,412
3,983,680	3.25%, 11/25/2059(1)(4)	4,006,792
69,926	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.39%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	63,207
1,316,492	Morgan Stanley Mortgage Loan Trust 0.26%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	525,285
	Soundview Home Loan Trust
2,211,046	0.27%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,123,984
435,000	0.59%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	420,157

		16,286,852

	Commercial Mortgage-Backed Securities - 5.2%
	BBCMS Mortgage Trust
8,553,000	0.92%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	8,560,921
27,629,492	1.62%, 02/15/2050(3)(5)	1,777,787
	Benchmark Mortgage Trust
11,859,474	0.65%, 01/15/2051(3)(5)	322,389
19,766,519	0.67%, 07/15/2051(3)(5)	513,058
8,942,841	1.20%, 08/15/2052(3)(5)	553,347
25,890,253	1.39%, 03/15/2062(3)(5)	1,964,695
10,416,234	1.64%, 01/15/2054(3)(5)	1,245,783
2,762,590	1.92%, 07/15/2053(3)(5)	311,957
4,802,434	BX Commercial Mortgage Trust 0.99%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	4,808,708
2,920,000	CAMB Commercial Mortgage Trust 2.62%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,927,275

The accompanying notes are an integral part of these financial statements.

52

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$3,855,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	$3,994,839
	Citigroup Commercial Mortgage Trust
17,723,292	1.07%, 07/10/2047(3)(5)	430,366
21,269,984	1.17%, 04/10/2048(3)(5)	719,159
2,357,000	4.26%, 11/15/2049(3)	2,461,323
1,541,530	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,546,005
	Commercial Mortgage Trust
6,939,038	0.72%, 02/10/2047(3)(5)	88,893
3,211,988	0.88%, 08/10/2046(3)(5)	43,915
4,096,836	0.97%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	4,099,283
948,544	2.82%, 10/15/2045	963,915
1,659,863	2.85%, 10/15/2045	1,697,707
1,145,000	3.10%, 03/10/2046	1,174,701
568,061	3.21%, 03/10/2046	589,323
6,780,000	3.42%, 03/10/2031(1)	7,080,374
1,260,000	3.61%, 06/10/2046(3)	1,324,166
291,086	4.02%, 07/10/2045	301,439
630,000	4.07%, 02/10/2047(3)	678,809
1,045,000	4.21%, 08/10/2046(3)	1,115,288
535,000	4.24%, 02/10/2047(3)	576,863
615,085	4.39%, 07/10/2045(3)	653,708
1,920,000	4.75%, 10/15/2045(1)(3)	596,870
31,357	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	31,938
	CSAIL Commercial Mortgage Trust
57,792,485	0.89%, 06/15/2057(3)(5)	1,368,434
2,643,124	1.08%, 11/15/2048(3)(5)	87,785
7,332,829	2.06%, 01/15/2049(3)(5)	542,750
4,281,027	DBJPM Mortgage Trust 1.83%, 09/15/2053(3)(5)	438,391
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,427,600
	GS Mortgage Securities Trust
43,064,523	0.10%, 07/10/2046(3)(5)	66,048
1,326,045	0.63%, 08/10/2044(1)(3)(5)	13
1,580,166	3.67%, 04/10/2047(1)	79,008
785,121	4.07%, 01/10/2047	840,388
2,215,000	5.12%, 04/10/2047(1)(3)	1,322,846
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,508,262
1,400,000	2.81%, 01/16/2037(1)	1,443,358
604,951	2.84%, 12/15/2047	618,192
1,290,924	4.57%, 12/15/2047(1)(3)	966,004
	JPMBB Commercial Mortgage Securities Trust
17,897,980	0.76%, 09/15/2047(3)(5)	308,830
5,146,845	0.79%, 05/15/2048(3)(5)	112,461
855,054	3.36%, 07/15/2045	884,317
	Morgan Stanley Bank of America Merrill Lynch Trust
10,341,202	1.13%, 12/15/2047(3)(5)	288,460
1,470,018	1.16%, 10/15/2048(3)(5)	48,943
1,530,000	3.13%, 12/15/2048	1,576,377
1,320,000	3.18%, 08/15/2045	1,342,251
795,172	4.26%, 10/15/2046(3)	849,852
	Morgan Stanley Capital Trust
7,498,524	1.51%, 06/15/2050(3)(5)	431,100
1,460,000	5.48%, 07/15/2049(1)(3)	541,635
82,680	5.77%, 10/12/2052(1)(3)	24,804
2,475,000	MTRO Commercial Mortgage Trust 1.87%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,466,601
1,370,000	Natixis Commercial Mortgage Securities Trust 2.91%, 10/15/2036(1)	1,374,275

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$791,098	Oaktown Re II Ltd. 1.64%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	$791,285
2,880,000	Preston Ridge Partners Mortgage Trust LLC 1.79%, 06/25/2026(1)(4)	2,876,293
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	875,048
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,614,898
4,737,301	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	4,748,005
4,291,776	UBS Commercial Mortgage Trust 1.21%, 08/15/2050(3)(5)	210,404
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	809,394
2,018,986	3.09%, 08/10/2049	2,064,535
2,065,000	3.19%, 03/10/2046	2,128,552
775,000	3.24%, 04/10/2046	802,162
	Wells Fargo Commercial Mortgage Trust
16,081,066	1.23%, 05/15/2048(3)(5)	520,108
1,036,612	2.92%, 10/15/2045	1,057,869
3,085,000	2.94%, 10/15/2049	3,310,935
430,000	4.28%, 05/15/2048(3)	440,353
	Wells Fargo N.A.
20,053,795	0.72%, 11/15/2062(3)(5)	873,529
9,777,969	0.76%, 11/15/2062(3)(5)	470,440
39,468,370	0.87%, 11/15/2050(3)(5)	1,535,908
4,620,713	0.94%, 11/15/2054(3)(5)	192,457
19,742,193	0.96%, 09/15/2062(3)(5)	1,149,933
35,450,978	1.00%, 01/15/2063(3)(5)	2,297,266
12,758,426	1.05%, 05/15/2062(3)(5)	768,492
21,145,934	1.90%, 03/15/2063(3)(5)	2,886,851
2,545,000	2.04%, 02/15/2054	2,549,075
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	261,684
1,215,000	3.00%, 08/15/2045	1,237,444
1,137,886	3.07%, 03/15/2045	1,170,599
450,000	3.35%, 05/15/2045	467,241
655,964	3.72%, 05/15/2047	678,436
230,000	4.05%, 03/15/2047	247,495
1,095,000	4.15%, 08/15/2046(3)	1,162,563
710,000	5.00%, 06/15/2044(1)(3)	282,494
790,000	5.85%, 04/15/2045(1)(3)	802,217

		122,397,754

	Other Asset-Backed Securities - 3.2%
	Affirm Asset Securitization Trust
2,263,307	1.90%, 01/15/2025(1)	2,280,792
884,079	3.46%, 10/15/2024(1)	895,480
885,000	Arbor Realty Collateralized Loan Obligation Ltd. 1.20%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	885,556
1,945,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,941,616
2,227,463	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	2,250,592
	Bayview Opportunity Master Fund Trust
1,445,984	3.50%, 01/28/2055(1)(3)	1,482,677
1,723,820	3.50%, 06/28/2057(1)(3)	1,762,915
2,778,334	4.00%, 10/28/2064(1)(3)	2,836,836
	Domino’s Pizza Master Issuer LLC
2,320,000	2.66%, 04/25/2051(1)	2,400,806
1,431,875	3.67%, 10/25/2049(1)	1,549,189
3,193,125	4.12%, 07/25/2048(1)	3,329,823
3,598,264	Galaxy CLO Ltd. 0.95%, 11/15/2026, 3 mo. USD LIBOR + 0.790%(1)(2)	3,596,605

The accompanying notes are an integral part of these financial statements.

53

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Other Asset-Backed Securities - 3.2% - (continued)
$7,095,000	KKR CLO Ltd. 1.40%, 10/15/2030, 3 mo. USD LIBOR + 1.220%(1)(2)	$7,127,573
5,322,859	Preston Ridge Partners Mortgage Trust LLC 2.95%, 10/25/2025(1)(4)	5,345,234
5,870,000	RR LLC 1.23%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	5,873,827
511,032	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	508,365
4,551,625	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	4,969,105
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,431,443
	Towd Point Mortgage Trust
2,496,510	0.69%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	2,496,633
686,626	2.25%, 04/25/2056(1)(3)	689,129
88,251	2.75%, 02/25/2055(1)(3)	88,396
843,424	2.75%, 08/25/2055(1)(3)	850,835
3,248,983	2.75%, 10/25/2056(1)(3)	3,298,703
827,251	2.75%, 04/25/2057(1)(3)	838,774
2,935,705	2.75%, 06/25/2057(1)(3)	3,018,423
1,696,292	2.75%, 07/25/2057(1)(3)	1,729,060
5,775,000	Venture CLO Ltd. 1.31%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	5,775,976
1,961,500	VOLT XCI LLC 3.11%, 11/25/2050(1)(4)	1,969,214
4,560,000	Wellfleet CLO Ltd. 1.34%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	4,558,828
773,063	Wingstop Funding LLC 2.84%, 12/05/2050(1)	801,960

		76,584,365

	Whole Loan Collateral CMO - 8.0%
	Alternative Loan Trust
168,063	0.63%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	167,290
787,746	0.73%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	702,307
680,349	5.75%, 05/25/2036	429,885
	Angel Oak Mortgage Trust
3,724,903	0.91%, 01/25/2066(1)(3)	3,776,143
2,622,095	0.99%, 04/25/2066(1)(3)	2,635,339
3,341,785	0.99%, 04/25/2053(1)(3)	3,341,197
504,061	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	509,955
3,557,379	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	3,618,463
	Bank of America Funding Trust
823,042	0.69%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	828,801
2,693,776	5.77%, 05/25/2037(3)	2,761,188
108,458	5.85%, 01/25/2037(4)	110,602
667,451	BCAP LLC Trust 0.27%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	654,457
180,352	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	183,802
680,514	Bear Stearns Alt-A Trust 0.59%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	853,087
247,349	Bear Stearns Mortgage Funding Trust 0.27%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	235,056
	Bellemeade Re Ltd.
404,837	1.19%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	405,349
210,576	1.39%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	210,576
1,851,116	1.49%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,851,116

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 8.0% - (continued)
	CHL Mortgage Pass-Through Trust
$344,780	2.76%, 11/20/2035(3)	$316,863
1,476,846	3.04%, 09/25/2047(3)	1,415,743
2,330,438	CIM Trust 3.00%, 04/25/2057(1)(3)	2,368,544
4,423,769	Colombia Cent CLO Ltd. 1.33%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	4,426,224
	Connecticut Avenue Securities Trust
678,214	2.09%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	680,940
856,732	2.19%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	860,171
681,339	2.24%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	686,193
1,130,528	2.24%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,126,116
736,781	2.39%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	741,862
1,394,262	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,279,722
	CSMC Trust
1,622,744	1.80%, 12/27/2060(1)(3)	1,630,999
1,799,021	3.25%, 04/25/2047(1)(3)	1,895,392
1,015,179	Eagle RE Ltd. 1.79%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,015,862
	Fannie Mae Connecticut Avenue Securities
1,386,975	3.64%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	1,439,909
2,218,956	4.44%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	2,325,945
616,089	4.99%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	636,984
412,336	5.79%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	436,823
279,207	6.09%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	294,662
2,911,087	GCAT Trust 1.04%, 05/25/2066(1)(3)	2,911,087
19,891	GMACM Mortgage Loan Trust 3.05%, 04/19/2036(3)	17,381
	GSR Mortgage Loan Trust
892,345	0.39%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	228,696
1,145,506	2.93%, 01/25/2036(3)	1,163,292
	HarborView Mortgage Loan Trust
780,650	0.28%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	748,477
2,703,173	0.33%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	2,651,779
905,561	Home Re Ltd. 1.69%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	905,872
933,618	IndyMac Index Mortgage Loan Trust 2.93%, 03/25/2036(3)	833,056
161,774	JP Morgan Mortgage Trust 3.08%, 04/25/2037(3)	145,155
1,888,562	LCM L.P. 1.23%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	1,888,809
	Legacy Mortgage Asset Trust
1,636,775	1.75%, 04/25/2061(1)(4)	1,656,316
2,033,483	1.75%, 07/25/2061(1)(4)	2,034,148
817,429	Lehman XS Trust 0.51%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	833,385
	LSTAR Securities Investment Ltd.
4,731,576	1.79%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	4,729,570
3,672,956	1.90%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	3,672,196

The accompanying notes are an integral part of these financial statements.

54

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 8.0% - (continued)
$1,450,509	2.59%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	$1,443,268
3,379,987	2.59%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	3,364,533
257,991	MASTR Adjustable Rate Mortgages Trust 2.88%, 11/21/2034(3)	260,506
5,380,153	MFA LLC 2.36%, 03/25/2060(1)(4)	5,443,666
	MFA Trust
703,759	1.01%, 01/26/2065(1)(3)	704,260
2,906,450	1.15%, 04/25/2065(1)(3)	2,943,205
1,419,523	Mortgage Insurance-Linked Notes 1.99%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	1,419,526
	New Residential Mortgage Loan Trust
3,069,500	0.84%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	3,075,194
2,235,038	0.94%, 09/25/2058(1)(3)	2,244,327
2,457,671	1.59%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	2,489,177
1,029,988	2.49%, 09/25/2059(1)(3)	1,040,124
2,288,102	3.50%, 08/25/2059(1)(3)	2,384,538
2,507,720	3.75%, 11/26/2035(1)(3)	2,655,911
2,402,877	3.75%, 11/25/2056(1)(3)	2,551,967
4,243,302	4.00%, 02/25/2057(1)(3)	4,513,863
4,236,658	4.00%, 03/25/2057(1)(3)	4,523,994
3,386,567	4.00%, 04/25/2057(1)(3)	3,625,177
2,486,120	4.00%, 05/25/2057(1)(3)	2,647,061
3,791,178	4.00%, 08/27/2057(1)(3)	4,055,962
1,647,273	4.00%, 12/25/2057(1)(3)	1,764,365
4,872,362	NMLT Trust 1.19%, 05/25/2056(1)(3)	4,870,988
267,669	Oaktown Re III Ltd. 1.49%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	267,745
3,251,256	OZLM Ltd. 1.24%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	3,251,545
1,411,568	PMT Credit Risk Transfer Trust 2.10%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,408,729
	Preston Ridge Partners Mortgage Trust LLC
5,689,226	1.87%, 04/25/2026(1)(4)	5,747,862
1,029,993	2.36%, 11/25/2025(1)(4)	1,032,425
1,345,764	3.50%, 10/25/2024(1)(3)	1,352,921
754,032	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	755,520
564,025	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	569,541
	Seasoned Credit Risk Transfer Trust
2,761,473	2.50%, 08/25/2059	2,880,372
1,993,995	3.50%, 11/25/2057	2,185,638
5,307,203	3.50%, 07/25/2058	5,837,038
4,867,336	3.50%, 10/25/2058	5,319,789
1,790,590	Starwood Mortgage Residential Trust 0.94%, 05/25/2065(1)(3)	1,799,050
743,512	Structured Agency Credit Risk Trust 1.74%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	744,497
2,840,000	Toorak Mortgage Corp. 2.24%, 06/25/2024(1)(4)	2,841,435
5,680,294	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	5,796,581
3,210,198	VCAT Asset Securitization LLC 1.74%, 05/25/2051(1)(4)	3,210,927
1,055,999	VCAT LLC 2.12%, 03/27/2051(1)(4)	1,056,316
	Verus Securitization Trust
2,798,475	0.92%, 02/25/2064(1)(3)	2,801,567
2,068,695	1.03%, 02/25/2066(1)(3)	2,069,377
2,986,384	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	2,989,279

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 8.0% - (continued)
$1,089,638	VOLT XCVIII LLC 2.12%, 04/25/2051(1)(4)	$1,103,094
	WaMu Mortgage Pass-Through Certificates Trust
423,353	0.93%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	417,569
2,055,355	0.95%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	1,898,150
799,691	2.78%, 06/25/2037(3)	778,149
27,110,243	Wells Fargo Commercial Mortgage Trust 1.05%, 09/15/2057(3)(5)	880,503

		188,290,017

	Total Asset & Commercial Mortgage-Backed Securities (cost $538,367,651)	$538,314,986

CORPORATE BONDS - 33.3%
	Advertising - 0.0%
$500,000	Lamar Media Corp. 3.75%, 02/15/2028	$508,750

	Aerospace/Defense - 0.5%
	Boeing Co.
1,900,000	5.04%, 05/01/2027	2,193,327
1,390,000	5.15%, 05/01/2030	1,647,554
815,000	General Dynamics Corp. 4.25%, 04/01/2040	997,667
2,127,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	2,260,569
1,560,000	Northrop Grumman Corp. 5.15%, 05/01/2040	2,048,816
	Raytheon Technologies Corp.
32,000	3.65%, 08/16/2023(6)	33,954
1,565,000	3.95%, 08/16/2025	1,741,133
1,220,000	4.45%, 11/16/2038	1,477,409
155,000	4.63%, 11/16/2048	199,549

		12,599,978

	Agriculture - 0.5%
	Altria Group, Inc.
140,000	2.45%, 02/04/2032	135,460
405,000	2.63%, 09/16/2026	426,484
1,110,000	3.70%, 02/04/2051	1,055,552
	BAT Capital Corp.
2,460,000	2.26%, 03/25/2028	2,443,670
1,755,000	2.79%, 09/06/2024	1,843,711
3,265,000	BAT International Finance plc 1.67%, 03/25/2026	3,264,591
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(7)	1,881,968

		11,051,436

	Airlines - 0.0%
85,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	87,975

	Apparel - 0.0%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	594,000

	Auto Manufacturers - 0.3%
	General Motors Co.
1,260,000	5.20%, 04/01/2045	1,558,321
740,000	6.13%, 10/01/2025	876,329
145,000	6.80%, 10/01/2027	182,728
	General Motors Financial Co., Inc.
265,000	1.25%, 01/08/2026	263,362
4,780,000	1.50%, 06/10/2026	4,757,460

		7,638,200

	Beverages - 0.7%
	Anheuser-Busch InBev Worldwide, Inc.
1,607,000	3.75%, 07/15/2042	1,741,795
205,000	4.60%, 04/15/2048	250,730
710,000	4.75%, 04/15/2058	890,971
3,304,000	5.45%, 01/23/2039	4,360,956

The accompanying notes are an integral part of these financial statements.

55

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Beverages - 0.7% - (continued)
	Coca-Cola Co.
$3,910,000	2.25%, 01/05/2032	$4,008,089
395,000	3.00%, 03/05/2051	411,498
	Constellation Brands, Inc.
1,275,000	2.65%, 11/07/2022	1,310,624
612,000	3.15%, 08/01/2029	656,927
391,000	3.60%, 02/15/2028	433,501
2,723,000	Diageo Capital plc 2.00%, 04/29/2030	2,727,798

		16,792,889

	Biotechnology - 0.3%
	Amgen, Inc.
545,000	1.90%, 02/21/2025	564,401
1,730,000	2.30%, 02/25/2031	1,755,387
835,000	3.15%, 02/21/2040	870,790
640,000	3.38%, 02/21/2050	675,406
3,500,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	3,387,061
475,000	Royalty Pharma plc 3.30%, 09/02/2040(1)	478,753

		7,731,798

	Chemicals - 0.2%
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	165,493
220,000	5.38%, 03/15/2044	272,624
290,000	Chemours Co. 5.38%, 05/15/2027(6)	314,525
2,760,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,990,301
	LYB International Finance LLC
745,000	1.25%, 10/01/2025	743,432
475,000	3.80%, 10/01/2060	502,674
290,000	Olin Corp. 5.13%, 09/15/2027	301,600

		5,290,649

	Commercial Banks - 6.0%
	Bank of America Corp.
770,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(8)	776,454
2,340,000	2.09%, 06/14/2029, (2.09% fixed rate until 06/14/2028; 3 mo. USD SOFR + 1.060% thereafter)(8)	2,360,264
2,140,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,239,475
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	1,686,445
2,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	2,617,892
4,765,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	5,139,265
4,620,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	5,111,299
4,305,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	5,148,150
185,000	7.75%, 05/14/2038	292,759
2,105,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,208,849
	BNP Paribas S.A.
1,090,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,077,248

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 6.0% - (continued)
$1,940,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	$1,998,596
1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,861,774
	Citigroup, Inc.
1,555,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(8)	1,564,732
2,140,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	2,182,512
3,275,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,489,937
2,745,000	3.70%, 01/12/2026	3,036,821
1,795,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	2,034,955
631,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	737,832
1,660,000	4.45%, 09/29/2027	1,896,383
	Credit Suisse Group AG
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	888,997
3,285,000	6.25%, 12/18/2024, 5 year USD Swap + 3.455%(1)(2)(9)	3,597,075
	Danske Bank A/S
1,890,000	5.00%, 01/12/2022(1)	1,933,816
1,970,000	5.38%, 01/12/2024(1)	2,184,583
1,640,000	Fifth Third Bancorp 2.38%, 01/28/2025	1,719,784
	Goldman Sachs Group, Inc.
1,020,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	989,756
3,500,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	3,579,657
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	989,153
2,680,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	2,999,724
1,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	1,141,422
65,000	6.25%, 02/01/2041	96,608
1,756,000	6.75%, 10/01/2037	2,557,127
	HSBC Holdings plc
2,440,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	2,438,136
2,415,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	2,420,746
2,700,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	3,123,104
	JP Morgan Chase & Co.
955,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	982,064

The accompanying notes are an integral part of these financial statements.

56

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 6.0% - (continued)
$390,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	$410,117
1,735,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,801,645
575,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	596,610
3,905,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	4,070,508
2,160,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	2,294,943
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,129,344
1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	1,849,842
1,990,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	2,120,153
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	4,990,976
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	2,523,154
930,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	1,003,636
	Morgan Stanley
2,700,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(8)	2,717,996
4,595,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	4,420,160
2,540,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	2,471,918
155,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	162,482
100,000	2.75%, 05/19/2022	102,227
2,000,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	2,214,673
1,475,000	3.63%, 01/20/2027	1,635,629
2,775,000	4.00%, 07/23/2025	3,090,885
600,000	PNC Bank NA 2.70%, 10/22/2029	635,985
	PNC Financial Services Group, Inc.
835,000	2.20%, 11/01/2024	876,109
80,000	2.55%, 01/22/2030	84,238
1,435,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,464,606
	State Street Corp.
150,000	2.35%, 11/01/2025, 3 mo. USD SOFR + 0.940%(2)	157,714
1,065,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	1,137,488
4,725,000	Truist Bank 2.25%, 03/11/2030	4,795,760

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 6.0% - (continued)
$1,273,000	UBS Group AG 2.65%, 02/01/2022(1)	$1,290,956
2,685,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,767,815
	Wells Fargo & Co.
2,510,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	2,626,891
2,795,000	3.00%, 04/22/2026	3,006,643
665,000	3.00%, 10/23/2026	717,479
1,840,000	3.75%, 01/24/2024	1,978,953
155,000	4.90%, 11/17/2045	198,719
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	1,048,240
214,000	5.61%, 01/15/2044	292,329

		141,790,217

	Commercial Services - 1.2%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,258,603
200,000	4.13%, 08/15/2025(1)	204,750
5,190,000	4.38%, 08/15/2027(1)	5,436,525
1,079,000	Equifax, Inc. 2.60%, 12/15/2025	1,136,014
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	644,525
3,345,000	3.75%, 10/01/2030(1)	3,422,303
	Howard University (AGM Insured)
1,000,000	2.70%, 10/01/2029	1,018,360
1,000,000	2.90%, 10/01/2031	1,035,048
720,000	3.48%, 10/01/2041	736,089
4,150,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,429,710
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,449,500
385,000	4.63%, 12/15/2027	407,138
4,561,000	5.13%, 06/01/2029	4,948,685
315,000	United Rentals North America, Inc. 4.00%, 07/15/2030	324,450

		27,451,700

	Construction Materials - 0.3%
2,063,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,169,141
	Standard Industries, Inc.
805,000	3.38%, 01/15/2031(1)	770,554
3,370,000	4.38%, 07/15/2030(1)	3,475,313

		6,415,008

	Diversified Financial Services - 0.6%
4,485,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	4,520,611
1,875,000	GE Capital Funding LLC 4.40%, 05/15/2030	2,187,156
845,000	GE Capital International Funding Co. 4.42%, 11/15/2035	1,014,223
1,000,000	Mastercard, Inc. 2.95%, 03/15/2051	1,045,688
390,000	Navient Corp. 7.25%, 01/25/2022	404,508
4,220,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,341,344

		13,513,530

	Electric - 2.8%
1,475,000	Alabama Power Co. 3.45%, 10/01/2049	1,601,973
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031	677,474
875,000	3.25%, 04/15/2028	962,405
965,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	992,744
	Cleco Corporate Holdings LLC
1,215,000	3.38%, 09/15/2029	1,255,602
75,000	4.97%, 05/01/2046	89,723
1,155,000	Commonwealth Edison Co. 3.65%, 06/15/2046	1,313,990

The accompanying notes are an integral part of these financial statements.

57

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Electric - 2.8% - (continued)
$415,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	$597,257
	Duke Energy Carolinas LLC
900,000	2.55%, 04/15/2031	935,441
575,000	3.45%, 04/15/2051	638,067
1,525,000	4.25%, 12/15/2041	1,851,521
3,800,000	Duke Energy Corp. 2.55%, 06/15/2031	3,837,574
	Duke Energy Indiana LLC
1,675,000	2.75%, 04/01/2050	1,622,251
780,000	3.25%, 10/01/2049	824,480
670,000	Duke Energy Progress LLC 4.38%, 03/30/2044	827,326
1,120,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	1,129,975
	Evergy, Inc.
730,000	2.45%, 09/15/2024	766,090
715,000	2.90%, 09/15/2029	758,521
2,745,000	Exelon Corp. 3.95%, 06/15/2025	3,021,506
	FirstEnergy Corp.
285,000	1.60%, 01/15/2026(6)	278,588
1,550,000	2.25%, 09/01/2030	1,488,000
1,870,000	3.40%, 03/01/2050	1,813,900
820,000	5.35%, 07/15/2047	983,176
1,835,000	Georgia Power Co. 4.30%, 03/15/2042	2,164,283
	IPALCO Enterprises, Inc.
1,465,000	3.70%, 09/01/2024	1,576,302
4,275,000	4.25%, 05/01/2030	4,805,801
2,030,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	2,138,705
1,075,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,089,797
	MidAmerican Energy Co.
330,000	3.15%, 04/15/2050	352,759
380,000	3.65%, 08/01/2048	433,810
	NRG Energy, Inc.
1,705,000	2.00%, 12/02/2025(1)	1,730,840
1,705,000	2.45%, 12/02/2027(1)	1,717,318
	Oglethorpe Power Corp.
360,000	3.75%, 08/01/2050	380,128
1,130,000	5.05%, 10/01/2048	1,421,632
565,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	710,414
3,780,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	3,546,699
	PacifiCorp
306,000	4.13%, 01/15/2049	366,212
360,000	4.15%, 02/15/2050	437,761
395,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	464,966
1,820,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,930,002
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	2,228,122
205,000	Sempra Energy 4.00%, 02/01/2048	230,115
	Southern California Edison Co.
675,000	2.25%, 06/01/2030	664,274
1,950,000	2.85%, 08/01/2029	2,024,741
235,000	3.65%, 02/01/2050	235,206
511,000	4.00%, 04/01/2047	537,900
	Southern Co.
625,000	2.95%, 07/01/2023	652,037
2,860,000	3.70%, 04/30/2030	3,157,317
2,385,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	2,378,265

		65,642,990

	Energy - Alternate Sources - 0.1%
1,085,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,213,855

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Energy - Alternate Sources - 0.1% - (continued)
$845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	$913,656

		2,127,511

	Engineering & Construction - 0.1%
3,242,471	International Airport Finance S.A. 12.00%, 03/15/2033(1)(6)	3,416,754

	Entertainment - 0.2%
1,025,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	1,194,125
4,525,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	4,569,797

		5,763,922

	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,434,000	4.88%, 07/15/2027(1)	5,692,115
116,000	5.13%, 07/15/2029(1)	126,150
660,000	Waste Management, Inc. 2.00%, 06/01/2029	667,445

		6,485,710

	Food - 0.3%
	Conagra Brands, Inc.
615,000	4.30%, 05/01/2024	674,594
411,000	4.85%, 11/01/2028	489,696
335,000	5.40%, 11/01/2048	450,015
1,325,000	Kellogg Co. 3.40%, 11/15/2027	1,456,608
95,000	Kraft Heinz Foods Co. 4.25%, 03/01/2031	108,034
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,309,491

		6,488,438

	Food Service - 0.0%
160,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	167,200

	Forest Products & Paper - 0.4%
	Suzano Austria GmbH
3,760,000	3.13%, 01/15/2032	3,719,204
4,120,000	5.00%, 01/15/2030	4,667,960

		8,387,164

	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	76,475
375,000	5.88%, 08/20/2026	419,659
	NiSource, Inc.
1,750,000	3.49%, 05/15/2027	1,925,773
1,005,000	3.60%, 05/01/2030	1,113,863
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,775,967
720,000	3.80%, 02/01/2038	800,006

		6,111,743

	Healthcare - Products - 0.5%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,232,389
1,145,000	3.00%, 09/23/2029(1)	1,206,228
940,000	Baxter International, Inc. 3.95%, 04/01/2030	1,083,032
	Boston Scientific Corp.
1,030,000	1.90%, 06/01/2025	1,062,475
2,880,000	3.75%, 03/01/2026	3,194,579
690,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	714,150
3,790,000	Hologic, Inc. 4.63%, 02/01/2028(1)	3,979,500
250,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	260,625

		12,732,978

	Healthcare - Services - 1.1%
1,335,000	Anthem, Inc. 3.50%, 08/15/2024	1,438,037

The accompanying notes are an integral part of these financial statements.

58

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Healthcare-Services - 1.1% - (continued)
	Centene Corp.
$95,000	3.38%, 02/15/2030	$99,275
435,000	4.25%, 12/15/2027	458,381
5,230,000	4.63%, 12/15/2029	5,751,797
360,000	CommonSpirit Health 3.35%, 10/01/2029	390,251
	HCA, Inc.
3,550,000	2.38%, 07/15/2031	3,520,368
710,000	3.50%, 09/01/2030	756,413
	Kaiser Foundation Hospitals
865,000	2.81%, 06/01/2041	883,113
1,430,000	3.00%, 06/01/2051	1,477,112
5,265,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	5,396,625
990,000	Sutter Health 3.36%, 08/15/2050	1,051,501
	UnitedHealth Group, Inc.
1,420,000	2.38%, 08/15/2024	1,493,922
1,600,000	2.75%, 05/15/2040	1,621,600
830,000	3.50%, 08/15/2039	928,961
405,000	4.75%, 07/15/2045	530,892

		25,798,248

	Home Builders - 0.2%
2,465,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,877,887
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	645,360

		3,523,247

	Insurance - 1.1%
4,045,000	American International Group, Inc. 2.50%, 06/30/2025	4,270,020
1,515,000	Aon Corp. 2.20%, 11/15/2022	1,551,997
5,440,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	6,625,347
3,390,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,375,350
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	20,000
380,000	4.90%, 08/15/2023	380,950
	Marsh & McLennan Cos., Inc.
925,000	3.88%, 03/15/2024	1,003,363
1,300,000	4.75%, 03/15/2039	1,661,301
415,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	440,620
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	371,860
2,600,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,696,019
1,250,000	Progressive Corp. 3.20%, 03/26/2030	1,373,858
	Unum Group
640,000	4.00%, 06/15/2029	719,056
1,215,000	4.50%, 12/15/2049	1,289,206
35,000	Voya Financial, Inc. 4.80%, 06/15/2046	44,343
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,111,899

		26,935,189

	Internet - 0.8%
2,175,000	Alibaba Group Holding Ltd. 3.40%, 12/06/2027	2,378,511
1,795,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,142,143
	Go Daddy Operating Co. LLC
240,000	3.50%, 03/01/2029(1)	238,440
3,190,000	5.25%, 12/01/2027(1)	3,349,500
4,490,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	4,552,725
	Tencent Holdings Ltd.
800,000	2.39%, 06/03/2030(1)	797,881
240,000	2.88%, 04/22/2031(1)	248,429
1,210,000	3.60%, 01/19/2028(1)	1,324,942
1,140,000	3.84%, 04/22/2051(1)	1,228,315
1,840,000	3.98%, 04/11/2029(1)	2,052,722

		18,313,608

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 33.3% - (continued)
		Iron/Steel - 0.2%
	$285,000	Commercial Metals Co. 5.38%, 07/15/2027	$301,388
EUR	1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	2,199,841
	$1,115,000	Vale Overseas Ltd. 3.75%, 07/08/2030	1,187,140

			3,688,369

		IT Services - 0.7%
	3,215,000	Apple, Inc. 2.20%, 09/11/2029	3,349,996
		Apple, Inc.
	490,000	2.65%, 05/11/2050	481,521
	885,000	3.45%, 02/09/2045	989,160
	125,000	3.85%, 05/04/2043	148,692
	6,750,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	6,885,000
		HP, Inc.
	1,115,000	2.20%, 06/17/2025	1,157,706
	1,260,000	3.00%, 06/17/2027	1,350,017
		International Business Machines Corp.
	895,000	1.95%, 05/15/2030	893,991
	560,000	3.50%, 05/15/2029	627,139
	470,000	4.25%, 05/15/2049	580,813
	1,070,000	Leidos, Inc. 3.63%, 05/15/2025	1,162,769

			17,626,804

		Lodging - 0.0%
	975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	1,037,891

		Machinery - Diversified - 0.1%
	65,000	BWX Technologies, Inc. 4.13%, 04/15/2029(1)	66,138
	2,405,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,493,267

			2,559,405

		Media - 1.8%
		CCO Holdings LLC / CCO Holdings Capital Corp.
	980,000	4.25%, 02/01/2031(1)	998,375
	502,000	4.50%, 08/15/2030(1)	523,335
	150,000	5.13%, 05/01/2027(1)	157,335
	72,000	5.75%, 02/15/2026(1)	74,416
		Charter Communications Operating LLC / Charter Communications Operating Capital
	300,000	2.30%, 02/01/2032	288,632
	1,245,000	5.13%, 07/01/2049	1,483,696
	4,055,000	6.48%, 10/23/2045	5,587,855
	380,000	6.83%, 10/23/2055	559,454
		Comcast Corp.
	490,000	3.20%, 07/15/2036	525,990
	1,765,000	3.25%, 11/01/2039	1,879,570
	785,000	4.75%, 03/01/2044	1,001,457
	445,000	4.95%, 10/15/2058	615,884
		Cox Communications, Inc.
	1,495,000	2.60%, 06/15/2031(1)	1,519,169
	1,361,000	3.15%, 08/15/2024(1)	1,451,987
		CSC Holdings LLC
	4,740,000	3.38%, 02/15/2031(1)	4,478,873
	400,000	4.13%, 12/01/2030(1)	397,500
	430,000	5.50%, 04/15/2027(1)	451,522
		Discovery Communications LLC
	840,000	3.80%, 03/13/2024	900,919
	19,000	3.95%, 06/15/2025	20,847
	1,970,000	4.00%, 09/15/2055	2,086,783
	826,000	5.30%, 05/15/2049	1,045,361
	555,000	DISH DBS Corp. 5.88%, 11/15/2024	595,931
	1,500,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,162,687
	280,000	Sirius XM Radio, Inc. 4.13%, 07/01/2030(1)	283,500
	1,495,000	Time Warner Cable LLC 6.55%, 05/01/2037	2,037,972
	3,900,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	5,916,213

The accompanying notes are an integral part of these financial statements.

59

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Media - 1.8% - (continued)
	ViacomCBS, Inc.
$685,000	4.20%, 05/19/2032	$791,490
2,360,000	4.95%, 01/15/2031	2,847,621
55,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	55,974
79,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	90,461
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	602,250

		41,433,059

	Mining - 0.1%
	Anglo American Capital plc
475,000	4.88%, 05/14/2025(1)	537,843
315,000	5.63%, 04/01/2030(1)	385,773
280,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	289,276

		1,212,892

	Miscellaneous Manufacturing - 0.0%
340,000	Trane Technologies Luxembourg Finance S.A. 4.50%, 03/21/2049	427,294

	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
5,740,000	3.25%, 02/15/2029	5,811,750
280,000	4.25%, 04/01/2028	294,000
280,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	290,917

		6,396,667

	Oil & Gas - 1.3%
270,000	Apache Corp. 4.88%, 11/15/2027	292,407
	BP Capital Markets America, Inc.
720,000	2.94%, 06/04/2051	692,348
490,000	3.06%, 06/17/2041	495,174
910,000	3.38%, 02/08/2061	915,706
1,760,000	3.63%, 04/06/2030	1,975,363
220,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	263,516
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(7)	878,275
735,000	4.88%, 03/30/2026(1)(7)	752,471
695,000	5.88%, 03/30/2031(1)(7)	713,765
	Equinor ASA
1,400,000	1.75%, 01/22/2026	1,442,263
675,000	3.63%, 04/06/2040	770,242
850,000	3.70%, 04/06/2050	977,613
1,530,000	Exxon Mobil Corp. 4.23%, 03/19/2040	1,828,391
	Hess Corp.
942,000	7.13%, 03/15/2033	1,278,418
860,000	7.30%, 08/15/2031	1,167,215
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(7)	2,269,950
	Lundin Energy Finance B.V.
775,000	2.00%, 07/15/2026(1)	776,941
2,470,000	3.10%, 07/15/2031(1)	2,497,870
2,245,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	2,532,713
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	5,038
10,000	3.40%, 04/15/2026	10,225
5,000	3.50%, 08/15/2029	5,000
26,000	6.13%, 01/01/2031	30,518
10,000	Occidental Petroleum Corp. 6.38%, 09/01/2028	11,675
	Ovintiv, Inc.
51,000	6.50%, 08/15/2034	67,326
50,000	6.50%, 02/01/2038	66,480
7,000	7.20%, 11/01/2031	9,222
83,000	7.38%, 11/01/2031	110,342

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Oil & Gas - 1.3% - (continued)
$2,565,000	Qatar Petroleum Industry 2.25%, 07/12/2031	$2,537,734
814,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	857,012
720,000	Shell International Finance B.V. 3.25%, 04/06/2050	767,040
320,000	Suncor Energy, Inc. 3.75%, 03/04/2051	346,424
	Sunoco L.P. / Sunoco Finance Corp.
295,000	5.50%, 02/15/2026	303,997
250,000	6.00%, 04/15/2027	260,812
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,056,680

		29,966,166

	Oil & Gas Services - 0.0%
745,000	Halliburton Co. 4.85%, 11/15/2035	878,114

	Packaging & Containers - 0.3%
400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	413,000
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,943,415
890,000	Mondelez International, Inc. 1.50%, 05/04/2025	907,588
695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	749,467

		7,013,470

	Pharmaceuticals - 1.4%
	AbbVie, Inc.
2,500,000	2.95%, 11/21/2026	2,689,202
1,315,000	3.20%, 11/21/2029	1,429,539
465,000	4.25%, 11/21/2049	558,910
1,115,000	4.63%, 10/01/2042	1,374,817
	Astrazeneca Finance LLC
4,660,000	1.75%, 05/28/2028	4,661,491
350,000	2.25%, 05/28/2031	355,972
360,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	382,097
95,000	Baxalta, Inc. 3.60%, 06/23/2022	97,481
2,515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,802,766
	Bristol-Myers Squibb Co.
2,905,000	0.75%, 11/13/2025	2,879,518
855,000	2.55%, 11/13/2050	820,428
3,760,000	Cigna Corp. 1.25%, 03/15/2026	3,772,632
	CVS Health Corp.
1,450,000	4.13%, 04/01/2040	1,683,512
1,050,000	5.13%, 07/20/2045	1,367,111
1,760,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	1,941,938
200,000	Organon Finance LLC 4.13%, 04/30/2028(1)	203,960
720,000	Pfizer, Inc. 2.63%, 04/01/2030	767,325
	Teva Pharmaceutical Finance Netherlands B.V.
3,825,000	3.15%, 10/01/2026	3,638,531
900,000	6.75%, 03/01/2028(6)	985,500

		32,412,730

	Pipelines - 1.0%
280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	320,976
65,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	69,875
215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	236,500
	Energy Transfer Operating L.P.
495,000	4.00%, 10/01/2027	544,927
1,095,000	4.95%, 06/15/2028	1,266,130
1,390,000	5.25%, 04/15/2029	1,643,237
175,000	5.30%, 04/01/2044	202,914
180,000	5.35%, 05/15/2045	208,347
2,385,000	6.13%, 12/15/2045	3,041,043
315,000	6.25%, 04/15/2049	413,626

The accompanying notes are an integral part of these financial statements.

60

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Pipelines - 1.0% - (continued)
	Enterprise Products Operating LLC
$570,000	4.25%, 02/15/2048	$653,077
665,000	4.95%, 10/15/2054	824,478
125,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	139,375
	Galaxy Pipeline Assets Bidco Ltd.
2,375,000	2.16%, 03/31/2034(1)	2,330,585
5,635,000	2.63%, 03/31/2036(1)	5,527,491
1,115,000	2.94%, 09/30/2040(1)	1,106,761
	MPLX L.P.
135,000	1.75%, 03/01/2026	136,513
350,000	4.70%, 04/15/2048	406,778
325,000	5.20%, 03/01/2047	400,347
895,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	923,457
1,640,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	1,890,764
280,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031(1)	303,100
140,000	Western Midstream Operating L.P. 5.30%, 02/01/2030	156,800

		22,747,101

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
465,000	1.50%, 01/31/2028	452,548
1,085,000	2.40%, 03/15/2025	1,133,843
	Equinix, Inc.
760,000	2.00%, 05/15/2028	764,171
1,700,000	2.50%, 05/15/2031	1,730,941
	GLP Capital L.P. / GLP Financing II, Inc.
2,315,000	4.00%, 01/15/2031	2,494,366
1,535,000	5.75%, 06/01/2028	1,826,433
	SBA Tower Trust
2,240,000	2.84%, 01/15/2050(1)	2,350,533
4,540,000	3.45%, 03/15/2048(1)	4,626,674
	VEREIT Operating Partnership L.P.
120,000	2.20%, 06/15/2028	121,864
145,000	2.85%, 12/15/2032	151,666
465,000	3.40%, 01/15/2028	506,100
160,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	166,435

		16,325,574

	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
620,000	3.88%, 01/15/2028(1)	627,750
77,000	4.25%, 05/15/2024(1)	77,847
1,755,000	AutoZone, Inc. 3.63%, 04/15/2025(6)	1,921,351
3,352,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	3,504,013
1,655,000	Home Depot, Inc. 3.30%, 04/15/2040	1,814,450
270,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	282,487
550,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	581,680
1,640,000	Lowe’s Cos., Inc. 1.70%, 10/15/2030	1,573,959
	McDonald’s Corp.
1,035,000	3.35%, 04/01/2023	1,085,717
1,800,000	3.63%, 09/01/2049	1,996,216
545,000	4.20%, 04/01/2050	657,195
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	330,720
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	472,283
3,550,000	William Carter Co.5.63%, 03/15/2027(1)	3,735,310

		18,660,978

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Semiconductors - 1.3%
	Broadcom, Inc.
$110,000	2.60%, 02/15/2033(1)	$107,691
2,650,000	3.42%, 04/15/2033(1)	2,786,115
6,275,000	5.00%, 04/15/2030	7,417,021
	Entegris, Inc.
225,000	3.63%, 05/01/2029(1)	227,813
460,000	4.38%, 04/15/2028(1)	480,125
1,575,000	Intel Corp. 3.10%, 02/15/2060	1,610,745
	Marvell Technology, Inc.
2,180,000	2.45%, 04/15/2028(1)	2,223,774
1,675,000	2.95%, 04/15/2031(1)	1,737,871
	Microchip Technology, Inc.
3,015,000	2.67%, 09/01/2023	3,139,791
95,000	4.25%, 09/01/2025	99,748
1,785,000	NVIDIA Corp. 3.50%, 04/01/2040	2,026,506
	NXP B.V. / NXP Funding LLC
425,000	4.63%, 06/01/2023(1)	456,718
3,042,000	4.88%, 03/01/2024(1)	3,348,859
786,000	5.35%, 03/01/2026(1)	917,440
1,080,000	5.55%, 12/01/2028(1)	1,327,306
215,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	224,077
	QUALCOMM, Inc.
74,000	4.65%, 05/20/2035	94,223
1,091,000	4.80%, 05/20/2045	1,450,533
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	394,937

		30,071,293

	Software - 1.6%
7,134,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	7,098,045
150,000	CDK Global, Inc. 4.88%, 06/01/2027	158,625
1,416,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	1,545,437
1,525,000	Fidelity National Information Services, Inc. 2.25%, 03/01/2031	1,524,051
	Fiserv, Inc.
555,000	2.25%, 06/01/2027	575,496
1,710,000	3.20%, 07/01/2026	1,851,324
560,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	586,600
	Microsoft Corp.
131,000	2.68%, 06/01/2060	130,684
735,000	2.92%, 03/17/2052	780,137
619,000	3.04%, 03/17/2062	665,006
	MSCI, Inc.
10,000	3.63%, 09/01/2030(1)	10,210
1,460,000	4.00%, 11/15/2029(1)	1,536,650
4,876,000	5.38%, 05/15/2027(1)	5,192,940
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	269,160
	Oracle Corp.
3,400,000	2.30%, 03/25/2028	3,492,865
1,900,000	2.88%, 03/25/2031	1,979,362
270,000	3.60%, 04/01/2040	285,036
3,945,000	3.85%, 04/01/2060	4,192,288
880,000	3.95%, 03/25/2051	963,248
1,005,000	4.10%, 03/25/2061	1,114,650
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,438,726
310,000	Western Digital Corp. 4.75%, 02/15/2026	344,100

		37,734,640

	Telecommunications - 2.2%
	AT&T, Inc.
3,680,000	3.50%, 02/01/2061	3,617,542
3,459,000	3.55%, 09/15/2055(1)	3,477,194
205,000	3.65%, 09/15/2059(1)	208,077
1,631,000	3.80%, 12/01/2057(1)	1,700,787
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,862,439

The accompanying notes are an integral part of these financial statements.

61

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Telecommunications - 2.2% - (continued)
	Nokia Oyj
$3,175,000	4.38%, 06/12/2027	$3,507,137
575,000	6.63%, 05/15/2039	744,625
425,000	Sprint Corp. 7.13%, 06/15/2024	490,344
	T-Mobile USA, Inc.
1,439,000	2.05%, 02/15/2028	1,459,506
100,000	3.38%, 04/15/2029(1)	103,199
2,745,000	3.50%, 04/15/2025	2,975,155
100,000	3.50%, 04/15/2031(1)	103,459
3,400,000	3.88%, 04/15/2030	3,796,236
1,195,000	4.50%, 04/15/2050	1,422,926
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	305,744
160,000	7.72%, 06/04/2038	218,123
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,239,250
2,050,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	2,062,300
	Verizon Communications, Inc.
1,275,000	2.65%, 11/20/2040	1,228,157
274,000	2.99%, 10/30/2056	257,810
2,625,000	3.40%, 03/22/2041	2,779,420
1,125,000	3.55%, 03/22/2051	1,202,886
2,603,000	4.27%, 01/15/2036	3,109,189
	Verizon Communications, Inc.
3,185,000	4.40%, 11/01/2034	3,799,173
165,000	4.50%, 08/10/2033	197,379
100,000	4.81%, 03/15/2039	126,772
540,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	530,485
1,700,000	Vodafone Group plc 6.15%, 02/27/2037	2,354,437

		52,879,751

	Transportation - 0.4%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,115,000	2.70%, 11/01/2024(1)	2,224,376
1,890,000	4.00%, 07/15/2025(1)	2,081,577
	Union Pacific Corp.
2,600,000	2.38%, 05/20/2031	2,655,950
2,010,000	2.97%, 09/16/2062	1,933,560

		8,895,463

	Trucking & Leasing - 0.3%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,767,337
2,785,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	2,779,827

		6,547,164

	Water - 0.0%
620,000	American Water Capital Corp. 4.15%, 06/01/2049	753,241

	Total Corporate Bonds (cost $741,706,304)	$782,628,898

FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
	Angola - 0.1%
	Angolan Government International Bond
$1,600,000	8.00%, 11/26/2029(7)	$1,639,808
910,000	8.25%, 05/09/2028(7)	948,966

		2,588,774

	Argentina - 0.0%
	Argentine Republic Government International Bond
2,046,884	0.13%, 07/09/2035(4)	647,859
69,782	1.00%, 07/09/2029	26,427

		674,286

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3% - (continued)
		Australia - 0.1%
AUD	4,095,000	Australia Government Bond 1.75%, 06/21/2051(7)	$2,711,934

		Bermuda - 0.0%
	$735,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	733,162

		Brazil - 0.4%
BRL	47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	10,051,931

		Chile - 0.3%
		Chile Government International Bond
EUR	4,930,000	1.25%, 01/22/2051	5,221,422
	$2,070,000	3.10%, 05/07/2041	2,073,085

			7,294,507

		Colombia - 0.3%
	6,545,000	Colombia Government International Bond 3.88%, 04/25/2027	6,953,801

		Croatia - 0.2%
EUR	4,555,000	Croatia Government International Bond 1.50%, 06/17/2031(7)	5,622,753

		Dominican Republic - 0.2%
	$4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	5,269,953

		Egypt - 0.1%
		Egypt Government International Bond
	840,000	7.63%, 05/29/2032(1)	890,484
	720,000	8.50%, 01/31/2047(7)	749,700
	595,000	8.88%, 05/29/2050(1)	640,316

			2,280,500

		Ghana - 0.1%
	1,408,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	1,414,223

		Hungary - 0.2%
EUR	2,665,000	Hungary Government International Bond 1.63%, 04/28/2032(7)	3,361,318

		Indonesia - 0.3%
		Indonesia Government International Bond
	5,235,000	1.10%, 03/12/2033	6,063,340
	240,000	2.15%, 07/18/2024(7)	301,120
	470,000	2.63%, 06/14/2023(7)	584,587

			6,949,047

		Macedonia - 0.2%
		North Macedonia Government International Bond
	1,825,000	2.75%, 01/18/2025(7)	2,268,948
	2,165,000	3.68%, 06/03/2026(1)	2,827,458

			5,096,406

		Mexico - 1.4%
MXN	308,198,500	Mexican Bonos 7.75%, 05/29/2031	16,319,647
		Mexico Government International Bond
EUR	885,000	1.13%, 01/17/2030	1,029,293
	6,185,000	1.45%, 10/25/2033	6,994,380
	$865,000	3.75%, 04/19/2071	790,956
	1,440,000	3.77%, 05/24/2061	1,339,747
	1,510,000	4.28%, 08/14/2041	1,585,666
	3,190,000	4.75%, 04/27/2032	3,652,550

			31,712,239

		Morocco - 0.2%
EUR	2,865,000	Morocco Government International Bond 2.00%, 09/30/2030(7)	3,361,232

The accompanying notes are an integral part of these financial statements.

62

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3% - (continued)
		Panama - 0.3%
		Panama Government International Bond
	$200,000	2.25%, 09/29/2032	$191,902
	5,000,000	3.87%, 07/23/2060	5,104,150
	815,000	4.30%, 04/29/2053	903,574
	530,000	4.50%, 04/16/2050	601,577

			6,801,203

		Peru - 0.1%
		Peruvian Government International Bond
	540,000	2.39%, 01/23/2026	557,593
	1,395,000	2.78%, 01/23/2031	1,420,068
	1,160,000	3.30%, 03/11/2041	1,170,974

			3,148,635

		Philippines - 0.3%
EUR	4,855,000	Philippine Government International Bond 1.20%, 04/28/2033	5,749,736

		Romania - 0.5%
		Romanian Government International Bond
	2,970,000	2.63%, 12/02/2040(1)	3,489,335
	1,315,000	2.75%, 04/14/2041(7)	1,547,673
	1,315,000	3.38%, 02/08/2038(7)	1,707,090
	3,241,000	4.63%, 04/03/2049(7)	4,863,568

			11,607,666

		Russia - 0.3%
RUB	636,260,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031	7,987,597

		Saudi Arabia - 0.2%
	$5,467,000	Saudi Government International Bond 2.25%, 02/02/2033(1)	5,310,917

		Senegal - 0.1%
		Senegal Government International Bond
EUR	785,000	4.75%, 03/13/2028(7)	969,452
	$2,115,000	6.25%, 05/23/2033(7)	2,228,745

			3,198,197

		Serbia - 0.2%
EUR	3,030,000	Serbia International Bond 1.65%, 03/03/2033(1)	3,514,068

		Tunisia - 0.1%
	1,805,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	2,065,540

		United Arab Emirates - 0.1%
	$2,455,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,479,034

		Total Foreign Government Obligations (cost $148,271,149)	$147,938,659

MUNICIPAL BONDS - 1.2%
		Development - 0.3%
	$6,455,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$7,151,090

		Education - 0.2%
		Chicago, IL, Board of Education, GO
	365,000	6.04%, 12/01/2029	428,876
	1,115,000	6.14%, 12/01/2039	1,361,530
	1,750,000	6.32%, 11/01/2029	2,146,103

			3,936,509

		General - 0.5%
	4,130,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	4,169,682

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.2% - (continued)
	General - 0.5% - (continued)
$5,445,000	Philadelphia, PA, Auth Industrial Dev (NATL Insured) 6.55%, 10/15/2028	$7,076,750

		11,246,432

	General Obligation - 0.1%
110,000	California State, GO Taxable 7.30%, 10/01/2039(6)	176,045
170,000	State of Connecticut, GO 3.00%, 07/01/2021	170,000
	State of Illinois, GO
1,951,345	4.95%, 06/01/2023(6)	2,085,557
280,000	5.00%, 01/01/2023	293,924
980,000	5.95%, 04/01/2022	1,017,049

		3,742,575

	Transportation - 0.0%
720,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	811,355

	Utility - Electric - 0.1%
1,544,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,339,591

	Total Municipal Bonds (cost $26,451,349)	$29,227,552

SENIOR FLOATING RATE INTERESTS - 4.4%(10)
	Advertising - 0.0%
$304,575	Clear Channel Outdoor Holdings, Inc. 3.69%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$297,089

	Aerospace/Defense - 0.1%
373,125	Great Outdoors Group LLC 5.00%, 03/05/2028, 1 mo. USD LIBOR + 4.250%	374,058
99,500	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	100,039
559,427	TransDigm, Inc. 2.35%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	550,733
345,963	Tronox Finance LLC 2.63%, 03/11/2028, 1 mo. USD LIBOR + 2.250%	343,493
104,738	Watlow Electric Manufacturing Co. 4.50%, 03/02/2028, 1 mo. USD LIBOR + 4.000%	104,955

		1,473,278

	Airlines - 0.0%
245,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	255,228
275,800	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	270,284
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	192,089
210,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	221,695

		939,296

	Apparel - 0.0%
245,000	Birkenstock GmbH & Co. KG 0.00%, 04/27/2028(11)	244,897
99,091	SRAM LLC 0.00%, 05/12/2028(11)	98,596

		343,493

	Asset-Backed - Finance & Insurance - 0.0%
136,843	By Crown Parent LLC 4.00%, 01/30/2026, 1 mo. USD LIBOR + 3.000%	136,672

	Auto Manufacturers - 0.0%
149,962	Navistar International Corp. 3.60%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	149,962

The accompanying notes are an integral part of these financial statements.

63

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Auto Parts & Equipment - 0.2%
	$150,000	Adient U.S. LLC 3.60%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	$149,954
	3,333,955	Altra Industrial Motion Corp. 2.10%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	3,312,084
		Clarios Global L.P.
EUR	686,394	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	807,380
	$431,611	3.35%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	427,295
	83,078	First Brands 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	83,944
	155,000	First Brands Group LLC 9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	156,162

			4,936,819

		Beverages - 0.0%
	195,000	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	195,060
	538,201	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	539,848

			734,908

		Chemicals - 0.2%
	3,522,223	Axalta Coating Systems U.S. Holdings, Inc. 1.90%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	3,497,708
EUR	345,986	CeramTec AcquiCo GmbH 2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%	401,810
	$121,562	LTI Holdings, Inc. 3.60%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	119,806
		Starfruit Finco B.V
EUR	94,413	3.00%, 10/01/2025, 3 mo. EURIBOR + 3.000%	111,272
	$92,220	3.13%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	91,471
	98,500	Univar, Inc. 2.10%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,131

			4,320,198

		Commercial Services - 0.4%
	289,275	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	287,950
	205,729	Allied Universal Holdco LLC 4.25%, 05/14/2028, 1 mo. USD LIBOR + 3.750%	206,243
	273,735	APX Group, Inc. 7.25%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	274,121
	120,313	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	120,187
	480,249	AVSC Holding Corp. 4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	439,538
	197,247	Belron Finance U.S. LLC 2.44%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	195,829
EUR	285,000	Biogroup-LCD 3.50%, 01/28/2028, 3 mo. EURIBOR + 3.500%	335,827
	$617,535	Blackhawk Network Holdings, Inc. 3.10%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	609,902
	150,000	Brown Group Holding LLC 0.00%, 06/07/2028(11)	149,175
	633,848	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	636,225
	732,891	Dun & Bradstreet Corp. 3.35%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	729,109

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Commercial Services - 0.4% - (continued)
	$353,612	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	$354,407
EUR	145,000	LGC Group Holdings Ltd. 2.75%, 04/21/2027, 1 mo. EURIBOR + 2.750%	169,668
	$596,683	Quikrete Holdings, Inc. 2.60%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	590,901
EUR	105,975	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.375%	124,299
	$3,171,435	Trans Union LLC 1.85%, 11/15/2026, 1 mo. USD LIBOR + 1.750%	3,148,093
		Verisure Holding AB
EUR	570,000	0.00%, 03/27/2028, 3 mo. EURIBOR + 3.500%(11)	673,539
	260,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	307,318

			9,352,331

		Construction Materials - 0.0%
	$428,504	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	427,861

		Distribution/Wholesale - 0.2%
	4,486,006	American Builders & Contractors Supply Co., Inc. 2.10%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	4,451,239

		Diversified Financial Services - 0.0%
	151,125	Aretec Group, Inc. 4.35%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	150,511
		Crown Finance U.S., Inc.
EUR	32,852	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	34,150
	$181,489	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	159,560
	136,850	Minotaur Acquisition, Inc. 4.85%, 03/29/2026, 3 mo. USD LIBOR + 4.750%	136,679

			480,900

		Electrical Components & Equipment - 0.0%
	263,277	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	260,571

		Energy-Alternate Sources - 0.0%
	256,869	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	251,961
	96,500	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	95,752

			347,713

		Engineering & Construction - 0.1%
	244,388	ADMI Corp. 3.88%, 12/23/2027, 1 mo. USD LIBOR + 2.750%	241,487
	720,000	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	707,738

			949,225

		Entertainment - 0.0%
	143,913	Banijay Entertainment S.A.S 3.84%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	143,312
	446,538	Scientific Games International, Inc. 2.85%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	443,190

			586,502

The accompanying notes are an integral part of these financial statements.

64

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Food - 0.1%
	$182,583	B&G Foods, Inc. 2.60%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	$182,454
		Froneri International Ltd.
	163,350	2.35%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	160,777
EUR	170,000	2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%	197,294
	$483,551	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	481,134
		U.S. Foods, Inc.
	441,291	1.85%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	436,693
	245,625	2.10%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	241,744

			1,700,096

		Food Service - 0.0%
		Aramark Services, Inc.
	111,920	1.85%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	110,613
	108,625	1.85%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	107,222

			217,835

		Hand/Machine Tools - 0.0%
	238,800	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	239,098

		Healthcare - Products - 0.1%
		Avantor Funding, Inc.
EUR	175,000	0.00%, 06/12/2028(11)	207,792
	$497,500	3.25%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	497,291
	185,625	Lifescan Global Corp. 6.20%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	183,769
	360,000	Organon & Co 0.00%, 06/02/2028(11)	360,227
	120,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	120,300

			1,369,379

		Healthcare - Services - 0.1%
	180,000	ADMI Corp. 0.00%, 12/23/2027(11)	179,663
	109,443	Ensemble RCM LLC 3.94%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	109,466
	268,125	Envision Healthcare Corp. 3.85%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	228,885
	99,748	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	100,138
	247,237	EyeCare Partners LLC 3.85%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	244,859
	135,000	Icon Luxembourg S.a.r.l 0.00%, 06/16/2028(11)	135,190
	120,000	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	120,076
EUR	213,400	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	251,301
	$295,780	MED ParentCo L.P. 4.35%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	295,579
	393,198	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	392,038
	98,791	Pathway Vet Alliance LLC 3.85%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	98,489
	418,950	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	418,229

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
	Healthcare - Services - 0.1% - (continued)
$284,288	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	$285,308

		2,859,221

	Household Products - 0.0%
284,675	Diamond (BC) B.V. 3.19%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	282,956
285,750	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	157,163
86,629	Reynolds Consumer Products LLC 1.85%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	85,892

		526,011

	Housewares - 0.0%
225,000	Hayward Industries, Inc. 0.00%, 05/12/2028(11)	224,368

	Insurance - 0.1%
322,057	Acrisure LLC 3.60%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	318,299
	Asurion LLC
366,165	3.10%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	364,108
595,588	3.35%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	588,518
180,000	5.35%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	181,274
416,715	Hub International Ltd. 2.93%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	411,877
	Sedgwick Claims Management Services, Inc.
277,875	3.35%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	274,749
539,000	3.85%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	537,803

		2,676,628

	IT Services - 0.2%
180,000	Endure Digital, Inc. 4.25%, 02/10/2028, 3 mo. USD LIBOR + 3.500%	179,025
3,511,990	Science Applications International Corp. 1.98%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	3,501,032
870,721	Tempo Acquisition LLC 3.75%, 10/31/2026, 1 mo. USD LIBOR + 3.250%	871,627

		4,551,684

	Leisure Time - 0.2%
	Caesars Resort Collection LLC
429,581	2.85%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	425,667
168,725	4.60%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	169,147
222,750	Carnival Corp. 3.75%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	227,855
795,546	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	790,701
688,750	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	683,584
228,850	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	228,708
280,000	Jazz Financing Lux S.a.r.l. 4.00%, 04/22/2028, 1 mo. USD LIBOR + 3.500%	280,787
126,602	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	126,144

The accompanying notes are an integral part of these financial statements.

65

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Leisure Time - 0.2% - (continued)
	$325,000	Polaris Newco LLC 4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	$325,774
	90,961	UFC Holdings LLC 3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	90,805

			3,349,172

		Lodging - 0.0%
	262,379	Boyd Gaming Corp. 2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	261,952

		Machinery - Construction & Mining - 0.0%
EUR	125,000	Concorde Midco Ltd. 4.00%, 03/01/2028	148,002
	$163,554	Pro Mach Group, Inc. 4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	163,453

			311,455

		Machinery - Diversified - 0.0%
	340,000	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	338,059

		Media - 0.3%
EUR	160,000	Adevinta ASA 0.00%, 04/20/2028, 3 mo. EURIBOR + 3.250%(11)	189,504
	$221,464	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	221,637
	340,000	Cable One, Inc. 2.10%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	338,470
	1,198,516	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,189,527
	436,722	CSC Holdings LLC 2.57%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	432,119
		E.W. Scripps Co.
	296,989	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	295,751
	93,250	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	93,133
	436,432	Gray Television, Inc. 2.59%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	434,088
	3,297	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	3,298
	459,864	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	459,354
	220,266	Shutterfly, Inc. 7.00%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	220,462
	184,219	Sinclair Television Group, Inc. 2.61%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	181,513
	226,562	Terrier Media Buyer, Inc. 3.60%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	225,302
	575,000	UPC Financing Partnership 3.07%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	570,975
	347,382	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 6 mo. USD LIBOR + 4.250%	347,527
EUR	260,000	Virgin Media Bristol LLC 3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	307,558
	$222,164	William Morris Endeavor Entertainment LLC 2.86%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	217,720

			5,727,938

		Metal Fabricate/Hardware - 0.0%
	290,984	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	289,165

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Miscellaneous Manufacturing - 0.2%
	$3,809,641	Ingersoll-Rand Services Co. 1.85%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	$3,763,087
	271,537	Momentive Performance Materials USA LLC 3.36%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	269,614
	250	Tamko Building Products LLC 3.10%, 05/31/2026, 1 mo. USD LIBOR + 3.000%	249
	514,938	USI, Inc. 3.15%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	509,871

			4,542,821

		Oil & Gas - 0.0%
		BCP Raptor LLC
	112,679	4.85%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	110,397
	152,380	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	150,814
	307,818	NorthRiver Midstream Finance L.P. 3.45%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	304,996
	740,607	PES Holdings LLC 0.00%, 12/31/2022(11)(12)	7,406
	110,131	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	110,476

			684,089

		Oil & Gas Services - 0.0%
	147,372	Lower Cadence Holdings LLC 4.10%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	146,267
	524,300	UGI Energy Services LLC 3.85%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	523,645

			669,912

		Packaging & Containers - 0.1%
	543,005	Flex Acquisition Co., Inc. 4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	540,404
	99,750	NIC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	99,470
	336,469	Proampac PG Borrower LLC 4.75%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	335,880
	202,705	Reynolds Group Holdings, Inc. 2.85%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	202,198
		TricorBraun Holdings, Inc.
	40,398	3.25%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(13)	40,080
	179,602	3.75%, 03/03/2028, 3 mo. USD LIBOR + 3.250%	178,189

			1,396,221

		Pharmaceuticals - 0.4%
	374,288	Bausch Health Cos., Inc. 3.10%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	372,559
EUR	130,000	EG Group Ltd. 0.00%, 04/10/2027(11)	154,032
	$3,873,509	Elanco Animal Health, Inc. 1.84%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	3,812,191
	790,254	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	761,362
	124,688	Horizon Therapeutics USA, Inc. 2.50%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	123,791

The accompanying notes are an integral part of these financial statements.

66

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Pharmaceuticals - 0.4% - (continued)
	$3,535,000	IQVIA, Inc. 1.85%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	$3,513,790

			8,737,725

		Real Estate - 0.0%
EUR	185,000	Boels Topholding B.V. 3.75%, 02/06/2027, 3 mo. EURIBOR + 4.000%	218,267
	$486,364	VICI Properties LLC 1.84%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	482,054

			700,321

		Retail - 0.5%
	5,967,735	B.C. Unlimited Liability Co. 1.85%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	5,881,024
	119,700	Belron Finance U.S. LLC 3.25%, 04/13/2028	119,451
EUR	110,000	Blitz GmbH 3.50%, 04/28/2028, 1 mo. USD LIBOR + 3.500%	130,091
	$238,812	Coty, Inc. 2.33%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	229,577
	144,760	EG Group Limited 0.00%, 03/31/2026, 1 mo. USD LIBOR(11)	144,760
	105,000	Foundation Building Materials Holding Co. LLC 3.75%, 01/29/2028, 1 mo. USD LIBOR + 3.250%	104,257
	704,508	Harbor Freight Tools USA, Inc. 3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	704,036
	1,902,788	KFC Holding Co. 1.83%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,902,103
		LBM Acquisition LLC
	216,154	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)	214,297
	91,667	0.00%, 12/17/2027(11)(13)	90,865
	147,323	4.50%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	146,187
	328,350	Les Schwab Tire Centers 4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	327,940
	335,000	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	336,219
	160,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	160,040
	130,950	Rodan & Fields LLC 4.07%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	103,886
	490,000	SRS Distribution Inc. 0.00%, 06/02/2028(11)	489,456
	378,390	Staples, Inc. 5.18%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	368,223

			11,452,412

		Software - 0.8%
	320,355	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	320,179
	513,713	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	513,045
	440,631	DCert Buyer, Inc. 4.10%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	440,817
	337,081	Epicor Software Corp. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	336,562
	502,450	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	494,235
	2,485,000	Fleetcor Technologies Operating Co. LLC 0.00%, 04/28/2028, 1 mo. USD LIBOR + 1.750%(11)	2,479,831
		Go Daddy Operating Co. LLC
	3,488,594	1.85%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	3,459,395

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Software - 0.8% - (continued)
	$202,950	2.10%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	$201,586
	792,286	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	792,943
	165,000	Ingram Micro, Inc. 0.00%, 03/31/2028(11)	165,206
	99,247	Navicure, Inc.4.10%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	99,325
	219,450	Peraton Holding Corp.4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	219,907
	170,000	Proofpoint, Inc.0.00%, 06/09/2028(11)	168,960
	136,500	Quest Software U.S. Holdings, Inc. 4.44%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	136,310
	305,000	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	303,933
	1,089,885	SS&C European Holdings S.a.r.l. 1.85%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,076,261
	2,608,334	SS&C Technologies, Inc. 1.85%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,576,282
		Ultimate Software Group, Inc.
	137,550	3.85%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	137,564
	203,465	4.00%, 05/03/2026, 1 mo. USD LIBOR + 3.250%	203,583
	4,129,650	WEX, Inc. 2.35%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	4,096,117
	541,778	Zelis Healthcare Corp. 3.59%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	539,881

			18,761,922

		Telecommunications - 0.1%
	680,011	Altice France S.A. 3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	673,721
	230,000	Artera Services LLC 0.00%, 03/06/2025(11)	228,850
	167,450	CenturyLink, Inc. 2.35%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	165,064
	244,388	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	244,388
	202,397	Level 3 Financing, Inc. 1.85%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	199,171
EUR	200,000	Lorca Finco plc 4.25%, 09/17/2027, 6 mo. EURIBOR + 4.250%	237,209
	$320,000	Telenet Financing USD LLC 2.07%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	315,360
	155,600	Zacapa LLC 4.70%, 07/03/2025, 3 mo. USD LIBOR + 4.500%	155,872
		Zayo Group Holdings, Inc.
	258,329	3.10%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	255,444
EUR	98,750	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	116,288

			2,591,367

		Transportation - 0.0%
	$109,725	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	109,371
	99,750	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	99,501
	259,350	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	262,519

The accompanying notes are an integral part of these financial statements.

67

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(10) - (continued)
		Transportation - 0.0% - (continued)
EUR	100,000	Zephyr German BidCo GmbH 3.75%, 03/10/2028, 3 mo. EURIBOR + 3.750%	$118,946

			590,337

		Total Senior Floating Rate Interests (cost $105,870,337)	$104,957,245

U.S. GOVERNMENT AGENCIES - 40.6%
		Mortgage-Backed Agencies - 40.6%
		FHLMC - 3.6%
	$75,239	0.00%, 11/15/2036(14)(15)	$71,821
	20,767,214	0.74%, 03/25/2027(3)(5)	651,858
	4,908,794	0.75%, 10/25/2026(3)(5)	145,703
	17,287,575	0.81%, 12/25/2030(3)(5)	1,044,698
	10,412,756	0.89%, 06/25/2027(3)(5)	413,885
	4,261,863	0.97%, 11/25/2030(3)(5)	304,952
	7,833,681	1.12%, 11/25/2053(3)(5)	639,285
	12,884,380	1.21%, 06/25/2030(3)(5)	1,144,900
	6,273,876	1.68%, 05/25/2030(3)(5)	763,738
	1,061,556	1.75%, 10/15/2042	1,085,448
	1,485,120	1.94%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,490,908
	3,684,753	2.44%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,722,741
	472,507	2.50%, 05/15/2028(5)	27,950
	691,122	2.54%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	701,871
	1,182,205	3.00%, 03/15/2028(5)	74,266
	1,367,033	3.00%, 08/01/2029	1,451,107
	548,771	3.00%, 05/15/2032(5)	25,351
	3,990,412	3.00%, 10/01/2032	4,215,988
	542,673	3.00%, 03/15/2033(5)	48,753
	2,675,759	3.00%, 04/01/2033	2,822,827
	2,972,837	3.00%, 11/01/2036	3,122,168
	1,757,572	3.00%, 01/01/2037	1,846,245
	4,225,000	3.00%, 08/15/2043	4,446,730
	892,152	3.00%, 05/15/2046	931,771
	5,441,791	3.00%, 11/01/2046	5,778,607
	1,461,295	3.00%, 12/01/2046	1,550,107
	628,232	3.25%, 11/15/2041	680,412
	322,900	3.50%, 06/15/2026(5)	5,900
	237,192	3.50%, 09/15/2026(5)	13,575
	341,658	3.50%, 03/15/2027(5)	18,814
	1,923,055	3.50%, 05/15/2034(5)	173,646
	2,382,549	3.50%, 08/01/2034	2,555,449
	1,402,760	3.50%, 03/15/2041(5)	79,388
	580,545	3.50%, 06/01/2046	619,822
	2,236,821	3.50%, 10/01/2047	2,368,498
	747,493	3.50%, 12/01/2047	804,014
	11,957,464	3.50%, 03/01/2048	12,690,875
	218,812	3.50%, 08/01/2048	233,690
	1,792,683	4.00%, 08/01/2025	1,906,089
	725,724	4.00%, 12/15/2026(5)	37,292
	1,244,492	4.00%, 07/15/2027(5)	64,445
	584,078	4.00%, 03/15/2028(5)	33,098
	321,208	4.00%, 06/15/2028(5)	20,378
	711,131	4.00%, 07/15/2030(5)	63,129
	2,258,087	4.00%, 05/25/2040(5)	295,474
	1,921,165	4.00%, 05/01/2042	2,099,665
	646,791	4.00%, 08/01/2042	707,210
	1,134,196	4.00%, 09/01/2042	1,247,987
	111,115	4.00%, 07/01/2044	119,694
	205,468	4.00%, 06/01/2045	225,667
	938,059	4.00%, 02/01/2046	1,024,636

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 40.6% - (continued)
	Mortgage-Backed Agencies - 40.6% - (continued)
	FHLMC - 3.6% - (continued)
$205,052	4.00%, 09/01/2048	$219,080
384,821	4.50%, 09/01/2044	421,679
1,685,586	4.75%, 07/15/2039	1,905,936
22,112	5.00%, 02/01/2023	24,220
52,081	5.00%, 08/01/2023	57,045
54,797	5.00%, 03/01/2028	60,151
22,532	5.00%, 08/01/2029	24,935
36,759	5.00%, 07/01/2030	41,267
208,223	5.00%, 03/01/2031	234,415
339,046	5.00%, 05/01/2031	381,699
521,850	5.00%, 09/01/2031	576,971
383,293	5.00%, 11/01/2031	430,210
119,822	5.00%, 07/01/2032	132,623
670,737	5.00%, 09/15/2033(5)	110,170
4,673	5.00%, 12/01/2034	5,134
10,147	5.00%, 11/01/2035	11,649
19,460	5.00%, 03/01/2039	21,787
196,432	5.00%, 08/01/2039	224,086
7,503	5.00%, 09/01/2039	8,476
10,179	5.00%, 12/01/2039	11,687
8,541	5.00%, 04/01/2041	9,794
22,525	5.00%, 04/01/2044	25,827
10,711	5.00%, 05/01/2044	11,823
15,067	5.00%, 05/01/2047	16,670
849,444	5.00%, 02/15/2048(5)	168,788
33,621	5.00%, 08/01/2048	36,979
13,232	5.00%, 11/01/2048	14,508
70,551	5.00%, 01/01/2049	77,360
86,787	5.00%, 02/01/2049	95,265
1,507,853	5.00%, 03/01/2049	1,660,278
22,567	5.50%, 03/01/2028	25,200
47,811	5.50%, 04/01/2033	55,210
581,572	5.50%, 05/01/2034	673,893
823	5.50%, 11/01/2035	955
11,583	5.50%, 05/01/2037	13,481
29,589	5.50%, 11/01/2037	34,463
51,896	5.50%, 02/01/2038	60,468
21,505	5.50%, 04/01/2038	25,056
26,932	5.50%, 06/01/2038	31,349
3,010,665	5.50%, 08/01/2038	3,505,346
308,549	5.50%, 09/01/2038	359,198
5,767	5.50%, 12/01/2039	6,714
77,731	5.50%, 02/01/2040	90,486
252,260	5.50%, 05/01/2040	293,817
256,200	5.50%, 08/01/2040	298,070
1,211,774	5.50%, 06/01/2041	1,409,795
1,093,009	5.50%, 10/15/2046(5)	224,449
1,152	6.00%, 07/01/2029	1,293
140,176	6.00%, 10/01/2032	166,506
117,741	6.00%, 11/01/2032	132,394
178,063	6.00%, 12/01/2032	211,499
13,990	6.00%, 11/01/2033	16,619
26,277	6.00%, 01/01/2034	31,216
14,586	6.00%, 02/01/2034	17,328
139,190	6.00%, 08/01/2034	165,361
157,094	6.00%, 09/01/2034	183,546
171,241	6.00%, 01/01/2035	193,399
1,127,070	6.00%, 11/01/2037	1,339,192
231	6.50%, 08/01/2032	260
526,615	6.50%, 07/15/2036	600,732
114,844	6.50%, 12/01/2037	133,516
78	7.50%, 09/01/2029	84

		83,933,932

The accompanying notes are an integral part of these financial statements.

68

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 40.6% - (continued)
	Mortgage-Backed Agencies - 40.6% - (continued)
	FNMA - 4.6%
$89,427	0.00%, 03/25/2036(14)(15)	$80,623
747,617	0.00%, 06/25/2036(14)(15)	703,961
726,193	0.00%, 06/25/2041(14)(15)	681,775
8,676,460	0.42%, 01/25/2030(3)(5)	188,113
11,773,503	1.56%, 05/25/2029(3)(5)	1,063,302
1,524,982	1.70%, 08/25/2044(3)(5)	114,250
1,934,573	1.74%, 05/25/2046(3)(5)	108,335
1,589,667	1.75%, 12/25/2042	1,616,929
1,953,492	1.80%, 04/25/2055(3)(5)	104,074
1,373,448	1.84%, 06/25/2055(3)(5)	79,984
1,042,120	2.00%, 09/25/2039	1,059,199
220,284	2.00%, 08/25/2043	221,740
464,816	2.50%, 06/25/2028(5)	24,919
3,105,857	2.50%, 09/01/2040	3,227,306
116,206	2.50%, 01/01/2043	121,155
2,910,810	2.50%, 02/01/2043	3,042,215
1,095,877	2.50%, 03/01/2043	1,143,193
2,250,740	2.50%, 05/01/2043	2,335,890
1,679,308	2.50%, 06/01/2043	1,755,109
1,016,558	2.50%, 04/01/2045	1,055,964
897,852	3.00%, 02/25/2027(5)	38,428
397,005	3.00%, 09/25/2027(5)	25,045
2,666,884	3.00%, 01/25/2028(5)	160,291
4,641,964	3.00%, 04/25/2033(5)	330,605
1,020,892	3.00%, 08/01/2033	1,078,882
2,083,712	3.00%, 03/01/2037	2,194,444
770,445	3.00%, 05/25/2047	795,461
1,820,330	3.00%, 09/01/2048	1,912,958
2,519,568	3.00%, 08/25/2049	2,644,262
458,126	3.24%, 12/01/2026	504,878
443,656	3.50%, 05/25/2027(5)	30,041
720,790	3.50%, 10/25/2027(5)	52,664
881,528	3.50%, 05/25/2030(5)	79,467
244,508	3.50%, 08/25/2030(5)	20,576
445,241	3.50%, 02/25/2031(5)	27,210
534,254	3.50%, 09/25/2035(5)	62,592
3,693,651	3.50%, 11/25/2039(5)	397,209
1,061,487	3.50%, 10/01/2044	1,152,351
1,069,379	3.50%, 02/01/2045	1,145,598
1,008,015	3.50%, 01/01/2046	1,076,651
774,695	3.50%, 03/01/2046	828,081
1,917,809	3.50%, 09/01/2046	2,044,481
840,856	3.50%, 10/01/2046	893,049
534,876	3.50%, 10/25/2046(5)	90,938
893,331	3.50%, 11/01/2046	969,858
1,412,681	3.50%, 05/01/2047	1,508,080
2,877,780	3.50%, 09/01/2047	3,056,152
523,587	3.50%, 12/01/2047	562,381
1,977,452	3.50%, 01/01/2048	2,089,620
503,588	3.50%, 02/01/2048	539,486
588,437	3.50%, 02/25/2048	616,788
2,073,417	3.50%, 07/01/2048	2,212,184
6,266,693	3.50%, 09/01/2057	6,810,088
3,663,953	3.50%, 05/01/2058	3,964,371
3,807,984	3.50%, 12/25/2058	4,152,001
1,853,342	3.74%, 06/01/2026	2,067,739
717,468	4.00%, 06/01/2025	762,348
279,332	4.00%, 10/01/2025	297,128
220,141	4.00%, 04/25/2032(5)	24,707
2,122,847	4.00%, 10/01/2040	2,327,300
888,352	4.00%, 11/01/2040	968,482
630,694	4.00%, 12/01/2040	687,200
329,202	4.00%, 02/01/2041	359,609
852,841	4.00%, 03/01/2041	932,260

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 40.6% - (continued)
	Mortgage-Backed Agencies - 40.6% - (continued)
	FNMA - 4.6% - (continued)
$2,230,933	4.00%, 06/01/2041	$2,428,828
371,050	4.00%, 03/25/2042(5)	36,355
415,060	4.00%, 08/01/2042	453,673
877,765	4.00%, 09/01/2042	965,452
221,540	4.00%, 11/25/2042(5)	30,650
137,340	4.00%, 03/01/2045	150,312
743,260	4.00%, 07/01/2045	817,373
267,650	4.00%, 05/01/2046	288,769
751,442	4.00%, 06/01/2046	813,203
794,909	4.00%, 04/01/2047	863,299
2,447,529	4.00%, 10/01/2047	2,628,226
1,635,843	4.00%, 09/01/2048	1,744,292
157,821	4.50%, 04/01/2025	165,929
274,108	4.50%, 07/25/2027(5)	14,077
620,111	4.50%, 09/01/2035	683,696
2,086,401	4.50%, 08/01/2040	2,320,993
1,851,526	4.50%, 10/01/2040	2,055,796
857,282	4.50%, 10/01/2041	952,141
2,081,420	4.50%, 08/25/2043(5)	386,073
744,886	4.50%, 09/01/2043	828,242
1,253,167	4.50%, 04/01/2049	1,350,794
4,277,473	4.50%, 01/01/2051	4,771,656
104,415	5.00%, 06/01/2022	108,661
94,203	5.00%, 06/01/2025	98,240
353,503	5.00%, 04/25/2038	389,759
1,285,886	5.00%, 02/01/2049	1,414,245
188,336	5.00%, 03/01/2049	207,274
123,372	5.49%, 05/25/2042(3)(5)	9,983
11,963	5.50%, 06/01/2022	12,142
138,163	5.50%, 06/01/2033	159,427
93,159	5.50%, 08/01/2033	107,464
706,067	5.50%, 09/01/2033	815,427
693,629	5.50%, 12/01/2033	801,449
453,992	5.50%, 01/01/2034	524,304
2,542,817	5.50%, 11/01/2035	2,948,458
693,668	5.50%, 04/01/2036	804,307
543,842	5.50%, 09/01/2036	627,848
38,194	5.50%, 01/01/2037	43,835
392,657	5.50%, 04/25/2037	454,630
2,231,188	5.50%, 11/25/2040(5)	322,395
1,511,889	5.50%, 06/25/2042(5)	312,645
1,895,033	5.50%, 08/25/2044(5)	363,146
239	6.00%, 03/01/2022	240
268,970	6.00%, 12/01/2032	308,142
211,410	6.00%, 01/01/2033	241,680
41,089	6.00%, 02/01/2033	46,131
352,854	6.00%, 03/01/2033	411,789
563,739	6.00%, 02/01/2037	668,790
1,512,913	6.00%, 01/25/2042(5)	167,157
1,146,526	6.00%, 09/25/2047(5)	238,418
170	6.50%, 05/01/2031	190
823	6.50%, 09/01/2031	941
940	6.50%, 07/01/2032	1,061
913	7.00%, 07/01/2029	1,054
78	7.00%, 12/01/2030	81
277	7.00%, 02/01/2032	283
124	7.00%, 03/01/2032	145
1,555	7.00%, 09/01/2032	1,679
381	7.50%, 10/01/2022	393
1,043	7.50%, 06/01/2027	1,186
9,028	7.50%, 03/01/2030	10,184
7,033	7.50%, 04/01/2030	7,554
849	7.50%, 06/01/2030	977
1,297	7.50%, 07/01/2030	1,480

The accompanying notes are an integral part of these financial statements.

69

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 40.6% - (continued)
	Mortgage-Backed Agencies - 40.6% - (continued)
	FNMA - 4.6% - (continued)
$394	7.50%, 08/01/2030	$450
6,433	7.50%, 01/01/2031	6,568
12,645	7.50%, 05/01/2031	14,442
4,787	7.50%, 06/01/2031	4,876
1,014	7.50%, 08/01/2031	1,143
18,113	7.50%, 09/01/2031	18,390
147	7.50%, 05/01/2032	172

		108,653,044

	GNMA - 8.5%
894,055	1.75%, 09/20/2043	911,700
759,869	2.00%, 01/20/2042	777,375
870,623	2.50%, 12/16/2039	908,712
1,388,926	2.50%, 07/20/2041	1,443,119
5,980,256	2.50%, 05/20/2051	6,186,514
31,100,000	2.50%, 06/20/2051	32,268,538
22,115,000	2.50%, 07/21/2051(16)	22,891,617
469,197	3.00%, 09/20/2028(5)	29,554
4,971,098	3.00%, 05/20/2035(5)	333,901
408,395	3.00%, 02/16/2043(5)	55,495
2,682,131	3.00%, 03/15/2045	2,814,308
133,235	3.00%, 04/15/2045	139,797
1,794,278	3.00%, 07/15/2045	1,879,210
48,652	3.00%, 08/15/2045	51,057
932,640	3.00%, 10/20/2047	967,361
42,800,000	3.00%, 07/21/2051(16)	44,652,438
193,543	3.50%, 02/16/2027(5)	12,248
490,870	3.50%, 03/20/2027(5)	32,953
426,547	3.50%, 07/20/2040(5)	20,862
617,882	3.50%, 02/20/2041(5)	23,076
1,173,838	3.50%, 04/20/2042(5)	94,246
2,232,552	3.50%, 10/20/2042(5)	344,679
266,656	3.50%, 11/15/2042	289,110
6,966	3.50%, 12/15/2042	7,490
170,525	3.50%, 02/15/2043	183,359
9,623	3.50%, 03/15/2043	10,348
1,370,712	3.50%, 04/15/2043	1,474,071
3,065,841	3.50%, 05/15/2043	3,289,170
218,983	3.50%, 05/20/2043(5)	34,132
1,069,177	3.50%, 07/20/2043(5)	129,180
2,707,510	3.50%, 06/20/2046	2,879,242
688,102	3.50%, 07/20/2046	731,866
710,501	3.50%, 10/20/2046	757,279
2,798,423	3.50%, 02/20/2047	2,972,975
870,949	3.50%, 08/20/2047	922,998
619,554	3.50%, 11/20/2047	657,150
766,892	3.50%, 03/20/2048	811,433
2,628,010	3.50%, 07/20/2049	2,758,769
6,600,000	3.50%, 07/21/2051(16)	6,923,941
6,575,000	3.50%, 08/19/2051(16)	6,901,310
1,627,472	3.88%, 08/15/2042	1,808,293
130,443	4.00%, 12/16/2026(5)	7,281
1,957,470	4.00%, 05/20/2029(5)	115,395
2,584,638	4.00%, 07/20/2040	2,827,954
2,935,757	4.00%, 09/20/2040	3,212,008
4,550,544	4.00%, 10/20/2040	4,976,862
1,065,395	4.00%, 12/20/2040	1,170,578
278,001	4.00%, 05/16/2042(5)	34,588
415,560	4.00%, 03/20/2043(5)	69,322
191,016	4.00%, 01/20/2044(5)	35,579
1,462,414	4.00%, 01/16/2046(5)	301,115
1,453,728	4.00%, 03/20/2047(5)	180,836
736,278	4.00%, 11/20/2047	800,801
2,329,097	4.00%, 03/20/2048	2,499,312
6,376,417	4.00%, 07/20/2048	6,774,370

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 40.6% - (continued)
	Mortgage-Backed Agencies - 40.6% - (continued)
	GNMA - 8.5% - (continued)
$148,636	4.50%, 11/15/2039	$167,562
897,879	4.50%, 05/15/2040	1,013,454
2,936,718	4.50%, 05/20/2040	3,247,785
145,421	4.50%, 07/15/2041	162,225
689,717	4.50%, 04/20/2045(5)	134,565
2,644,455	4.50%, 08/20/2045(5)	510,199
268,827	4.50%, 01/20/2046	297,198
2,224,936	4.50%, 01/20/2047(5)	230,089
1,940,290	4.50%, 05/20/2048(5)	294,776
2,545,000	4.50%, 07/21/2051(16)	2,712,016
1,755,714	5.00%, 02/16/2040(5)	318,798
337,004	5.00%, 05/20/2040	381,827
864,944	5.00%, 06/15/2041	1,005,395
1,052,335	5.00%, 10/16/2041(5)	177,241
1,301,112	5.00%, 03/15/2044	1,512,906
380,496	5.00%, 01/16/2047(5)	70,275
4,400,000	5.00%, 07/21/2051(16)	4,961,063
350,605	5.50%, 03/15/2033	401,763
487,385	5.50%, 04/15/2033	562,150
565,024	5.50%, 05/15/2033	654,667
691,929	5.50%, 10/20/2034	811,913
1,476,243	5.50%, 03/20/2039(5)	213,040
1,255,619	5.50%, 02/16/2047(5)	215,143
768,893	5.50%, 02/20/2047(5)	140,877
848	6.00%, 12/15/2023	949
859	6.00%, 01/15/2029	965
749	6.00%, 04/15/2029	843
19,907	6.00%, 12/15/2031	22,342
611	6.00%, 10/15/2032	727
14,131	6.00%, 06/15/2033	16,796
525	6.00%, 03/15/2034	589
29,926	6.00%, 08/15/2034	35,265
52,859	6.00%, 09/15/2034	59,923
28,900	6.00%, 02/15/2035	34,253
204,373	6.00%, 12/15/2035	232,752
23,365	6.00%, 02/15/2036	26,192
117,146	6.00%, 03/15/2036	138,711
16,077	6.00%, 04/15/2036	18,016
50,620	6.00%, 05/15/2036	58,800
127,538	6.00%, 06/15/2036	149,760
42,375	6.00%, 07/15/2036	47,568
17,850	6.00%, 08/15/2036	20,074
111,717	6.00%, 02/15/2037	132,300
481	6.00%, 05/15/2037	563
223,033	6.00%, 06/15/2037	263,492
163,968	6.00%, 07/15/2037	192,763
35,692	6.00%, 08/15/2037	41,989
58,149	6.00%, 10/15/2037	69,034
30,638	6.00%, 11/15/2037	36,214
53,901	6.00%, 12/15/2037	63,865
120,747	6.00%, 01/15/2038	139,484
4,399	6.00%, 02/15/2038	4,950
10,470	6.00%, 05/15/2038	11,819
3,544	6.00%, 06/15/2038	4,208
20,581	6.00%, 08/15/2038	23,989
79,481	6.00%, 09/15/2038	90,998
83,520	6.00%, 10/15/2038	96,726
152,983	6.00%, 11/15/2038	177,990
29,049	6.00%, 12/15/2038	33,455
873	6.00%, 01/15/2039	1,008
33,851	6.00%, 08/15/2039	38,450
40,852	6.00%, 11/15/2039	47,485
12,985	6.00%, 02/15/2040	14,556
519,951	6.00%, 06/15/2040	613,408

The accompanying notes are an integral part of these financial statements.

70

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 40.6% - (continued)
	Mortgage-Backed Agencies - 40.6% - (continued)
	GNMA - 8.5% - (continued)
$100,261	6.00%, 07/15/2040	$119,212
1,209,103	6.00%, 09/20/2040(5)	201,388
527,664	6.00%, 06/15/2041	624,458
1,151,433	6.00%, 02/20/2046(5)	201,838
17,982	6.50%, 06/15/2028	20,054
393	6.50%, 07/15/2028	438
1,334	6.50%, 08/15/2028	1,488
11,104	6.50%, 09/15/2028	12,382
698	6.50%, 10/15/2028	778
1,108	6.50%, 11/15/2028	1,236
3,994	6.50%, 12/15/2028	4,454
1,413	6.50%, 01/15/2029	1,576
13,180	6.50%, 02/15/2029	14,698
104,493	6.50%, 03/15/2029	116,534
23,589	6.50%, 04/15/2029	26,307
7,926	6.50%, 05/15/2029	8,840
116,408	6.50%, 06/15/2029	129,822
4,614	6.50%, 07/15/2029	5,146
116	6.50%, 03/15/2031	129
153,537	6.50%, 04/15/2031	171,290
32,041	6.50%, 05/15/2031	36,959
6,236	6.50%, 06/15/2031	7,029
146,920	6.50%, 07/15/2031	164,243
39,450	6.50%, 08/15/2031	43,997
87,373	6.50%, 09/15/2031	97,442
93,164	6.50%, 10/15/2031	103,900
220,634	6.50%, 11/15/2031	246,061
41,201	6.50%, 12/15/2031	45,948
143,497	6.50%, 01/15/2032	160,108
32,716	6.50%, 02/15/2032	37,868
31,234	6.50%, 03/15/2032	34,834
136,095	6.50%, 04/15/2032	155,272
583	6.50%, 05/15/2032	653
15,314	6.50%, 06/15/2032	17,079
1,162	7.00%, 06/20/2030	1,178
459	7.00%, 02/15/2031	515
162	7.00%, 06/15/2031	175
97	7.00%, 08/15/2031	109
377	8.50%, 11/15/2024	379

		199,362,892

	UMBS - 23.9%
9,235,000	0.00%, 08/17/2036(16)	9,622,826
2,480,000	1.50%, 07/14/2051(16)	2,433,016
9,600,000	2.00%, 07/19/2036(16)	9,904,961
175,531,000	2.00%, 07/14/2051(16)	177,471,441
156,030,000	2.00%, 08/12/2051(16)	157,444,022
9,240,000	2.50%, 07/19/2036(16)	9,634,866
32,456,000	2.50%, 07/14/2051(16)	33,590,692
47,050,000	2.50%, 08/12/2051(16)	48,601,180
7,626,000	3.00%, 07/19/2036(16)	8,014,221
33,702,000	3.00%, 07/14/2051(16)	35,138,284
33,695,000	3.00%, 08/12/2051(16)	35,108,611
9,475,000	3.50%, 07/14/2051(16)	9,975,583
13,200,000	4.00%, 07/14/2051(16)	14,059,547
10,920,000	4.50%, 07/14/2051(16)	11,755,636

		562,754,886

	Total U.S. Government Agencies (cost $945,010,588)	$954,704,754

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.2%
	U.S. Treasury Securities - 18.2%
	U.S. Treasury Bonds - 11.0%
$8,709,829	0.88%, 02/15/2047(17)	$11,219,462
1,965,046	1.00%, 02/15/2048(17)(18)	2,624,206
4,005,000	1.25%, 05/15/2050	3,272,367
1,490,000	1.88%, 02/15/2041	1,460,200
7,650,000	1.88%, 02/15/2051	7,308,141
34,785,000	2.25%, 05/15/2041	36,230,751
7,090,000	2.25%, 08/15/2046	7,335,657
10,965,000	2.38%, 05/15/2051	11,717,130
78,145,000	2.88%, 08/15/2045	90,394,839
6,175,000	3.00%, 02/15/2047	7,338,843
20,715,000	3.13%, 08/15/2044(18)(19)	24,876,611
26,860,000	3.38%, 05/15/2044(18)(20)	33,513,096
16,575,000	3.75%, 11/15/2043	21,770,227

		259,061,530

	U.S. Treasury Notes - 7.2%
9,810,000	0.38%, 04/15/2024	9,797,738
5,769,353	0.38%, 01/15/2027(17)(18)	6,386,629
97,135,000	0.63%, 05/15/2030(18)	90,870,551
13,360,000	0.63%, 08/15/2030	12,456,634
20,360,000	0.88%, 11/15/2030(18)	19,376,994
1,596,775	1.00%, 02/15/2049(17)	2,152,943
27,385,000	1.63%, 05/15/2031	27,838,564

		168,880,053

	Total U.S. Government Securities (cost $446,362,536)	$427,941,583

COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(21)(22)(23)	$41,380
6,767	Foresight Energy LLC(21)(22)(23)	60,906
206,275,142	KCA Deutag(21)(22)(23)	—
30,559	Philadelphia Energy Solutions Class A(21)(22)(23)	—

		102,286

	Total Common Stocks (cost $3,317,134)	$102,286

PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(2)	$2,210,612

	Total Preferred Stocks (cost $1,591,820)	$2,210,612

WARRANTS - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 03/30/2023(21)(22)	$184

	Total Warrants (cost $1,339)	$184

	Total Long-Term Investments (cost $2,956,950,207)	$2,988,026,759

The accompanying notes are an integral part of these financial statements.

71

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.2%
26,464,749	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $26,464,764; collateralized by U.S. Government Bond at 4.375%, maturing 11/15/2030, with a market value of $26,994,114	$26,464,749

	Securities Lending Collateral - 0.3%
1,155,328	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(24)	1,155,328
5,990,816	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(24)	5,990,816
304,191	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(24)	304,191

		7,450,335

	Total Short-Term Investments (cost $33,915,084)	$33,915,084

Total Investments Excluding Purchased Options (cost $2,990,865,291)	128.5%	$3,021,941,843

Total Purchased Options (cost $2,626,157)	0.0%	$866,055

Total Investments (cost $2,993,491,448)	128.5%	$3,022,807,898
Other Assets and Liabilities	(28.5)%	(670,653,910)

Total Net Assets	100.0%	$2,352,153,988

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $677,541,038, representing 28.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2021. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $39,363,323, representing 1.7% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2021.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(13)	This security, or a portion of this security, has unfunded loan commitments. As of June 30, 2021, the aggregate value of the unfunded commitment was $130,945, which rounds to 0.0% of total net assets.

(14)	Securities disclosed are principal-only strips.

(15)	Security is a zero-coupon bond.

(16)	Represents or includes a TBA transaction.

(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of June 30, 2021, the market value of securities pledged was $8,102,208.

(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2021, the market value of securities pledged was $8,406,289.

(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2021, the market value of securities pledged was $15,658,576.

(21)	Investment valued using significant unobservable inputs.

(22)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2021, the aggregate fair value of these securities was $102,470, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

72

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

(23)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $102,286 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources - Marcellus LLC Class A	64,657	$203,670	$41,380
08/2020	Foresight Energy LLC	6,767	52,902	60,906
03/2011	KCA Deutag	206,275,142	2,795,441	—
08/2018	Philadelphia Energy Solutions Class A	30,559	265,121	—

			$3,317,134	$102,286

(24)	Current yield as of period end.

OTC Swaptions Outstanding at June 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	2.20%	Receive	03/14/2022	USD	73,850,000	$424,502	$1,316,376	$(891,874)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Receive	03/14/2022	USD	76,820,000	441,553	1,309,781	(868,228)

Total purchased OTC swaptions							$866,055	$2,626,157	$(1,760,102)

OTC Swaptions Outstanding at June 30, 2021
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Receive	03/14/2022	USD	(76,820,000)	$(443,513)	$(768,200)	$324,687
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	1.50%	Receive	03/14/2022	USD	(73,850,000)	(426,392)	(812,350)	385,958

Total written OTC swaptions							$(869,905)	$(1,580,550)	$710,645

*	Swaptions with forward premiums.

Futures Contracts Outstanding at June 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-OAT Future	225	09/08/2021	$42,430,883	$159,962
U.S. Treasury 2-Year Note Future	641	09/30/2021	141,225,320	(191,991)
U.S. Treasury 10-Year Note Future	678	09/21/2021	89,835,000	139,863
U.S. Treasury Ultra Bond Future	313	09/21/2021	60,311,187	1,652,080

Total				$1,759,914

The accompanying notes are an integral part of these financial statements.

73

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Futures Contracts Outstanding at June 30, 2021 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Australian 10-Year Bond Future	269	09/15/2021	$28,482,985	$(7,902)
Euro-BTP Future	232	09/08/2021	41,651,987	(279,504)
Euro-BUND Future	418	09/08/2021	85,553,034	(449,413)
Euro-BUXL 30-Year Bond Future	47	09/08/2021	11,326,617	(179,455)
Long Gilt Future	209	09/28/2021	37,034,952	(233,268)
U.S. Treasury 5-Year Note Future	1,355	09/30/2021	167,247,227	403,340
U.S. Treasury 10-Year Ultra Future	1,432	09/21/2021	210,794,875	(3,027,173)
U.S. Treasury Long Bond Future	438	09/21/2021	70,408,500	(1,848,281)

Total				$(5,621,656)

Total futures contracts				$(3,861,742)

TBA Sale Commitments Outstanding at June 30, 2021
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 2.00%	$19,205,000	07/21/2051	$(19,575,597)	$(58,512)
GNMA, 4.00%	6,329,000	07/21/2051	(6,683,028)	39,556
UMBS, 1.50%	19,415,000	07/19/2036	(19,656,345)	33,957
UMBS, 5.00%	2,509,500	07/14/2051	(2,755,389)	3,698
UMBS, 5.50%	13,400,000	07/14/2051	(14,942,240)	(26,365)
UMBS, 6.00%	3,300,000	07/14/2051	(3,703,008)	14,648

Total (proceeds receivable $67,322,589)			$(67,315,607)	$6,982

At June 30, 2021, the aggregate market value of TBA Sale Commitments represents (2.9)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at June 30, 2021
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,290,593	(0.09%)	08/25/2037	Monthly	$230,182	$—	$51,507	$(178,675)
ABX.HE.AAA.07	CSFB	USD	3,137,179	(0.09%)	08/25/2037	Monthly	643,356	—	125,196	(518,160)
ABX.HE.PENAAA.06	MSC	USD	392,394	(0.11%)	05/25/2046	Monthly	37,536	—	35,271	(2,265)
ABX.HE.PENAAA.06	JPM	USD	895,806	(0.11%)	05/25/2046	Monthly	85,488	—	80,519	(4,969)
ABX.HE.PENAAA.06	GSC	USD	367,698	(0.11%)	05/25/2046	Monthly	89,840	—	33,051	(56,789)

Total							$1,086,402	$—	$325,544	$(760,858)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,290,593	0.09%	08/25/2037	Monthly	$10,317	$—	$(51,504)	$(61,821)
ABX.HE.AAA.07	MSC	USD	3,137,177	0.09%	08/25/2037	Monthly	25,249	—	(125,196)	(150,445)
ABX.HE.PENAAA.06	BCLY	USD	1,655,903	0.11%	05/25/2046	Monthly	—	(39,175)	(150,555)	(111,380)
CMBX.NA.BB.8	GSC	USD	231,670	5.00%	10/17/2057	Monthly	—	(24,098)	(82,994)	(58,896)
CMBX.NA.BB.8	DEUT	USD	1,404,500	5.00%	10/17/2057	Monthly	—	(316,835)	(503,149)	(186,314)
CMBX.NA.BB.8	CSFB	USD	2,419,987	5.00%	10/17/2057	Monthly	—	(607,001)	(866,938)	(259,937)
CMBX.NA.BB.8	GSC	USD	3,325,431	5.00%	10/17/2057	Monthly	—	(746,855)	(1,191,305)	(444,450)
CMBX.NA.BB.8	MSC	USD	4,906,580	5.00%	10/17/2057	Monthly	—	(1,230,790)	(1,757,737)	(526,947)
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/2063	Monthly	—	(67,549)	(128,035)	(60,486)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/2063	Monthly	—	(37,212)	(122,755)	(85,543)
CMBX.NA.BBB-.6	CSFB	USD	920,000	3.00%	05/11/2063	Monthly	—	(119,608)	(242,870)	(123,262)
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/2063	Monthly	—	(281,942)	(712,558)	(430,616)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/2063	Monthly	—	(585,037)	(1,120,633)	(535,596)

Total							$35,566	$(4,056,102)	$(7,056,229)	$(3,035,693)

Total OTC credit default swap contracts							$1,121,968	$(4,056,102)	$(6,730,685)	$(3,796,551)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

74

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2021
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.36.V1	USD	14,780,000	(5.00%)	06/20/2026	Quarterly	$(1,469,931)	$(1,527,399)	$(57,468)

Credit default swaps on indices:
Sell protection:
CDX.EM.35.V1	USD	17,030,000	1.00%	06/20/2026	Quarterly	$(596,465)	$(443,259)	$153,206
CDX.NA.IG.36.V1	USD	4,395,000	1.00%	06/20/2026	Quarterly	92,087	112,671	20,584

Total						$(504,378)	$(330,588)	$173,790

Credit default swaps on single-name issues:
Sell protection:
Colombia Republic BBB-	USD	11,785,000	1.00%	06/20/2026	Quarterly	$(150,552)	$(202,980)	$(52,428)
Indonesia Republic BBB	USD	5,745,000	1.00%	06/20/2026	Quarterly	29,812	72,723	42,911
Panama Republic BBB	USD	3,230,000	1.00%	06/20/2026	Quarterly	26,123	53,996	27,873
Peruvian Gov International Bond BBB+	USD	5,755,000	1.00%	06/20/2026	Quarterly	38,967	50,959	11,992
Republic of Brazil BB-	USD	1,925,000	1.00%	06/20/2026	Quarterly	(59,414)	(59,354)	60
Russian Federation BBB-	USD	1,860,000	1.00%	06/20/2026	Quarterly	4,487	15,663	11,176
United Mexican States BBB	USD	2,090,000	1.00%	06/20/2026	Quarterly	2,098	6,726	4,628

Total						$(108,479)	$(62,267)	$46,212

Total centrally cleared credit default swap contracts						$(2,082,788)	$(1,920,254)	$162,534

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
0.07% Fixed	12 Mo. USD SOFR	USD	18,225,000	08/12/2025	Annual	$—	$(1,749)	$386,196	$387,945

Foreign Currency Contracts Outstanding at June 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,108,229	USD	4,005,000	AUD	MSC	09/15/2021	$103,697	$—
5,109,897	USD	26,085,000	BRL	CBK	09/15/2021	—	(85,154)
5,239,413	USD	4,382,704	EUR	BNP	07/30/2021	39,290	—
61,763,509	USD	50,707,000	EUR	CBK	09/15/2021	1,542,355	—
1,769,496	USD	1,451,000	EUR	JPM	09/15/2021	46,245	—
1,606,567	USD	1,317,000	EUR	MSC	09/15/2021	42,459	—
1,266,070	USD	1,042,000	EUR	BOA	09/15/2021	28,559	—
11,149,383	USD	222,700,000	MXN	BCLY	09/15/2021	85,303	—
4,652,807	USD	343,540,000	RUB	GSC	09/15/2021	10,422	—

Total Foreign Currency Contracts						$1,898,330	$(85,154)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

75

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$538,314,986	$—	$538,314,986	$—
Corporate Bonds	782,628,898	—	782,628,898	—
Foreign Government Obligations	147,938,659	—	147,938,659	—
Municipal Bonds	29,227,552	—	29,227,552	—
Senior Floating Rate Interests	104,957,245	—	104,957,245	—
U.S. Government Agencies	954,704,754	—	954,704,754	—
U.S. Government Securities	427,941,583	—	427,941,583	—
Common Stocks
Energy	102,286	—	—	102,286
Preferred Stocks	2,210,612	2,210,612	—	—
Warrants	184	—	—	184
Short-Term Investments	33,915,084	7,450,335	26,464,749	—
Purchased Options	866,055	—	866,055	—
Foreign Currency Contracts(2)	1,898,330	—	1,898,330	—
Futures Contracts(2)	2,355,245	2,355,245	—	—
Swaps - Credit Default(2)	272,430	—	272,430	—
Swaps - Interest Rate(2)	387,945	—	387,945	—

Total	$3,027,721,848	$12,016,192	$3,015,603,186	$102,470

Liabilities
Foreign Currency Contracts(2)	$(85,154)	$—	$(85,154)	$—
Futures Contracts(2)	(6,216,987)	(6,216,987)	—	—
Swaps - Credit Default(2)	(3,906,447)	—	(3,906,447)	—
TBA Sale Commitments	(67,315,607)	—	(67,315,607)	—
Written Options	(869,905)	—	(869,905)	—

Total	$(78,394,100)	$(6,216,987)	$(72,177,113)	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

76

Hartford Ultrashort Bond HLS Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.4%
	Asset-Backed - Automobile - 19.5%
	American Credit Acceptance Receivables Trust
$2,359,989	0.35%, 05/13/2024(1)	$2,360,676
1,237,424	0.37%, 10/15/2024(1)	1,238,185
398,038	0.62%, 10/13/2023(1)	398,276
9,131	1.89%, 04/13/2023(1)	9,137
	AmeriCredit Automobile Receivables Trust
1,230,000	0.26%, 11/18/2024	1,231,238
740,000	0.28%, 06/18/2024	740,328
3,631,683	0.42%, 03/18/2024	3,634,838
1,301,382	2.06%, 04/18/2024	1,312,907
1,191,801	2.97%, 11/20/2023	1,199,779
	ARI Fleet Lease Trust
625,000	0.37%, 03/15/2030(1)	624,655
389,147	1.77%, 08/15/2028(1)	391,451
827,732	2.28%, 04/15/2026(1)	829,309
430,480	Canadian Pacer Auto Receivables Trust 1.77%, 11/21/2022(1)	431,617
	CarMax Auto Owner Trust
2,745,000	0.22%, 02/15/2024	2,745,879
936,337	0.49%, 06/15/2023	937,154
240,299	2.01%, 03/15/2023	240,780
2,603,087	3.05%, 03/15/2024	2,642,996
	Carvana Auto Receivables Trust
1,915,000	0.28%, 03/11/2024	1,915,024
2,726,000	0.30%, 07/10/2024	2,725,998
855,000	0.32%, 03/10/2028	854,788
1,457,043	0.70%, 01/10/2028	1,458,596
	Chesapeake Funding LLC
1,263,357	0.30%, 04/15/2033, 1 mo. USD LIBOR + 0.230%(1)(2)	1,263,357
443,208	0.44%, 08/15/2030, 1 mo. USD LIBOR + 0.370%(1)(2)	443,487
1,034,480	0.87%, 08/16/2032(1)	1,039,965
1,324,822	1.95%, 09/15/2031(1)	1,339,683
1,787,214	2.94%, 04/15/2031(1)	1,802,720
179,726	3.04%, 04/15/2030(1)	179,961
405,331	3.39%, 01/15/2031(1)	413,713
	CPS Auto Receivables Trust
1,373,857	0.35%, 01/16/2024(1)	1,374,002
1,213,712	0.37%, 03/17/2025(1)	1,214,384
553,888	0.63%, 03/15/2024(1)	554,303
91,198	2.09%, 05/15/2023(1)	91,262
3,850,000	Credit Acceptance Auto Loan Trust 2.38%, 11/15/2028(1)	3,923,691
	Drive Auto Receivables Trust
2,270,000	0.36%, 12/15/2023	2,271,103
84,696	0.85%, 07/17/2023	84,728
410,854	2.02%, 11/15/2023	411,533
	DT Auto Owner Trust
2,069,073	0.35%, 01/15/2025(1)	2,070,785
1,951,977	0.41%, 03/17/2025(1)	1,953,578
146,965	1.94%, 09/15/2023(1)	147,358
	Enterprise Fleet Financing LLC
1,409,635	1.78%, 12/22/2025(1)	1,428,320
3,286,560	2.06%, 05/20/2025(1)	3,330,383
906,208	2.29%, 02/20/2025(1)	918,779
491,248	2.98%, 10/20/2024(1)	495,034
58,411	3.14%, 02/20/2024(1)	58,557
96,299	3.38%, 05/20/2024(1)	96,771
685,000	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	684,942
	Exeter Automobile Receivables Trust
1,185,000	0.30%, 10/15/2024	1,184,544
2,620,000	0.34%, 03/15/2024	2,621,344

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.4% - (continued)
	Asset-Backed - Automobile - 19.5% - (continued)
	First Investors Auto Owner Trust
$1,646,255	0.45%, 03/16/2026(1)	$1,647,965
422,116	2.21%, 09/16/2024(1)	425,101
94,454	2.89%, 03/15/2024(1)	94,874
	Flagship Credit Auto Trust
2,570,326	0.31%, 06/16/2025(1)	2,569,959
3,327,829	0.37%, 12/15/2026(1)	3,326,647
3,389,660	0.53%, 04/15/2025(1)	3,396,188
305,752	0.70%, 04/15/2025(1)	306,563
623,193	1.90%, 08/15/2024(1)	629,138
327,659	2.17%, 06/17/2024(1)	330,161
525,027	2.33%, 02/15/2024(1)	528,621
306,810	2.83%, 10/16/2023(1)	308,772
124,729	3.11%, 08/15/2023(1)	125,280
27,752	3.41%, 05/15/2023(1)	27,788
	Ford Credit Auto Lease Trust
1,963,766	0.50%, 12/15/2022	1,965,128
71,732	1.80%, 07/15/2022	71,772
119,018	2.98%, 06/15/2022	119,141
	Ford Credit Auto Owner Trust
1,925,000	0.17%, 10/15/2023	1,924,759
2,211,238	0.25%, 09/15/2023	2,212,080
1,500,000	2.36%, 03/15/2029(1)	1,522,283
3,010,000	Foursight Capital Automobile Receivables Trust 0.40%, 08/15/2024(1)	3,011,953
	GLS Auto Receivables Issuer Trust
1,645,000	0.31%, 11/15/2024(1)	1,644,621
3,436,121	0.34%, 05/15/2024(1)	3,437,326
1,551,651	0.52%, 02/15/2024(1)	1,553,101
	GM Financial Automobile Leasing Trust
394,211	0.71%, 10/20/2022	394,912
452,821	2.03%, 06/20/2022	453,928
	GM Financial Consumer Automobile Receivables Trust
2,259,948	0.23%, 11/16/2023	2,260,863
1,500,000	0.27%, 06/17/2024	1,500,944
3,453	1.83%, 01/17/2023	3,455
	GM Financial Leasing Trust
965,000	0.17%, 04/20/2023	964,972
895,000	0.22%, 07/20/2023	894,933
194,863	Honda Auto Receivables Owner Trust 0.74%, 11/15/2022	195,104
	Hyundai Auto Lease Securitization Trust
2,141,916	0.25%, 04/17/2023(1)	2,142,312
89,840	1.90%, 05/16/2022(1)	89,900
	Hyundai Auto Receivables Trust
905,000	0.23%, 02/15/2024	905,118
1,775,043	0.26%, 09/15/2023	1,775,923
1,880,068	0.38%, 03/15/2023	1,881,127
	Mercedes-Benz Auto Lease Trust
2,290,000	0.22%, 01/16/2024	2,289,402
19,048	1.82%, 03/15/2022	19,062
2,204,870	Nissan Auto Lease Trust 0.34%, 12/15/2022	2,206,558
82,041	Nissan Auto Receivables Owner Trust 1.97%, 09/15/2022	82,097
1,040,000	PFS Financing Corp. 1.21%, 06/15/2024(1)	1,048,638
2,565,332	Prestige Auto Receivables Trust 0.52%, 02/15/2024(1)	2,567,043
	Santander Consumer Auto Receivables Trust
1,800,386	0.23%, 11/15/2023(1)	1,800,650
729,780	0.38%, 02/15/2023(1)	730,011
	Santander Drive Auto Receivables Trust
930,000	0.28%, 04/15/2024	930,035
585,000	0.34%, 02/18/2025	584,888

The accompanying notes are an integral part of these financial statements.

77

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.4% - (continued)
	Asset-Backed - Automobile - 19.5% - (continued)
	Santander Drive Auto Receivables Trust
$2,735,175	0.42%, 09/15/2023	$2,736,136
364,258	0.46%, 09/15/2023	364,369
128,285	0.62%, 05/15/2023	128,309
	Santander Retail Auto Lease Trust
1,960,000	0.31%, 01/22/2024(1)	1,958,881
2,565,000	0.32%, 02/20/2024(1)	2,565,605
2,465,752	0.42%, 11/20/2023(1)	2,469,995
786,015	Securitized Term Auto Receivables Trust 2.99%, 02/27/2023(1)	793,462
1,780,000	Tesla Auto Lease Trust 0.36%, 03/20/2025(1)	1,780,856
	Toyota Auto Receivables Owner Trust
2,807,104	0.23%, 05/15/2023	2,807,886
1,239,732	0.36%, 02/15/2023	1,240,453
	United Auto Credit Securitization Trust
927,197	0.34%, 07/10/2023(1)	927,276
3,897	0.85%, 05/10/2022(1)	3,897
1,413,957	Volkswagen Auto Lease Trust 1.99%, 11/21/2022	1,422,743
256,922	Volkswagen Auto Loan Enhanced Trust 0.93%, 12/20/2022	257,230
	Westlake Automobile Receivables Trust
1,830,000	0.32%, 04/15/2025(1)	1,830,124
3,740,000	0.39%, 10/15/2024(1)	3,743,400
1,724,714	0.93%, 02/15/2024(1)	1,729,182
187,516	2.15%, 02/15/2023(1)	187,881
758,947	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	760,137
785,334	World Omni Auto Receivables Trust 0.55%, 07/17/2023	786,151
94,800	World Omni Select Auto Trust 2.06%, 08/15/2023	94,862

		144,811,829

	Asset-Backed - Credit Card - 0.6%
1,150,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(1)	1,172,973
	HPEFS Equipment Trust
1,465,000	0.30%, 09/20/2028(1)	1,464,216
341,606	1.73%, 02/20/2030(1)	342,821
1,355,000	Trillium Credit Card Trust 0.47%, 12/26/2024, 1 mo. USD LIBOR + 0.370%(1)(2)	1,357,432

		4,337,442

	Asset-Backed - Finance & Insurance - 7.2%
1,538,512	American Credit Acceptance Receivables Trust 0.53%, 03/13/2024(1)	1,540,024
1,617,863	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	1,645,608
840,058	BRAVO Residential Funding Trust 0.94%, 02/25/2049(1)(3)	839,808
681,804	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	706,971
	CarMax Auto Owner Trust
378,039	1.75%, 01/17/2023	378,643
1,326,760	2.33%, 05/15/2023	1,334,133
	CNH Equipment Trust
184,652	1.08%, 07/17/2023	184,966
290,649	1.99%, 03/15/2023	290,885
3,455,000	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	3,514,489
	DLL LLC
3,915,000	0.36%, 05/17/2024(1)	3,916,022
483,322	2.89%, 04/20/2023(1)	487,369

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.4% - (continued)
	Asset-Backed - Finance & Insurance - 7.2% - (continued)
$1,590,000	Donlen Fleet Lease Funding LLC 0.56%, 12/11/2034(1)	$1,591,757
	Ellington Financial Mortgage Trust
717,972	0.93%, 06/25/2066(1)(3)	716,274
174,439	2.74%, 11/25/2059(1)(3)	177,482
825,145	FCI Funding LLC 1.13%, 04/15/2033(1)	826,105
464,000	GM Financial Automobile Leasing Trust 0.45%, 08/21/2023	464,988
1,635,642	GM Financial Consumer Automobile Receivables Trust 0.26%, 11/16/2023	1,636,294
742,000	GMF Floorplan Owner Revolving Trust 2.70%, 04/15/2024(1)	756,422
737,616	GreatAmerica Leasing Receivables Funding LLC 1.76%, 06/15/2022(1)	740,555
	HPEFS Equipment Trust
2,619,958	0.65%, 07/22/2030(1)	2,623,196
461,139	2.21%, 09/20/2029(1)	462,548
1,279,190	Hyundai Auto Receivables Trust 1.51%, 04/17/2023	1,283,881
657,312	John Deere Owner Trust 0.41%, 03/15/2023	657,698
	Kubota Credit Owner Trust
1,900,000	0.31%, 04/15/2024(1)	1,900,089
661,120	0.41%, 06/15/2023(1)	661,609
39,558	2.49%, 06/15/2022(1)	39,594
	Marlette Funding Trust
674,719	0.60%, 06/16/2031(1)	675,110
68,960	2.24%, 03/15/2030(1)	69,080
	MMAF Equipment Finance LLC
1,110,000	0.30%, 04/15/2024(1)	1,110,336
258,740	2.07%, 10/12/2022(1)	260,088
508,380	New York City, NY Tax Lien 2.19%, 11/10/2032(1)	508,285
361,998	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(3)	367,185
	SoFi Consumer Loan Program Trust
410,723	2.45%, 08/25/2028(1)	413,239
251,558	2.90%, 05/25/2028(1)	252,871
382,922	Tesla Auto Lease Trust 0.55%, 05/22/2023(1)	383,470
475,924	Toyota Auto Receivables Owner Trust 1.38%, 12/15/2022	477,025
	Verizon Owner Trust
4,000,000	0.41%, 04/21/2025	4,006,269
2,359,000	2.33%, 12/20/2023	2,384,927
243,575	2.93%, 09/20/2023	246,480
312,356	3.23%, 04/20/2023	314,505
5,330,000	Volkswagen Auto Lease Trust 0.27%, 04/20/2023	5,333,653
	Volvo Financial Equipment LLC
137,884	2.02%, 08/15/2022(1)	138,132
835,000	2.04%, 11/15/2023(1)	844,921
5,554,797	Westlake Automobile Receivables Trust 0.56%, 05/15/2024(1)	5,564,731
816,329	World Omni Automobile Lease Securitization Trust 0.32%, 09/15/2023	816,860

		53,544,577

	Commercial Mortgage-Backed Securities - 0.1%
785,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 08/15/2045	807,095

The accompanying notes are an integral part of these financial statements.

78

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.4% - (continued)
	Diversified Financial Services - 0.4%
$2,981,000	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	$2,978,964

	Other Asset-Backed Securities - 3.4%
1,710,000	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	1,709,965
	CarMax Auto Owner Trust
3,302,848	0.31%, 01/16/2024	3,305,120
984,044	2.18%, 08/15/2024	998,335
2,552,556	Carvana Auto Receivables Trust 0.28%, 11/08/2023	2,553,418
1,110,000	CCG Receivables Trust 0.30%, 06/14/2027(1)	1,108,431
1,650,000	Crossroads Asset Trust 0.82%, 03/20/2024(1)	1,651,289
1,045,000	Dell Equipment Finance Trust 0.33%, 05/22/2026(1)	1,045,942
3,555,000	GreatAmerica Leasing Receivables Funding LLC 0.27%, 06/15/2023(1)	3,555,084
1,220,000	HPEFS Equipment Trust 0.27%, 03/20/2031(1)	1,220,254
174,572	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(3)	174,832
	SCF Equipment Leasing
3,500,000	0.42%, 08/20/2026(1)	3,500,087
1,262,830	0.68%, 10/20/2025(1)	1,265,148
407,700	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	411,050
	Towd Point Mortgage Trust
573,136	0.69%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	573,164
1,029,612	2.75%, 06/25/2057(1)(3)	1,058,623
78,611	Transportation Finance Equipment Trust 1.90%, 01/24/2022(1)	78,702
729,119	Verus Securitization Trust 2.64%, 11/25/2059(1)(4)	741,308

		24,950,752

	Whole Loan Collateral CMO - 1.2%
593,584	Angel Oak Mortgage Trust LLC 2.99%, 07/26/2049(1)(3)	598,506
823,751	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	838,957
	COLT Mortgage Loan Trust
1,488,333	1.33%, 10/26/2065(1)(3)	1,491,510
492,798	1.51%, 04/27/2065(1)(3)	494,701
958,088	MFA Trust 1.01%, 01/26/2065(1)(3)	958,770
737,583	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	789,098
68,431	OBX Trust 0.74%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	68,484
485,539	RMF Buyout Issuance Trust 2.16%, 02/25/2030(1)(3)	485,973
108,030	Sequoia Mortgage Trust 3.50%, 02/25/2050(1)(3)	108,409
	Starwood Mortgage Residential Trust
802,366	0.94%, 05/25/2065(1)(3)	806,157
637,064	2.28%, 02/25/2050(1)(3)	644,195
	Verus Securitization Trust
853,897	2.69%, 11/25/2059(1)(3)	869,649
452,717	2.78%, 07/25/2059(1)(4)	458,401

		8,612,810

	Total Asset & Commercial Mortgage-Backed Securities (cost $239,769,075)	$240,043,469

CORPORATE BONDS - 30.7%
	Agriculture - 0.1%
675,000	Cargill, Inc. 1.38%, 07/23/2023(1)	687,430

	Apparel - 0.2%
1,550,000	VF Corp. 2.05%, 04/23/2022	1,570,966

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.7% - (continued)
	Auto Manufacturers - 3.1%
	American Honda Finance Corp.
$2,000,000	0.31%, 01/21/2022, 3 mo. USD LIBOR + 0.120%(2)	$2,001,018
2,050,000	0.40%, 10/21/2022	2,052,115
	General Motors Financial Co., Inc.
2,000,000	3.45%, 04/10/2022	2,036,784
1,000,000	3.55%, 07/08/2022	1,032,101
1,250,000	Hyundai Capital America 1.14%, 07/08/2021, 3 mo. USD LIBOR + 0.940%(1)(2)	1,250,149
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	488,963
	Toyota Motor Credit Corp.
2,352,000	0.29%, 08/13/2021, 3 mo. USD LIBOR + 0.125%(2)	2,352,408
1,500,000	0.34%, 04/06/2023, 1 mo. USD SOFR + 0.320%(2)	1,502,985
2,000,000	0.35%, 01/11/2024, 3 mo. USD SOFR + 0.330%(2)(5)	2,006,384
1,650,000	0.35%, 10/14/2022	1,652,187
1,525,000	1.15%, 05/26/2022	1,538,035
	Volkswagen Group of America Finance LLC
1,600,000	0.75%, 11/23/2022(1)	1,606,044
750,000	3.13%, 05/12/2023(1)	783,080
2,275,000	4.00%, 11/12/2021(1)	2,306,668

		22,608,921

	Beverages - 0.3%
2,275,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(1)	2,270,321

	Biotechnology - 0.3%
2,250,000	Royalty Pharma plc 0.75%, 09/02/2023(1)	2,256,322

	Chemicals - 0.1%
430,000	International Flavors & Fragrances, Inc. 0.70%, 09/15/2022(1)	430,238

	Commercial Banks - 12.4%
	ABN Amro Bank N.V.
2,400,000	0.71%, 08/27/2021, 3 mo. USD LIBOR + 0.570%(1)(2)	2,401,992
2,450,000	3.40%, 08/27/2021(1)	2,462,098
	Bank of America Corp.
1,875,000	0.54%, 05/28/2024, 3 mo. USD BSBY3M + 0.430%(2)	1,876,144
1,525,000	0.72%, 04/22/2025, 1 mo. USD SOFR + 0.690%(2)	1,533,526
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 3 mo. USD SOFR + 0.740% thereafter)(6)	1,255,033
	Bank of New York Mellon Corp.
750,000	0.29%, 04/26/2024, 1 mo. USD SOFR + 0.260%(2)	751,429
640,000	1.95%, 08/23/2022	652,232
675,000	Barclays Bank plc 1.70%, 05/12/2022	682,658
3,000,000	BNP Paribas S.A. 0.56%, 08/07/2021, 3 mo. USD LIBOR + 0.390%(1)(2)	3,001,299
3,518,000	BPCE S.A. 3.00%, 05/22/2022(1)	3,601,569
	Canadian Imperial Bank of Commerce
900,000	0.85%, 03/17/2023, 3 mo. USD SOFR + 0.800%(2)	908,910
1,500,000	Capital One Financial Corp. 1.07%, 03/09/2022, 3 mo. USD LIBOR + 0.950%(2)	1,507,751
350,000	Capital One NA 2.15%, 09/06/2022	356,665
	Citigroup, Inc.
3,750,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(6)	3,773,470
2,300,000	2.70%, 10/27/2022	2,366,685
2,250,000	4.50%, 01/14/2022	2,301,207

The accompanying notes are an integral part of these financial statements.

79

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.7% - (continued)
	Commercial Banks - 12.4% - (continued)
$1,550,000	Cooperatieve Rabobank UA 0.32%, 01/12/2024, 3 mo. USD SOFR + 0.300%(2)	$1,554,043
	Credit Suisse AG
750,000	0.48%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	751,223
1,945,000	2.10%, 11/12/2021	1,958,295
1,550,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	1,574,497
	Danske Bank A/S
1,142,000	2.00%, 09/08/2021(1)	1,145,631
1,250,000	3.00%, 09/20/2022, (3.00% fixed rate until 09/20/2021; 3 mo. USD LIBOR + 1.249% thereafter)(1)(6)	1,256,100
1,285,000	5.00%, 01/12/2022(1)	1,314,790
2,000,000	Discover Bank 3.20%, 08/09/2021	2,001,293
705,000	Fifth Third Bank NA 1.80%, 01/30/2023(5)	720,348
	Goldman Sachs Group, Inc.
1,150,000	0.44%, 01/27/2023, 3 mo. USD SOFR + 0.410%(2)(5)	1,150,792
1,500,000	0.55%, 09/10/2024, 1 mo. USD SOFR + 0.500%(2)	1,498,527
1,765,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 3 mo. USD SOFR + 0.538% thereafter)(6)	1,765,383
525,000	Huntington National Bank 1.80%, 02/03/2023	536,303
	JP Morgan Chase & Co.
2,000,000	0.58%, 06/01/2025, 1 mo. USD SOFR + 0.535%(2)	2,001,155
1,900,000	0.63%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	1,910,195
	KeyBank NA
1,250,000	0.37%, 06/14/2024, 1 mo. USD SOFR + 0.320%(2)	1,251,883
2,000,000	0.39%, 01/03/2024, 3 mo. USD SOFR + 0.340%(2)	2,001,837
1,350,000	1.25%, 03/10/2023	1,369,719
1,150,000	Macquarie Bank Ltd. 0.44%, 12/16/2022(1)	1,150,633
1,724,000	Mitsubishi UFJ Financial Group, Inc. 3.54%, 07/26/2021	1,727,844
	Mizuho Financial Group, Inc.
1,100,000	0.78%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,106,439
2,762,000	2.95%, 02/28/2022	2,811,343
	Morgan Stanley
1,800,000	0.73%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	1,805,112
1,125,000	0.73%, 04/05/2024, (0.73% fixed rate until 04/05/2023; 1 mo. USD SOFR + 0.616% thereafter)(6)	1,127,261
2,300,000	2.63%, 11/17/2021	2,320,727
2,765,000	2.75%, 05/19/2022	2,826,582
1,025,000	4.88%, 11/01/2022	1,082,846
675,000	National Australia Bank Ltd. 1.88%, 12/13/2022	690,484
	National Bank of Canada
875,000	0.90%, 08/15/2023, (0.90% fixed rate until 08/15/2022; 12 mo. USD CMT + 0.770% thereafter)(2)(6)	879,734
1,290,000	NatWest Markets plc 0.56%, 08/12/2024, 1 mo. USD SOFR + 0.530%(1)(2)	1,294,452
875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	885,211
875,000	PNC Bank NA 0.48%, 02/24/2023, 3 mo. USD LIBOR + 0.325%(2)	876,634
1,925,000	Royal Bank of Canada 0.32%, 01/19/2024, 3 mo. USD SOFR + 0.300%(2)	1,926,983
	Standard Chartered plc
1,360,000	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(6)	1,365,599

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.7% - (continued)
	Commercial Banks - 12.4% - (continued)
$1,566,000	Synchrony Bank 3.00%, 06/15/2022	$1,601,255
	Toronto-Dominion Bank
2,700,000	0.26%, 01/06/2023, 3 mo. USD SOFR + 0.240%(2)	2,701,964
750,000	0.50%, 09/28/2023, 3 mo. USD SOFR + 0.450%(2)(5)	754,573
675,000	0.51%, 01/27/2023, 3 mo. USD SOFR + 0.480%(2)	678,492
1,500,000	Truist Financial Corp. 0.45%, 06/09/2025, 1 mo. USD SOFR + 0.400%(2)	1,499,400
1,875,000	UBS AG 0.36%, 06/01/2023, 1 mo. USD SOFR + 0.320%(1)(2)(5)	1,878,656
3,425,000	UBS Group AG 2.65%, 02/01/2022(1)	3,473,310

		91,660,216

	Commercial Services - 0.1%
915,000	Equifax, Inc. 1.03%, 08/15/2021, 3 mo. USD LIBOR + 0.870%(2)	915,813

	Construction Materials - 0.1%
1,030,000	Martin Marietta Materials, Inc. 0.65%, 07/15/2023	1,032,266

	Diversified Financial Services - 2.2%
785,000	AIG Global Funding 0.80%, 07/07/2023(1)	790,219
1,700,000	American Express Co. 0.78%, 11/05/2021, 3 mo. USD LIBOR + 0.600%(2)	1,702,579
994,082	DT Auto Owner Trust 0.54%, 04/15/2024(1)	995,326
53,111	Exeter Automobile Receivables Trust 0.46%, 10/17/2022	53,117
988,762	GM Financial Automobile Leasing Trust 0.35%, 11/21/2022	989,358
1,118,372	GM Financial Consumer Automobile Receivables Trust 0.35%, 07/17/2023	1,119,050
1,864,938	Honda Auto Receivables Owner Trust 0.27%, 02/21/2023	1,865,689
1,285,316	Hyundai Auto Lease Securitization Trust 0.36%, 01/17/2023(1)	1,286,250
1,575,000	Intercontinental Exchange, Inc. 0.77%, 06/15/2023, 3 mo. USD LIBOR + 0.650%(2)	1,573,110
229,432	Marlette Funding Trust 1.02%, 09/16/2030(1)	229,626
700,264	Mercedes-Benz Auto Lease Trust 0.31%, 02/15/2023	700,567
585,000	MMAF Equipment Finance LLC 0.38%, 08/14/2023(1)	585,579
805,000	Nasdaq, Inc. 0.45%, 12/21/2022	804,667
573,518	Volvo Financial Equipment LLC 0.37%, 04/17/2023(1)	573,991
1,838,702	World Omni Auto Receivables Trust 0.35%, 12/15/2023	1,839,909
936,546	World Omni Select Auto Trust 0.47%, 06/17/2024	937,277

		16,046,314

	Electric - 2.8%
3,175,000	CenterPoint Energy, Inc. 0.63%, 03/02/2023, 3 mo. USD LIBOR + 0.500%(2)	3,175,746
445,000	Consumers Energy Co. 0.35%, 06/01/2023	444,148
2,400,000	DTE Energy Co. 0.55%, 11/01/2022	2,404,209
825,000	Duke Energy Corp. 0.30%, 06/10/2023, 1 mo. USD SOFR + 0.250%(2)	825,643
2,275,000	Florida Power & Light Co. 0.28%, 05/10/2023, 1 mo. USD SOFR + 0.250%(2)	2,273,705
1,520,000	Mississippi Power Co. 0.35%, 06/28/2024, 1 mo. USD SOFR + 0.300%(2)	1,520,851
1,070,000	National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/2022	1,079,085

The accompanying notes are an integral part of these financial statements.

80

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.7% - (continued)
	Electric - 2.8% - (continued)
	NextEra Energy Capital Holdings, Inc.
$2,675,000	0.42%, 02/22/2023, 3 mo. USD LIBOR + 0.270%(2)	$2,675,467
1,085,000	0.58%, 03/01/2023, 3 mo. USD SOFR + 0.540%(2)	1,090,439
780,000	Oklahoma Gas and Electric Co. 0.55%, 05/26/2023	780,007
2,115,000	PPL Electric Utilities Corp. 0.38%, 06/24/2024, 1 mo. USD SOFR + 0.330%(2)	2,115,656
2,070,000	Southern California Edison Co. 0.40%, 12/03/2021, 3 mo. USD LIBOR + 0.270%(2)	2,070,621

		20,455,577

	Electronics - 0.3%
	Honeywell International, Inc.
1,000,000	0.48%, 08/19/2022	1,000,307
1,000,000	2.15%, 08/08/2022	1,019,007
295,000	Roper Technologies, Inc. 0.45%, 08/15/2022	295,174

		2,314,488

	Food - 0.6%
2,223,000	Campbell Soup Co. 2.50%, 08/02/2022	2,271,838
1,750,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(1)	1,786,070
750,000	Mondelez International, Inc. 0.63%, 07/01/2022	752,871

		4,810,779

	Gas - 0.4%
2,650,000	ONE Gas, Inc. 0.74%, 03/11/2023, 3 mo. USD LIBOR + 0.610%(2)	2,651,124

	Healthcare-Products - 0.2%
1,215,000	Stryker Corp. 0.60%, 12/01/2023	1,215,196

	Healthcare-Services - 0.1%
820,000	UnitedHealth Group, Inc. 0.55%, 05/15/2024	819,068

	Insurance - 2.2%
2,620,000	Athene Global Funding 0.74%, 05/24/2024, 1 mo. USD SOFR + 0.700%(1)(2)	2,641,143
	Brighthouse Financial Global Funding
1,625,000	0.78%, 04/12/2024, 1 mo. SOFRRATE + 0.760%(1)(2)	1,636,797
	Equitable Financial Life Global Funding
2,650,000	0.41%, 04/06/2023, 1 mo. USD SOFR + 0.390%(1)(2)(5)	2,652,854
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	764,863
	MassMutual Global Funding II
1,550,000	0.38%, 04/12/2024, 1 mo. USD SOFR + 0.360%(1)(2)	1,552,616
848,000	0.85%, 06/09/2023(1)	856,582
950,000	2.25%, 07/01/2022(1)(5)	968,955
2,500,000	Metropolitan Life Global Funding I 3.00%, 01/10/2023(1)	2,598,964
875,000	New York Life Global Funding 1.10%, 05/05/2023(1)	886,325
650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)	650,620
645,000	Principal Life Global Funding 0.47%, 04/12/2024, 1 mo. USD SOFR + 0.450%(1)(2)(5)	646,090
420,000	Protective Life Global Funding 1.08%, 06/09/2023(1)	424,929

		16,280,738

	IT Services - 0.3%
875,000	Apple, Inc. 0.75%, 05/11/2023	882,547
1,000,000	Hewlett Packard Enterprise Co. 0.91%, 10/05/2021, 3 mo. USD LIBOR + 0.720%(2)	1,000,232

		1,882,779

	Machinery - Construction & Mining - 0.6%
4,173,000	Caterpillar Financial Services Corp. 0.37%, 11/12/2021, 3 mo. USD LIBOR + 0.200%(2)	4,176,227

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.7% - (continued)
	Machinery-Diversified - 0.1%
$1,060,000	Otis Worldwide Corp. 0.64%, 04/05/2023, 3 mo. USD LIBOR + 0.450%(2)	$1,060,087

	Media - 0.2%
1,250,000	Fox Corp. 3.67%, 01/25/2022	1,274,440

	Miscellaneous Manufacturing - 0.1%
1,090,000	Siemens Financieringsmaatschappij N.V. 0.40%, 03/11/2023(1)	1,091,068

	Oil & Gas - 0.6%
1,125,000	Chevron USA, Inc. 0.33%, 08/12/2022(5)	1,126,021
1,300,000	Pioneer Natural Resources Co. 0.55%, 05/15/2023	1,301,100
1,675,000	Shell International Finance B.V. 2.25%, 01/06/2023	1,723,859

		4,150,980

	Pharmaceuticals - 1.3%
	AbbVie, Inc.
1,500,000	2.15%, 11/19/2021	1,510,737
2,200,000	3.45%, 03/15/2022	2,236,738
1,690,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	1,693,245
3,000,000	AstraZeneca plc 0.30%, 05/26/2023	2,991,990
1,323,000	Bristol-Myers Squibb Co. 3.25%, 02/20/2023	1,382,019

		9,814,729

	Pipelines - 0.2%
390,000	Kinder Morgan Energy Partners L.P. 5.00%, 10/01/2021	390,000
1,015,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	1,016,212

		1,406,212

	Real Estate Investment Trusts - 0.2%
590,000	American Tower Corp. 2.25%, 01/15/2022	596,091
1,220,000	Public Storage 0.50%, 04/23/2024, 1 mo. USD SOFR + 0.470%(2)	1,221,903

		1,817,994

	Retail - 0.2%
1,620,000	7-Eleven, Inc. 0.63%, 02/10/2023(1)	1,620,907

	Semiconductors - 0.2%
1,138,000	NXP B.V. / NXP Funding LLC 3.88%, 09/01/2022(1)	1,179,901
435,000	Skyworks Solutions, Inc. 0.90%, 06/01/2023	436,270

		1,616,171

	Software - 0.2%
1,525,000	Fidelity National Information Services, Inc. 0.38%, 03/01/2023	1,522,891

	Telecommunications - 0.6%
1,000,000	AT&T, Inc. 0.69%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	1,002,302
3,700,000	Verizon Communications, Inc. 0.55%, 03/22/2024, 3 mo. USD SOFR + 0.500%(2)	3,727,824

		4,730,126

	Trucking & Leasing - 0.4%
1,375,000	Aviation Capital Group LLC 0.86%, 07/30/2021, 3 mo. USD LIBOR + 0.670%(1)(2)	1,375,238
1,525,000	NTT Finance Corp. 0.37%, 03/03/2023(1)	1,525,107

		2,900,345

	Total Corporate Bonds (cost $226,499,970)	$227,090,733

The accompanying notes are an integral part of these financial statements.

81

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 1.4%
	Mortgage-Backed Agencies - 1.4%
	FHLMC - 0.6%
$1,544,141	1.00%, 05/15/2041	$1,564,782
1,139,927	1.75%, 04/15/2027	1,161,939
329,305	3.00%, 05/15/2043	337,127
251,910	3.50%, 05/15/2042	256,612
395,724	3.50%, 11/15/2042	401,743
747,402	3.50%, 05/15/2044	756,064

		4,478,267

	FNMA - 0.4%
1,989,616	1.75%, 09/25/2041	2,024,526
453,908	3.00%, 07/25/2041	460,350
546,680	3.00%, 08/25/2041	554,703

		3,039,579

	GNMA - 0.4%
1,046,083	1.70%, 10/20/2045	1,060,264
875,273	1.80%, 05/20/2041	882,058
909,546	2.50%, 09/20/2046	932,211

		2,874,533

	Total U.S. Government Agencies (cost $10,341,846)	$10,392,379

U.S. GOVERNMENT SECURITIES - 9.2%
	Other Direct Federal Obligations - 4.8%
	FFCB - 0.6%
4,500,000	0.53%, 01/18/2022	$4,511,495

		4,511,495

	FHLB - 4.2%
25,000,000	0.13%, 09/30/2021	25,001,480
6,000,000	0.25%, 06/03/2022	6,007,930

		31,009,410

		35,520,905

	U.S. Treasury Securities - 4.4%
	U.S. Treasury Notes - 4.4%
5,000,000	1.13%, 02/28/2022	5,035,156
22,625,000	1.75%, 11/30/2021	22,782,314
4,425,000	2.88%, 10/15/2021	$4,461,130

		32,278,600

	Total U.S. Government Securities (cost $67,598,416)	$67,799,505

	Total Long-Term Investments (cost $544,209,307)	$545,326,086

SHORT-TERM INVESTMENTS - 29.1%
	Commercial Paper - 3.7%
4,000,000	AT&T, Inc. 0.37%, 10/19/2021(7)	$3,998,064
3,600,000	Banco Santander 0.37%, 10/28/2021(7)	3,597,960
2,500,000	BPCE 0.00%, 07/01/2021(7)	2,500,000
3,700,000	CREDIT IND ET CM NY 0.21%, 01/31/2022(7)	3,697,017
3,795,000	Landesbank Baden-WUR 0.21%, 01/07/2022(7)	3,791,456
	Svenska Handlsbnkn A
3,000,000	0.24%, 03/16/2022(7)	2,996,439
7,100,000	0.25%, 08/12/2021(7)	7,097,929

		27,678,865

	Foreign Government Obligations - 5.6%
	Bank of Montreal
2,500,000	0.19%, 10/12/2021, 1 mo. USD SOFR + 0.140%(2)	2,500,562
7,250,000	0.24%, 11/12/2021, 1 mo. USD SOFR + 0.190%(2)	7,252,816

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 29.1% - (continued)
	Foreign Government Obligations - 5.6% - (continued)
4,000,000	Bank of Nova Scotia 0.23%, 04/07/2022	$4,001,712
	Canadian Imperial Bank of Commerce
4,000,000	0.22%, 12/03/2021, 3 mo. USD LIBOR + 0.090%(2)	4,001,699
2,500,000	0.23%, 04/08/2022	2,501,074
	Cooperatieve Centrale
2,000,000	0.21%, 03/16/2022	2,000,530
1,900,000	0.25%, 08/09/2021	1,900,000
2,215,000	Dallas-Ft Worth Airport 0.18%, 09/02/2021	2,215,000
5,500,000	National Australia Bank Ltd. 0.22%, 11/10/2021, 3 mo. USD LIBOR + 0.060%(1)(2)	5,500,000
2,275,000	Standard Chartered 0.24%, 03/04/2022	2,275,543
2,250,000	Toronto-Dominion 0.23%, 03/17/2022	2,250,761
5,000,000	Westpac Banking Corp. 0.18%, 11/19/2021	5,001,635

		41,401,332

	Repurchase Agreements - 0.7%
5,496,424	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2021 at 0.020%, due on 07/01/2021 with a maturity value of $5,496,427; collateralized by U.S. Treasury Government Bond at 4.375%, maturing 11/15/2039, with a market value of $ 5,606,454	5,496,424

	Securities Lending Collateral - 2.6%
2,954,737	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)	2,954,737
15,321,440	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)	15,321,440
777,966	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(8)	777,966

		19,054,143

	U.S. Treasury Securities - 16.5%
	U.S. Treasury Bills - 15.8%
25,000,000	0.03%, 11/18/2021(7)	$24,995,923
15,000,000	0.03%, 08/31/2021(5)(7)	14,998,851
5,000,000	0.04%, 11/12/2021(7)	4,999,014
3,000,000	0.05%, 09/30/2021(7)	2,999,621
7,500,000	0.06%, 05/19/2022(7)	7,495,254
2,500,000	0.11%, 12/30/2021(7)	2,499,305
10,000,000	0.14%, 11/04/2021(7)	9,998,162
48,925,000	0.14%, 10/07/2021(7)	48,917,724

		116,903,854

	U.S. Treasury Cash Management Bills - 0.7%
5,000,000	0.02%, 09/28/2021(7)	4,999,456

		4,999,456

		$121,903,310

	Total Short-Term Investments (cost $215,507,545)	$215,534,074

Total Investments (cost $759,716,852)	102.8%	$760,860,160
Other Assets and Liabilities	(2.8)%	(20,645,799)

Total Net Assets	100.0%	$740,214,361

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

The accompanying notes are an integral part of these financial statements.

82

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $224,347,855, representing 30.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2021. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)	The rate shown represents current yield to maturity.

(8)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$240,043,469	$—	$240,043,469	$—
Corporate Bonds	227,090,733	—	227,090,733	—
U.S. Government Agencies	10,392,379	—	10,392,379	—
U.S. Government Securities	67,799,505	—	67,799,505	—
Short-Term Investments	215,534,074	19,054,143	196,479,931	—

Total	$760,860,160	$19,054,143	$741,806,017	$—

(1)	For the six-month period ended June 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

83

Hartford HLS Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
PA	Port Authority

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CM	California Mortgage Insurance
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PIPE	Private Investments in Public Equity
PT	Perseroan Terbatas
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

84

Hartford HLS Funds

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund
Assets:
Investments in securities, at market value(1)	$2,157,198,128	$4,524,362,599	$3,327,126,612	$3,878,804,712
Repurchase agreements	44,904,021	89,105,327	21,020,072	45,513,279
Investments in affiliated investments, at market value	13,223,486	9,550,421	—	—
Cash	11,062,523	21,968,447	5,186,422	11,213,919
Cash collateral held for securities on loan	1,923,586	2,181,676	—	2,284,882
Cash collateral due from broker on future contracts	614	—	—	—
Foreign currency	—	20,376	—	—
Receivables:
Investment securities sold	25,739,222	5,322,741	—	—
Fund shares sold	9,264	15,449	18,025	967,528
Dividends and interest	4,674,157	4,138,769	1,542,670	3,357,734
Securities lending income	29,521	31,120	—	9,179
Variation margin on futures contracts	—	3,914,280	—	—
Tax reclaims	931,778	264,490	489,837	811,649
Other assets	9,156	14,359	18,409	11,524

Total assets	2,259,705,456	4,660,890,054	3,355,402,047	3,942,974,406

Liabilities:
Obligation to return securities lending collateral	38,471,716	43,633,524	—	45,697,636
Payables:
Investment securities purchased	37,842,546	7,050,176	—	—
Fund shares redeemed	732,962	1,333,151	1,369,147	1,227,800
Investment management fees	1,061,452	2,416,821	1,534,319	2,021,325
Transfer agent fees	3,576	5,371	7,872	5,223
Accounting services fees	24,714	52,002	37,493	44,348
Board of Directors’ fees	12,555	27,204	12,869	19,047
Variation margin on futures contracts	33,709	—	—	—
Distribution fees	5,274	11,096	9,494	9,250
Accrued expenses	64,779	205,442	161,331	131,282

Total liabilities	78,253,283	54,734,787	3,132,525	49,155,911

Net assets	$2,181,452,173	$4,606,155,267	$3,352,269,522	$3,893,818,495

Summary of Net Assets:
Capital stock and paid-in-capital	$1,303,825,454	$2,796,153,844	$2,060,147,726	$1,912,977,438
Distributable earnings	877,626,719	1,810,001,423	1,292,121,796	1,980,841,057

Net assets	$2,181,452,173	$4,606,155,267	$3,352,269,522	$3,893,818,495

Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$35.32	$57.07	$19.88	$26.08

Shares outstanding	54,487,681	71,268,746	145,307,052	132,019,569

Net Assets	$1,924,404,800	$4,067,371,398	$2,888,514,559	$3,443,319,443

Class IB: Net asset value per share	$35.94	$55.89	$19.54	$25.88

Shares outstanding	7,152,598	8,887,804	19,376,625	17,408,136

Net Assets	$257,047,373	$496,771,790	$378,668,371	$450,499,052

Class IC: Net asset value per share	$—	$56.08	$19.83	$—

Shares outstanding	—	749,122	4,291,002	—

Net Assets	$—	$42,012,079	$85,086,592	$—

Cost of investments	$1,580,751,011	$3,412,338,913	$2,218,267,820	$2,318,046,289
Cost of foreign currency	$—	$20,395	$—	$—

(1) Includes Investment in securities on loan, at market value	$37,361,513	$42,604,710	$—	$44,508,755

The accompanying notes are an integral part of these financial statements.

85

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2021 (Unaudited)

	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund
Assets:
Investments in securities, at market value(1)	$218,007,750	$1,215,470,963	$2,352,467,291	$1,453,696,684
Repurchase agreements	5,029,551	18,212,041	1,546,272	18,038,677
Cash	1,239,389	3,970,585	380,929	2,510,619
Cash collateral held for securities on loan	514,140	—	1,667,907	232,321
Foreign currency	3,240	353,148	—	—
Receivables:
Investment securities sold	542,645	6,888,556	—	7,129,368
Fund shares sold	18,048	325,358	620,418	3,006,265
Dividends and interest	47,925	988,396	1,530,242	264,900
Securities lending income	3,056	5,517	6,131	52,360
Tax reclaims	43,679	1,713,120	—	—
Other assets	7,391	9,335	13,181	17,666

Total assets	225,456,814	1,247,937,019	2,358,232,371	1,484,948,860

Liabilities:
Obligation to return securities lending collateral	10,282,792	—	33,358,132	4,646,413
Payables:
Investment securities purchased	268,807	1,522,784	—	7,820,010
Fund shares redeemed	130,388	413,859	1,466,695	2,119,223
Investment management fees	147,653	723,643	1,259,769	721,594
Transfer agent fees	3,578	4,437	7,647	4,552
Accounting services fees	2,399	14,401	26,247	16,420
Board of Directors’ fees	1,519	7,586	13,616	8,318
Distribution fees	893	2,414	2,874	4,702
Accrued expenses	22,477	126,452	107,248	58,893

Total liabilities	10,860,506	2,815,576	36,242,228	15,400,125

Net assets	$214,596,308	$1,245,121,443	$2,321,990,143	$1,469,548,735

Summary of Net Assets:
Capital stock and paid-in-capital	$101,246,954	$846,360,494	$1,102,632,244	$776,833,316
Distributable earnings	113,349,354	398,760,949	1,219,357,899	692,715,419

Net assets	$214,596,308	$1,245,121,443	$2,321,990,143	$1,469,548,735

Shares authorized	800,000,000	2,625,000,000	2,600,000,000	700,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$25.82	$20.74	$47.06	$40.12

Shares outstanding	6,640,793	54,453,121	46,399,385	30,902,501

Net Assets	$171,490,026	$1,129,102,439	$2,183,672,809	$1,239,659,899

Class B: Net asset value per share	$23.73	$21.01	$45.19	$38.31

Shares outstanding	1,816,527	5,521,690	3,060,999	6,000,523

Net Assets	$43,106,282	$116,019,004	$138,317,334	$229,888,836

Cost of investments	$154,566,814	$971,842,700	$1,526,664,052	$993,947,243
Cost of foreign currency	$3,257	$353,364	$—	$—

(1) Includes Investment in securities on loan, at market value	$9,926,984	$3,639,935	$32,922,067	$2,407,711

The accompanying notes are an integral part of these financial statements.

86

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2021 (Unaudited)

	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$605,796,735	$1,541,457,687	$2,996,343,149	$755,363,736
Repurchase agreements	209,901	12,203,524	26,464,749	5,496,424
Investments in affiliated investments, at market value	5,668,532	10,667,313	—	—
Cash	49,108	3,006,760	12,169,471	1,415,024
Cash collateral held for securities on loan	901,182	—	392,122	1,002,849
Cash collateral due from broker on swap contracts	—	—	640,000	—
Foreign currency	—	137,819	786,670	—
Unrealized appreciation on foreign currency contracts	—	—	1,898,330	—
Receivables:
Investment securities sold	2,902,687	—	546,412,836	—
Fund shares sold	27,370	624	467,173	653,448
Dividends and interest	96,876	1,787,470	13,468,812	997,226
Securities lending income	24,139	505	5,551	4,065
Tax reclaims	—	361,597	—	—
OTC swap contracts premiums paid	—	—	1,121,968	—
Other assets	8,313	8,639	12,000	8,797

Total assets	615,684,842	1,569,631,938	3,600,182,831	764,941,569

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	85,154	—
Obligation to return securities lending collateral	18,023,632	—	7,842,457	20,056,992
Future PIPE purchase commitments outstanding	70,824	—	—	—
Unrealized depreciation on OTC swap contracts	—	—	3,796,551	—
Cash collateral due to broker on swap contracts	—	—	120,000	—
TBA sale commitments, at market value	—	—	67,315,607	—
Unfunded loan commitments	—	—	14,385	—
Payables:
Investment securities purchased	3,816,268	422	1,161,176,960	4,029,497
Fund shares redeemed	299,927	948,561	496,737	284,890
Investment management fees	355,499	614,656	901,870	244,309
Transfer agent fees	3,526	3,486	4,965	4,845
Accounting services fees	6,643	17,760	26,574	8,435
Board of Directors’ fees	3,517	8,942	14,564	3,452
Variation margin on futures contracts	—	—	1,070,841	—
Variation margin on centrally cleared swap contracts	—	—	48,974	—
Distribution fees	1,370	2,773	5,200	2,098
Written options	—	—	869,905	—
Accrued expenses	63,918	85,117	181,997	92,690
OTC swap contracts premiums received	—	—	4,056,102	—

Total liabilities	22,645,124	1,681,717	1,248,028,843	24,727,208

Net assets	$593,039,718	$1,567,950,221	$2,352,153,988	$740,214,361

Summary of Net Assets:
Capital stock and paid-in-capital	$289,513,794	$774,749,513	$2,176,800,050	$744,465,182
Distributable earnings (loss)	303,525,924	793,200,708	175,353,938	(4,250,821)

Net assets	$593,039,718	$1,567,950,221	$2,352,153,988	$740,214,361

Shares authorized	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$28.74	$106.38	$11.85	$10.09

Shares outstanding	18,332,623	13,471,200	177,158,838	63,241,793

Net Assets	$526,966,721	$1,433,059,251	$2,098,492,925	$638,240,111

Class IB: Net asset value per share	$25.35	$106.21	$11.77	$10.08

Shares outstanding	2,606,193	1,270,097	21,560,199	10,120,917

Net Assets	$66,072,997	$134,890,970	$253,661,063	$101,974,250

Cost of investments	$490,674,360	$878,536,309	$2,993,491,448	$759,716,852
Cost of foreign currency	$—	$137,863	$787,873	$—
Proceeds of TBA sale commitments	$—	$—	$67,322,589	$—
Proceeds of written option contracts	$—	$—	$1,580,550	$—

(1) Includes Investment in securities on loan, at market value	$17,779,296	$—	$7,618,776	$19,639,152

The accompanying notes are an integral part of these financial statements.

87

Hartford HLS Funds

Statements of Operations

For the Six-Month Period Ended June 30, 2021 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund
Investment Income:
Dividends	$13,371,818	$29,838,357	$19,189,383	$40,338,022
Interest	7,447,034	15,527	1,983	9,784
Securities lending	76,274	94,075	6,019	28,047
Less: Foreign tax withheld	(153,579)	(205,369)	—	(618,996)

Total investment income, net	20,741,547	29,742,590	19,197,385	39,756,857

Expenses:
Investment management fees	6,549,651	14,493,015	9,066,319	11,723,964
Administrative services fees
Class IC	—	50,946	101,396	—
Transfer agent fees
Class IA	2,378	3,573	3,495	2,555
Class IB	317	437	468	338
Class IC	—	36	103	—
Distribution fees
Class IB	308,656	609,881	458,418	542,369
Class IC	—	50,946	101,396	—
Custodian fees	9,191	13,632	6,422	5,851
Registration and filing fees	6,565	9,054	15,722	7,714
Accounting services fees	146,023	314,139	223,044	258,869
Board of Directors’ fees	25,191	55,339	35,817	42,963
Audit fees	16,309	27,123	22,621	10,765
Other expenses	103,631	167,411	126,633	142,830

Total expenses (before waivers, reimbursements and fees paid indirectly)	7,167,912	15,795,532	10,161,854	12,738,218

Management fee waivers	(314,920)	—	—	—
Commission recapture	(188)	(10,931)	(1,220)	(11,465)

Total waivers, reimbursements and fees paid indirectly	(315,108)	(10,931)	(1,220)	(11,465)

Total expenses, net	6,852,804	15,784,601	10,160,634	12,726,753

Net Investment Income (Loss)	13,888,743	13,957,989	9,036,751	27,030,104

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	135,980,393	360,881,203	111,535,999	199,564,729
Investments in affiliated investments	7,160,155	5,171,295	—	—
Futures contracts	587,785	6,557,027	—	—
Other foreign currency transactions	(10,185)	(47,724)	579	(905)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	143,718,148	372,561,801	111,536,578	199,563,824

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	78,340,093	47,753,266	310,016,254	373,558,976
Investments in affiliated investment	1,808,515	1,306,165	—	—
Futures contracts	(31,232)	1,287,981	—	—
Translation of other assets and liabilities in foreign currencies	(32,471)	(9,337)	(20,246)	(14,506)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	80,084,905	50,338,075	309,996,008	373,544,470

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	223,803,053	422,899,876	421,532,586	573,108,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$237,691,796	$436,857,865	$430,569,337	$600,138,398

The accompanying notes are an integral part of these financial statements.

88

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2021 (Unaudited)

	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund
Investment Income:
Dividends	$962,854	$14,426,258	$7,914,443	$2,989,562
Interest	673	2,426	524	1,197
Securities lending	15,355	90,501	36,230	174,204
Less: Foreign tax withheld	(19,765)	(1,438,603)	(2,841)	—

Total investment income, net	959,117	13,080,582	7,948,356	3,164,963

Expenses:
Investment management fees	907,610	4,305,923	7,861,262	4,397,665
Transfer agent fees
Class IA	2,163	2,983	3,669	2,925
Class IB	537	347	229	511
Distribution fees
Class IB	53,008	161,274	176,218	269,405
Custodian fees	4,398	23,259	6,414	4,272
Registration and filing fees	6,540	7,450	10,984	11,332
Accounting services fees	14,870	86,212	165,446	100,859
Board of Directors’ fees	2,735	15,372	29,910	18,365
Audit fees	12,378	20,302	9,482	11,380
Other expenses	15,452	67,882	74,275	45,013

Total expenses (before waivers, reimbursements and fees paid indirectly)	1,019,691	4,691,004	8,337,889	4,861,727

Commission recapture	(365)	(5,549)	(33)	(9,657)

Total waivers, reimbursements and fees paid indirectly	(365)	(5,549)	(33)	(9,657)

Total expenses, net	1,019,326	4,685,455	8,337,856	4,852,070

Net Investment Income (Loss)	(60,209)	8,395,127	(389,500)	(1,687,107)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	23,278,699	158,189,488	126,884,302	105,964,685
Other foreign currency transactions	(2,352)	(356,851)	—	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	23,276,347	157,832,637	126,884,302	105,964,685

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(5,837,777)	(94,293,247)	70,935,336	(32,031,684)
Translation of other assets and liabilities in foreign currencies	(107)	(80,271)	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(5,837,884)	(94,373,518)	70,935,336	(32,031,684)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	17,438,463	63,459,119	197,819,638	73,933,001

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,378,254	$71,854,246	$197,430,138	$72,245,894

The accompanying notes are an integral part of these financial statements.

89

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2021 (Unaudited)

	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$688,582	$14,343,530	$39,453	$—
Interest	1,268	2,438	29,821,719	2,470,297
Securities lending	74,635	505	39,463	5,423
Less: Foreign tax withheld	—	(49,302)	(393)	—

Total investment income, net	764,485	14,297,171	29,900,242	2,475,720

Expenses:
Investment management fees	2,234,497	3,600,540	5,449,684	1,502,684
Transfer agent fees
Class IA	2,364	2,399	2,430	2,279
Class IB	294	228	302	375
Distribution fees
Class IB	84,031	163,134	319,756	131,661
Custodian fees	3,819	3,099	14,390	2,693
Registration and filing fees	7,547	6,565	9,095	7,395
Accounting services fees	42,256	104,583	161,829	52,285
Board of Directors’ fees	7,863	17,861	28,644	9,033
Audit fees	19,588	16,230	22,892	17,608
Other expenses	38,709	78,822	100,160	39,068

Total expenses (before waivers, reimbursements and fees paid indirectly)	2,440,968	3,993,461	6,109,182	1,765,081

Commission recapture	(8,202)	(130)	—	—

Total waivers, reimbursements and fees paid indirectly	(8,202)	(130)	—	—

Total expenses, net	2,432,766	3,993,331	6,109,182	1,765,081

Net Investment Income (Loss)	(1,668,281)	10,303,840	23,791,060	710,639

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	101,502,416	44,627,472	1,593,714	61,249
Investments in affiliated investments	3,069,356	5,776,065	—	—
Purchased options contracts	—	—	107,845	—
Futures contracts	—	—	8,355,480	—
Written options contracts	—	—	2,423,476	—
Swap contracts	—	—	683,167	—
Foreign currency contracts	—	—	708,525	—
Other foreign currency transactions	(1,002)	(15,788)	(69,524)	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	104,570,770	50,387,749	13,802,683	61,249

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(75,407,172)	101,560,664	(58,718,738)	(1,099,466)
Investments in affiliated investment	775,258	1,458,914	—	—
Purchased options contracts	—	—	(1,775,124)	—
Futures contracts	—	—	(4,715,814)	—
Written options contracts	—	—	599,185	—
Swap contracts	—	—	(1,547,681)	—
Foreign currency contracts	—	—	2,254,601	—
Translation of other assets and liabilities in foreign currencies	—	(16,783)	60,683	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(74,631,914)	103,002,795	(63,842,888)	(1,099,466)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	29,938,856	153,390,544	(50,040,205)	(1,038,217)

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,270,575	$163,694,384	$(26,249,145)	$(327,578)

The accompanying notes are an integral part of these financial statements.

90

Hartford HLS Funds

Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income (loss)	$11,308,709	$30,999,767	$13,957,989	$35,954,391
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	146,298,182	105,739,585	372,561,801	361,872,953
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	80,084,905	71,167,903	50,338,075	432,607,900

Net Increase (Decrease) in Net Assets Resulting from Operations	237,691,796	207,907,255	436,857,865	830,435,244

Distributions to Shareholders:
Class IA	—	(117,833,855)	—	(302,064,553)
Class IB	—	(15,165,622)	—	(36,702,247)
Class IC	—	—	—	(2,791,605)

Total distributions	—	(132,999,477)	—	(341,558,405)

Capital Share Transactions:
Sold	11,201,501	19,191,198	8,216,374	38,136,392
Issued on reinvestment of distributions	—	132,999,477	—	341,558,405
Redeemed	(119,662,414)	(271,723,464)	(390,194,807)	(675,171,430)

Net increase (decrease) from capital share transactions	(108,460,913)	(119,532,789)	(381,978,433)	(295,476,633)

Net Increase (Decrease) in Net Assets	129,230,883	(44,625,011)	54,879,432	193,400,206

Net Assets:
Beginning of period	2,052,221,290	2,096,846,301	4,551,275,835	4,357,875,629

End of period	$2,181,452,173	$2,052,221,290	$4,606,155,267	$4,551,275,835

The accompanying notes are an integral part of these financial statements.

91

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund			Hartford Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020		For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income (loss)	$9,036,751	$9,088,303		$27,030,104	$58,007,815
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	111,536,578	51,370,005		199,563,824	149,565,472
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	309,996,008	349,898,974		373,544,470	43,580,460

Net Increase (Decrease) in Net Assets Resulting from Operations	430,569,337	410,357,282		600,138,398	251,153,747

Distributions to Shareholders:
Class IA	—	(49,655,221)		—	(188,906,611)
Class IB	—	(6,547,645)		—	(23,940,435)
Class IC	—	(117,970	)(1)	—	—

Total distributions	—	(56,320,836)		—	(212,847,046)

Capital Share Transactions:
Sold	17,961,697	20,261,442		46,450,572	101,254,488
Issued in merger	—	2,330,083,048		—	318,148,909
Issued on reinvestment of distributions	—	56,320,836		—	212,846,267
Redeemed	(241,612,851)	(269,263,242)		(275,071,183)	(457,811,881)

Net increase (decrease) from capital share transactions	(223,651,154)	2,137,402,084		(228,620,611)	174,437,783

Net Increase (Decrease) in Net Assets	206,918,183	2,491,438,530		371,517,787	212,744,484

Net Assets:
Beginning of period	3,145,351,339	653,912,809		3,522,300,708	3,309,556,224

End of period	$3,352,269,522	$3,145,351,339		$3,893,818,495	$3,522,300,708

(1)	Commenced operations on September 18, 2020.

The accompanying notes are an integral part of these financial statements.

92

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income (loss)	$(60,209)	$59,592	$8,395,127	$6,344,840
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	23,276,347	24,202,866	157,832,637	(5,696,457)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(5,837,884)	18,492,173	(94,373,518)	191,329,983

Net Increase (Decrease) in Net Assets Resulting from Operations	17,378,254	42,754,631	71,854,246	191,978,366

Distributions to Shareholders:
Class IA	—	(32,813,968)	—	(18,153,869)
Class IB	—	(7,990,682)	—	(2,009,265)

Total distributions	—	(40,804,650)	—	(20,163,134)

Capital Share Transactions:
Sold	5,367,525	24,636,180	60,922,398	67,889,363
Issued on reinvestment of distributions	—	40,804,650	—	20,163,134
Redeemed	(42,182,665)	(66,609,342)	(126,317,711)	(249,890,183)

Net increase (decrease) from capital share transactions	(36,815,140)	(1,168,512)	(65,395,313)	(161,837,686)

Net Increase (Decrease) in Net Assets	(19,436,886)	781,469	6,458,933	9,977,546

Net Assets:
Beginning of period	234,033,194	233,251,725	1,238,662,510	1,228,684,964

End of period	$214,596,308	$234,033,194	$1,245,121,443	$1,238,662,510

The accompanying notes are an integral part of these financial statements.

93

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income (loss)	$(389,500)	$1,284,602	$(1,687,107)	$(1,774,390)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	126,884,302	311,611,737	105,964,685	113,430,677
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	70,935,336	190,989,463	(32,031,684)	249,828,980

Net Increase (Decrease) in Net Assets Resulting from Operations	197,430,138	503,885,802	72,245,894	361,485,267

Distributions to Shareholders:
Class IA	—	(177,950,463)	—	(32,246,764)
Class IB	—	(5,921,123)	—	(13,179,751)

Total distributions	—	(183,871,586)	—	(45,426,515)

Capital Share Transactions:
Sold	64,693,854	284,296,985	111,301,361	444,343,670
Issued in merger	—	337,780,470	—	—
Issued on reinvestment of distributions	—	183,871,586	—	40,017,923
Redeemed	(458,085,128)	(708,217,628)	(139,043,502)	(710,495,275)

Net increase (decrease) from capital share transactions	(393,391,274)	97,731,413	(27,742,141)	(226,133,682)

Net Increase (Decrease) in Net Assets	(195,961,136)	417,745,629	44,503,753	89,925,070

Net Assets:
Beginning of period	2,517,951,279	2,100,205,650	1,425,044,982	1,335,119,912

End of period	$2,321,990,143	$2,517,951,279	$1,469,548,735	$1,425,044,982

The accompanying notes are an integral part of these financial statements.

94

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income (loss)	$(1,668,281)	$(1,687,287)	$10,303,840	$21,548,207
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	104,570,770	82,511,370	50,387,749	48,823,869
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(74,631,914)	87,911,371	103,002,795	87,381,686

Net Increase (Decrease) in Net Assets Resulting from Operations	28,270,575	168,735,454	163,694,384	157,753,762

Distributions to Shareholders:
Class IA	—	(57,898,706)	—	(105,830,872)
Class IB	—	(7,955,937)	—	(9,984,197)

Total distributions	—	(65,854,643)	—	(115,815,069)

Capital Share Transactions:
Sold	17,899,245	46,390,011	4,047,503	13,251,527
Issued on reinvestment of distributions	—	65,854,643	—	115,815,069
Redemption-in-kind	—	8,160,448	—	—
Redeemed	(61,792,016)	(238,957,153)	(89,560,192)	(190,830,898)

Net increase (decrease) from capital share transactions	(43,892,771)	(118,552,051)	(85,512,689)	(61,764,302)

Net Increase (Decrease) in Net Assets	(15,622,196)	(15,671,240)	78,181,695	(19,825,609)

Net Assets:
Beginning of period	608,661,914	624,333,154	1,489,768,526	1,509,594,135

End of period	$593,039,718	$608,661,914	$1,567,950,221	$1,489,768,526

The accompanying notes are an integral part of these financial statements.

95

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six-Month Period Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income (loss)	$23,791,060	$51,547,449	$710,639	$4,862,024
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	13,802,683	78,124,747	61,249	367,845
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(63,842,888)	47,163,033	(1,099,466)	1,107,664

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,249,145)	176,835,229	(327,578)	6,337,533

Distributions to Shareholders:
Class IA	—	(73,659,677)	—	(9,308,313)
Class IB	—	(8,000,272)	—	(1,220,637)

Total distributions	—	(81,659,949)	—	(10,528,950)

Capital Share Transactions:
Sold	146,710,771	264,927,545	39,575,466	107,159,346
Issued in merger	—	227,469,835	—	339,951,431
Issued on reinvestment of distributions	—	81,659,949	—	10,528,950
Redeemed	(145,193,615)	(379,866,776)	(66,658,599)	(136,555,061)

Net increase (decrease) from capital share transactions	1,517,156	194,190,553	(27,083,133)	321,084,666

Net Increase (Decrease) in Net Assets	(24,731,989)	289,365,833	(27,410,711)	316,893,249

Net Assets:
Beginning of period	2,376,885,977	2,087,520,144	767,625,072	450,731,823

End of period	$2,352,153,988	$2,376,885,977	$740,214,361	$767,625,072

The accompanying notes are an integral part of these financial statements.

96

Hartford HLS Funds

Financial Highlights

— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Balanced HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$31.56	$0.22		$3.54	$3.76	$—	$—	$—	$35.32	11.91	%(4)	$1,924,405	0.65	%(5)	0.62	%(5)	1.35	%(5)	25	%(6)
IB	32.15	0.19		3.60	3.79	—	—	—	35.94	11.79	(4)	257,047	0.90	(5)	0.87	(5)	1.10	(5)	25	(6)

For the Year Ended December 31, 2020
IA	$30.27	$0.48		$2.92	$3.40	$(0.51)	$(1.60)	$(2.11)	$31.56	11.62%		$1,809,745	0.66%		0.63%		1.63%		43	%(6)
IB	30.80	0.41		2.97	3.38	(0.43)	(1.60)	(2.03)	32.15	11.35		242,476	0.91		0.88		1.38		43	(6)

For the Year Ended December 31, 2019
IA	$27.47	$0.54	(7)	$5.47 (7)	$6.01	$(0.56)	$(2.65)	$(3.21)	$30.27	22.80%		$1,849,582	0.66%		0.63%		1.81	%(7)	38%
IB	27.91	0.47	(7)	5.55 (7)	6.02	(0.48)	(2.65)	(3.13)	30.80	22.47		247,264	0.91		0.88		1.56	(7)	38

For the Year Ended December 31, 2018
IA	$31.02	$0.59		$(2.12)	$(1.53)	$(0.61)	$(1.41)	$(2.02)	$27.47	(5.24)%		$1,717,759	0.66%		0.63%		1.92%		31%
IB	31.48	0.52		(2.15)	(1.63)	(0.53)	(1.41)	(1.94)	27.91	(5.50)		229,790	0.91		0.88		1.67		31

For the Year Ended December 31, 2017
IA	$27.46	$0.55		$3.72	$4.27	$(0.71)	$—	$(0.71)	$31.02	15.59%		$2,095,246	0.66%		0.63%		1.86%		26%
IB	27.86	0.48		3.77	4.25	(0.63)	—	(0.63)	31.48	15.30		277,735	0.91		0.88		1.61		26

For the Year Ended December 31, 2016
IA	$26.62	$0.56		$1.05	$1.61	$(0.77)	$—	$(0.77)	$27.46	6.04%		$2,043,556	0.66%		0.64%		2.05%		25%
IB	26.99	0.50		1.07	1.57	(0.70)	—	(0.70)	27.86	5.79		275,925	0.91		0.89		1.80		25

Hartford Capital Appreciation HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$51.85	$0.18		$5.04	$5.22	$—	$—	$—	$57.07	10.07	%(4)	$4,067,371	0.67	%(5)	0.67	%(5)	0.65	%(5)	30%
IB	50.85	0.11		4.93	5.04	—	—	—	55.89	9.91	(4)	496,772	0.92	(5)	0.92	(5)	0.40	(5)	30
IC	51.08	0.04		4.96	5.00	—	—	—	56.08	9.79	(4)	42,012	1.17	(5)	1.17	(5)	0.15	(5)	30

For the Year Ended December 31, 2020
IA	$46.05	$0.42		$9.37	$9.79	$(0.45)	$(3.54)	$(3.99)	$51.85	21.91%		$4,024,340	0.68%		0.68%		0.91%		80%
IB	45.24	0.30		9.18	9.48	(0.33)	(3.54)	(3.87)	50.85	21.62		487,576	0.93		0.93		0.66		80
IC	45.45	0.19		9.20	9.39	(0.22)	(3.54)	(3.76)	51.08	21.32		39,361	1.18		1.18		0.41		80

For the Year Ended December 31, 2019
IA	$39.89	$0.48		$11.47	$11.95	$(0.53)	$(5.26)	$(5.79)	$46.05	31.28%		$3,847,850	0.68%		0.68%		1.06%		56%
IB	39.28	0.36		11.28	11.64	(0.42)	(5.26)	(5.68)	45.24	30.96		474,982	0.93		0.93		0.81		56
IC	39.54	0.25		11.34	11.59	(0.42)	(5.26)	(5.68)	45.45	30.63		35,043	1.18		1.18		0.56		56

For the Year Ended December 31, 2018
IA	$48.16	$0.49		$(3.33)	$(2.84)	$(0.43)	$(5.00)	$(5.43)	$39.89	(6.96)%		$3,543,187	0.67%		0.67%		1.03%		73%
IB	47.48	0.37		(3.26)	(2.89)	(0.31)	(5.00)	(5.31)	39.28	(7.18)		432,334	0.92		0.92		0.77		73
IC	47.76	0.25		(3.26)	(3.01)	(0.21)	(5.00)	(5.21)	39.54	(7.41)		27,679	1.17		1.17		0.53		73

For the Year Ended December 31, 2017
IA	$42.05	$0.43		$8.83	$9.26	$(0.54)	$(2.61)	$(3.15)	$48.16	22.14%		$4,457,603	0.68%		0.68%		0.91%		75%
IB	41.50	0.30		8.70	9.00	(0.41)	(2.61)	(3.02)	47.48	21.82		569,615	0.93		0.93		0.66		75
IC	41.76	0.19		8.74	8.93	(0.32)	(2.61)	(2.93)	47.76	21.50		29,979	1.18		1.18		0.41		75

For the Year Ended December 31, 2016
IA	$44.44	$0.41		$1.94	$2.35	$(0.47)	$(4.27)	$(4.74)	$42.05	5.52%		$4,555,454	0.68%		0.68%		0.97%		103%
IB	43.93	0.30		1.90	2.20	(0.36)	(4.27)	(4.63)	41.50	5.24		558,022	0.93		0.93		0.72		103
IC	44.21	0.19		1.92	2.11	(0.29)	(4.27)	(4.56)	41.76	4.99		21,579	1.18		1.18		0.46		103

The accompanying notes are an integral part of these financial statements.

97

Hartford HLS Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Disciplined Equity HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$17.40	$0.06		$2.42	$2.48	$—	$—	$—	$19.88	14.25	%(4)	$2,888,515	0.59	%(5)	0.59	%(5)	0.60	%(5)	9%
IB	17.13	0.03		2.38	2.41	—	—	—	19.54	14.07	(4)	378,668	0.84	(5)	0.84	(5)	0.35	(5)	9
IC	17.40	0.01		2.42	2.43	—	—	—	19.83	13.97	(4)	85,087	1.09	(5)	1.09	(5)	0.11	(5)	9

For the Year Ended December 31, 2020
IA	$15.97	$0.12		$2.64	$2.76	$(0.06)	$(1.27)	$(1.33)	$17.40	18.04%		$2,701,619	0.66%		0.66%		0.75%		23%
IB	15.76	0.08		2.60	2.68	(0.04)	(1.27)	(1.31)	17.13	17.78		365,246	0.91		0.91		0.50		23
IC(8)	15.34	0.01		2.08	2.09	(0.03)	—	(0.03)	17.40	13.60	(4)	78,487	1.11	(5)	1.11	(5)	0.23	(5)	23

For the Year Ended December 31, 2019
IA	$13.59	$0.13		$4.26	$4.39	$(0.14)	$(1.87)	$(2.01)	$15.97	34.12%		$573,688	0.78%		0.78%		0.82%		15%
IB	13.44	0.09		4.20	4.29	(0.10)	(1.87)	(1.97)	15.76	33.76		80,224	1.03		1.03		0.57		15

For the Year Ended December 31, 2018
IA	$15.43	$0.11		$(0.27)	$(0.16)	$(0.11)	$(1.57)	$(1.68)	$13.59	(1.99)%		$501,718	0.78%		0.78%		0.72%		22%
IB	15.27	0.07		(0.26)	(0.19)	(0.07)	(1.57)	(1.64)	13.44	(2.23)		68,462	1.03		1.03		0.47		22

For the Year Ended December 31, 2017
IA	$14.30	$0.15		$2.83	$2.98	$(0.14)	$(1.71)	$(1.85)	$15.43	21.92%		$613,037	0.78%		0.78%		1.00%		30%
IB	14.17	0.11		2.80	2.91	(0.10)	(1.71)	(1.81)	15.27	21.63		84,377	1.03		1.03		0.76		30

For the Year Ended December 31, 2016
IA	$15.58	$0.11		$0.77	$0.88	$(0.13)	$(2.03)	$(2.16)	$14.30	5.76%		$587,089	0.79%		0.79%		0.76%		33%
IB	15.46	0.08		0.75	0.83	(0.09)	(2.03)	(2.12)	14.17	5.49		81,304	1.04		1.04		0.51		33

Hartford Dividend and Growth HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$22.19	$0.18		$3.71	$3.89	$—	$—	$—	$26.08	17.53	%(4)	$3,443,319	0.66	%(5)	0.66	%(5)	1.48	%(5)	13%
IB	22.04	0.15		3.69	3.84	—	—	—	25.88	17.42	(4)	450,499	0.91	(5)	0.91	(5)	1.23	(5)	13

For the Year Ended December 31, 2020
IA	$22.08	$0.40		$1.18	$1.58	$(0.39)	$(1.08)	$(1.47)	$22.19	7.77%		$3,109,772	0.68%		0.68%		1.95%		24%
IB	21.96	0.34		1.16	1.50	(0.34)	(1.08)	(1.42)	22.04	7.45		412,528	0.93		0.93		1.70		24

For the Year Ended December 31, 2019
IA	$19.91	$0.41		$4.91	$5.32	$(0.40)	$(2.75)	$(3.15)	$22.08	28.60%		$2,916,542	0.68%		0.68%		1.85%		19%
IB	19.82	0.35		4.89	5.24	(0.35)	(2.75)	(3.10)	21.96	28.30		393,014	0.93		0.93		1.60		19

For the Year Ended December 31, 2018
IA	$23.95	$0.43		$(1.45)	$(1.02)	$(0.44)	$(2.58)	$(3.02)	$19.91	(5.32)%		$2,604,425	0.68%		0.68%		1.84%		28%
IB	23.85	0.37		(1.44)	(1.07)	(0.38)	(2.58)	(2.96)	19.82	(5.56)		356,601	0.93		0.93		1.59		28

For the Year Ended December 31, 2017
IA	$22.10	$0.41		$3.48	$3.89	$(0.38)	$(1.66)	$(2.04)	$23.95	18.36%		$3,179,540	0.68%		0.68%		1.75%		25%
IB	22.01	0.35		3.47	3.82	(0.32)	(1.66)	(1.98)	23.85	18.11		440,111	0.93		0.93		1.50		25

For the Year Ended December 31, 2016
IA	$22.09	$0.43		$2.67	$3.10	$(0.44)	$(2.65)	$(3.09)	$22.10	14.89%		$3,013,788	0.69%		0.69%		1.98%		20%
IB	22.02	0.38		2.65	3.03	(0.39)	(2.65)	(3.04)	22.01	14.58		438,200	0.94		0.94		1.73		20

Hartford Healthcare HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$23.88	$0.00	(9)	$1.94	$1.94	$—	$—	$—	$25.82	8.12	%(4)	$171,490	0.91	%(5)	0.91	%(5)	(0.01	)%(5)	22%
IB	21.97	(0.03)		1.79	1.76	—	—	—	23.73	8.01	(4)	43,106	1.16	(5)	1.16	(5)	(0.25	)(5)	22

The accompanying notes are an integral part of these financial statements.

98

Hartford HLS Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Healthcare HLS Fund – (continued)

For the Year Ended December 31, 2020
IA	$23.67	$0.02	$4.94	$4.96	$(0.13)	$(4.62)	$(4.75)	$23.88	23.10%		$190,371	0.91%		0.91%		0.07%		42%
IB	22.12	(0.04)	4.58	4.54	(0.07)	(4.62)	(4.69)	21.97	22.79		43,662	1.16		1.16		(0.18)		42

For the Year Ended December 31, 2019
IA	$20.56	$0.03	$6.31	$6.34	$—	$(3.23)	$(3.23)	$23.67	33.95%		$191,260	0.91%		0.91%		0.11%		42%
IB	19.44	(0.03)	5.94	5.91	—	(3.23)	(3.23)	22.12	33.68		41,992	1.16		1.16		(0.16)		42

For the Year Ended December 31, 2018
IA	$22.46	$—	$(0.41)	$(0.41)	$(0.02)	$(1.47)	$(1.49)	$20.56	(2.67)%		$249,144	0.89%		0.89%		(0.01)%		29%
IB	21.35	(0.06)	(0.38)	(0.44)	—	(1.47)	(1.47)	19.44	(2.96)		36,576	1.14		1.14		(0.26)		29

For the Year Ended December 31, 2017
IA	$21.46	$0.01	$4.69	$4.70	$—	$(3.70)	$(3.70)	$22.46	22.26%		$290,603	0.89%		0.89%		0.04%		18%
IB	20.60	(0.05)	4.50	4.45	—	(3.70)	(3.70)	21.35	21.96		44,796	1.14		1.14		(0.21)		18

For the Year Ended December 31, 2016
IA	$30.32	$0.01	$(2.37)	$(2.36)	$(0.99)	$(5.51)	$(6.50)	$21.46	(8.39)%		$246,494	0.89%		0.89%		0.05%		36%
IB	29.36	(0.05)	(2.30)	(2.35)	(0.90)	(5.51)	(6.41)	20.60	(8.64)		44,149	1.14		1.14		(0.20)		36

Hartford International Opportunities HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$19.58	$0.14	$1.02	$1.16	$—	$—	$—	$20.74	5.92	%(4)	$1,129,102	0.73	%(5)	0.73	%(5)	1.38	%(5)	56%
IB	19.86	0.11	1.04	1.15	—	—	—	21.01	5.79	(4)	116,019	0.98	(5)	0.98	(5)	1.10	(5)	56

For the Year Ended December 31, 2020
IA	$16.56	$0.10	$3.24	$3.34	$(0.32)	$—	$(0.32)	$19.58	20.45%		$1,095,213	0.76%		0.76%		0.61%		107%
IB	16.80	0.06	3.27	3.33	(0.27)	—	(0.27)	19.86	20.09		143,449	1.01		1.01		0.36		107

For the Year Ended December 31, 2019
IA	$13.91	$0.27	$3.30	$3.57	$(0.30)	$(0.62)	$(0.92)	$16.56	26.43%		$1,093,030	0.74%		0.74%		1.74%		88%
IB	14.09	0.24	3.35	3.59	(0.26)	(0.62)	(0.88)	16.80	26.14		135,655	0.99		0.99		1.48		88

For the Year Ended December 31, 2018
IA	$17.46	$0.26	$(3.49)	$(3.23)	$(0.32)	$—	$(0.32)	$13.91	(18.74)%		$1,000,295	0.73%		0.73%		1.55%		80%
IB	17.68	0.22	(3.53)	(3.31)	(0.28)	—	(0.28)	14.09	(18.96)		120,635	0.98		0.98		1.28		80

For the Year Ended December 31, 2017
IA	$14.14	$0.24	$3.31	$3.55	$(0.23)	$—	$(0.23)	$17.46	25.25%		$1,418,078	0.73%		0.73%		1.46%		91%
IB	14.31	0.21	3.35	3.56	(0.19)	—	(0.19)	17.68	24.99		162,442	0.98		0.98		1.28		91

For the Year Ended December 31, 2016
IA	$14.19	$0.24	$(0.06)	$0.18	$(0.23)	$—	$(0.23)	$14.14	1.26%		$1,086,762	0.76%		0.76%		1.74%		95%
IB	14.36	0.21	(0.07)	0.14	(0.19)	—	(0.19)	14.31	0.94		147,343	1.01		1.01		1.50		95

Hartford MidCap HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$43.44	$0.00 (9)	$3.62	$3.62	$—	$—	$—	$47.06	8.33	%(4)	$2,183,673	0.69	%(5)	0.69	%(5)	(0.02	)%(5)	11%
IB	41.76	(0.06)	3.49	3.43	—	—	—	45.19	8.21	(4)	138,317	0.94	(5)	0.94	(5)	(0.27	)(5)	11

For the Year Ended December 31, 2020
IA	$38.17	$0.03	$8.90	$8.93	$(0.02)	$(3.64)	$(3.66)	$43.44	25.10%		$2,377,320	0.70%		0.70%		0.07%		50%
IB	36.90	(0.04)	8.54	8.50	—	(3.64)	(3.64)	41.76	24.80		140,632	0.95		0.95		(0.11)		50

For the Year Ended December 31, 2019
IA	$33.77	$0.05	$10.56	$10.61	$(0.07)	$(6.14)	$(6.21)	$38.17	32.87%		$2,045,156	0.69%		0.69%		0.12%		29%
IB	32.85	(0.05)	10.24	10.19	—	(6.14)	(6.14)	36.90	32.49		55,049	0.94		0.94		(0.12)		29

The accompanying notes are an integral part of these financial statements.

99

Hartford HLS Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford MidCap HLS Fund – (continued)

For the Year Ended December 31, 2018
IA	$40.10	$0.01	$(2.35)	$(2.34)	$(0.01)	$(3.98)	$(3.99)	$33.77	(7.44)%		$1,768,712	0.69%		0.69%		0.03%		35%
IB	39.18	(0.09)	(2.26)	(2.35)	—	(3.98)	(3.98)	32.85	(7.65)		46,186	0.94		0.94		(0.22)		35

For the Year Ended December 31, 2017
IA	$33.83	$0.01	$8.11	$8.12	$—	$(1.85)	$(1.85)	$40.10	24.47%		$2,156,044	0.70%		0.70%		0.02%		36%
IB	33.17	(0.08)	7.94	7.86	—	(1.85)	(1.85)	39.18	24.17		58,850	0.95		0.95		(0.23)		36

For the Year Ended December 31, 2016
IA	$33.66	$0.05	$3.80	$3.85	$(0.06)	$(3.62)	$(3.68)	$33.83	11.98%		$1,721,029	0.71%		0.71%		0.16%		32%
IB	33.11	(0.03)	3.72	3.69	(0.01)	(3.62)	(3.63)	33.17	11.69		93,567	0.96		0.96		(0.09)		32

Hartford Small Cap Growth HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$38.15	$(0.04)	$2.01	$1.97	$—	$—	$—	$40.12	5.16	%(4)	$1,239,660	0.63	%(5)	0.63	%(5)	(0.20	)%(5)	26%
IB	36.48	(0.08)	1.91	1.83	—	—	—	38.31	5.02	(4)	229,889	0.88	(5)	0.88	(5)	(0.45	)(5)	26

For the Year Ended December 31, 2020
IA	$29.72	$(0.02)	$9.57	$9.55	$—	$(1.12)	$(1.12)	$38.15	33.20%		$1,224,012	0.67%		0.67%		(0.07)%		61%
IB	28.53	(0.09)	9.16	9.07	—	(1.12)	(1.12)	36.48	32.89		201,033	0.92		0.92		(0.34)		61

For the Year Ended December 31, 2019
IA	$26.76	$0.03	$8.61	$8.64	$—	$(5.68)	$(5.68)	$29.72	35.81%		$954,063	0.64%		0.64%		0.11%		42%
IB	25.95	(0.04)	8.30	8.26	—	(5.68)	(5.68)	28.53	35.45		381,057	0.89		0.89		(0.14)		42

For the Year Ended December 31, 2018
IA	$32.13	$(0.01)	$(3.27)	$(3.28)	$—	$(2.09)	$(2.09)	$26.76	(11.70)%		$803,907	0.64%		0.64%		(0.03)%		86%
IB	31.28	(0.09)	(3.15)	(3.24)	—	(2.09)	(2.09)	25.95	(11.89)		312,475	0.89		0.89		(0.28)		86

For the Year Ended December 31, 2017
IA	$26.77	$(0.02)	$5.39	$5.37	$(0.01)	$—	$(0.01)	$32.13	20.07%		$960,690	0.65%		0.65%		(0.06)%		51%
IB	26.12	(0.09)	5.25	5.16	—	—	—	31.28	19.75		374,342	0.90		0.90		(0.31)		51

For the Year Ended December 31, 2016
IA	$24.93	$0.04	$2.98	$3.02	$(0.04)	$(1.14)	$(1.18)	$26.77	12.37%		$972,576	0.65%		0.65%		0.17%		51%
IB	24.38	(0.02)	2.90	2.88	—	(1.14)	(1.14)	26.12	12.08		226,557	0.90		0.90		(0.08)		51

Hartford Small Company HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$27.44	$(0.07)	$1.37	$1.30	$—	$—	$—	$28.74	4.74	%(4)	$526,967	0.78	%(5)	0.78	%(5)	(0.52	)%(5)	63%
IB	24.23	(0.10)	1.22	1.12	—	—	—	25.35	4.62	(4)	66,073	1.03	(5)	1.03	(5)	(0.77	)(5)	63

For the Year Ended December 31, 2020
IA	$20.45	$(0.07)	$10.38	$10.31	$—	$(3.32)	$(3.32)	$27.44	55.52%		$540,764	0.81%		0.81%		(0.32)%		105%
IB	18.44	(0.11)	9.22	9.11	—	(3.32)	(3.32)	24.23	55.03		67,898	1.06		1.06		(0.56)		105

For the Year Ended December 31, 2019
IA	$18.38	$(0.05)	$6.36	$6.31	$—	$(4.24)	$(4.24)	$20.45	37.00%		$572,642	0.79%		0.79%		(0.23)%		79%
IB	16.94	(0.09)	5.83	5.74	—	(4.24)	(4.24)	18.44	36.77		51,691	1.04		1.04		(0.49)		79

For the Year Ended December 31, 2018
IA	$20.42	$(0.10)	$(0.46)	$(0.56)	$—	$(1.48)	$(1.48)	$18.38	(4.23)%		$473,098	0.78%		0.78%		(0.47)%		100%
IB	18.97	(0.15)	(0.40)	(0.55)	—	(1.48)	(1.48)	16.94	(4.51)		46,402	1.03		1.03		(0.73)		100

For the Year Ended December 31, 2017
IA	$16.16	$(0.06)	$4.32	$4.26	$—	$—	$—	$20.42	26.36%		$551,010	0.78%		0.78%		(0.33)%		107%
IB	15.05	(0.10)	4.02	3.92	—	—	—	18.97	26.05		57,193	1.03		1.03		(0.58)		107

The accompanying notes are an integral part of these financial statements.

100

Hartford HLS Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Company HLS Fund – (continued)

For the Year Ended December 31, 2016
IA	$17.52	$(0.01)		$0.33	(10)	$0.32	$—	$(1.68)	$(1.68)	$16.16	2.04%		$834,044	0.76%		0.76%		(0.08)%		94%
IB	16.47	(0.05)		0.31	(10)	0.26	—	(1.68)	(1.68)	15.05	1.81		73,108	1.01		1.01		(0.34)		94

Hartford Stock HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$95.52	$0.69		$10.17		$10.86	$—	$—	$—	$106.38	11.37	%(4)	$1,433,059	0.51	%(5)	0.51	%(5)	1.39	%(5)	5%
IB	95.48	0.57		10.16		10.73	—	—	—	106.21	11.24	(4)	134,891	0.76	(5)	0.76	(5)	1.14	(5)	5

For the Year Ended December 31, 2020
IA	$92.58	$1.39		$9.21		$10.60	$(1.48)	$(6.18)	$(7.66)	$95.52	12.08%		$1,360,099	0.52%		0.52%		1.57%		15%
IB	92.57	1.17		9.17		10.34	(1.25)	(6.18)	(7.43)	95.48	11.79		129,670	0.77		0.77		1.32		15

For the Year Ended December 31, 2019
IA	$78.10	$1.43		$22.40		$23.83	$(1.46)	$(7.89)	$(9.35)	$92.58	31.22%		$1,375,643	0.51%		0.51%		1.59%		15%
IB	78.11	1.20		22.39		23.59	(1.24)	(7.89)	(9.13)	92.57	30.89		133,951	0.76		0.76		1.34		15

For the Year Ended December 31, 2018
IA	$79.57	$1.31		$(1.45)		$(0.14)	$(1.33)	$—	$(1.33)	$78.10	(0.14)%		$1,201,873	0.51%		0.51%		1.60%		22%
IB	79.54	1.10		(1.43)		(0.33)	(1.10)	—	(1.10)	78.11	(0.38)		120,176	0.76		0.76		1.34		22

For the Year Ended December 31, 2017
IA	$67.55	$1.30		$12.10		$13.40	$(1.38)	$—	$(1.38)	$79.57	19.85%		$1,378,245	0.52%		0.52%		1.76%		14%
IB	67.53	1.11		12.08		13.19	(1.18)	—	(1.18)	79.54	19.54		143,370	0.77		0.77		1.51		14

For the Year Ended December 31, 2016
IA	$64.06	$1.14		$3.61		$4.75	$(1.26)	$—	$(1.26)	$67.55	7.41%		$1,312,626	0.52%		0.52%		1.72%		29%
IB	64.03	0.97		3.61		4.58	(1.08)	—	(1.08)	67.53	7.14		140,317	0.77		0.77		1.47		29

Hartford Total Return Bond HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$11.98	$0.12		$(0.25)		$(0.13)	$—	$—	$—	$11.85	(1.09	)%(4)	$2,098,493	0.50	%(5)	0.50	%(5)	2.07	%(5)	35	%(11)
IB	11.91	0.11		(0.25)		(0.14)	—	—	—	11.77	(1.18	)(4)	253,661	0.75	(5)	0.75	(5)	1.82	(5)	35	(11)

For the Year Ended December 31, 2020
IA	$11.44	$0.29		$0.73		$1.02	$(0.45)	$(0.03)	$(0.48)	$11.98	9.03%		$2,110,986	0.51%		0.51%		2.45%		62	%(11)
IB	11.38	0.26		0.72		0.98	(0.42)	(0.03)	(0.45)	11.91	8.71		265,900	0.76		0.76		2.19		62	(11)

For the Year Ended December 31, 2019
IA	$10.76	$0.36	(12)	$0.77	(12)	$1.13	$(0.45)	$—	$(0.45)	$11.44	10.65%		$1,873,182	0.51%		0.51%		3.16	%(12)	61%
IB	10.70	0.33	(12)	0.77	(12)	1.10	(0.42)	—	(0.42)	11.38	10.32		214,338	0.76		0.76		2.91	(12)	61

For the Year Ended December 31, 2018
IA	$11.32	$0.35		$(0.43)		$(0.08)	$(0.44)	$(0.04)	$(0.48)	$10.76	(0.81)%		$1,871,299	0.51%		0.51%		3.23%		53%
IB	11.25	0.33		(0.43)		(0.10)	(0.41)	(0.04)	(0.45)	10.70	(0.91)		215,123	0.76		0.76		2.98		53

For the Year Ended December 31, 2017
IA	$11.09	$0.34		$0.23		$0.57	$(0.34)	$—	$(0.34)	$11.32	5.16%		$2,157,506	0.51%		0.51%		2.99%		89%
IB	11.03	0.31		0.22		0.53	(0.31)	—	(0.31)	11.25	4.80		248,785	0.76		0.76		2.74		89

For the Year Ended December 31, 2016
IA	$10.93	$0.36		$0.13		$0.49	$(0.29)	$(0.04)	$(0.33)	$11.09	4.49%		$2,244,505	0.52%		0.52%		3.16%		36%
IB	10.87	0.33		0.13		0.46	(0.26)	(0.04)	(0.30)	11.03	4.22		262,187	0.77		0.77		2.91		36

The accompanying notes are an integral part of these financial statements.

101

Hartford HLS Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Ultrashort Bond HLS Fund

For the Six-Month Period Ended June 30, 2021 (Unaudited)
IA	$10.09	$0.01		$(0.01)		$—	$—	$—	$—	$10.09	0.00	%(4)	$638,240	0.43	%(5)	0.43	%(5)	0.22	%(5)	35%
IB	10.09	0.00	(9)	(0.01)		(0.01)	—	—	—	10.08	(0.10	)(4)	101,974	0.68	(5)	0.68	(5)	(0.02	)(5)	35

For the Year Ended December 31, 2020
IA	$10.19	$0.10		$0.05		$0.15	$(0.25)	$—	$(0.25)	$10.09	1.44%		$657,375	0.46%		0.46%		0.95%		76%
IB	10.18	0.07		0.06		0.13	(0.22)	—	(0.22)	10.09	1.27		110,250	0.71		0.71		0.67		76

For the Year Ended December 31, 2019
IA	$10.10	$0.23		$0.05		$0.28	$(0.19)	$—	$(0.19)	$10.19	2.81%		$393,590	0.45%		0.45%		2.21%		70%
IB	10.09	0.20		0.06		0.26	(0.17)	—	(0.17)	10.18	2.54		57,142	0.70		0.70		1.96		70

For the Year Ended December 31, 2018
IA	$10.06	$0.18		$(0.02)		$0.16	$(0.12)	$—	$(0.12)	$10.10	1.57%		$437,160	0.45%		0.45%		1.77%		51%
IB	10.05	0.15		(0.02)		0.13	(0.09)	—	(0.09)	10.09	1.27		64,859	0.70		0.70		1.52		51

For the Year Ended December 31, 2017
IA	$10.04	$0.10		$—	(10)	$0.10	$(0.08)	$—	$(0.08)	$10.06	1.01%		$460,643	0.45%		0.45%		1.00%		60%
IB	10.02	0.07		0.01	(10)	0.08	(0.05)	—	(0.05)	10.05	0.80		65,424	0.70		0.70		0.75		60

For the Year Ended December 31, 2016
IA	$9.99	$0.06		$0.04		$0.10	$(0.05)	$—	$(0.05)	$10.04	0.97%		$533,091	0.45%		0.45%		0.61%		51%
IB	9.97	0.04		0.02		0.06	(0.01)	—	(0.01)	10.02	0.64		78,658	0.70		0.70		0.35		51

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 25% for the six-month period ended June 30, 2021 and 48% for the year ended December 31, 2020.

(7)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and a decrease to ratio of net investment income to average net assets for less than 0.005% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.

(8)	Commenced operations on September 18, 2020.
(9)	Amount is less than $ 0.01 per share.
(10)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(11)

Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 265% for the six-month period ended June 30, 2021 and 564% for the year ended December 31, 2020.

(12)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.

(13)	Amount is less than 0.01%.

The accompanying notes are an integral part of these financial statements.

102

Hartford HLS Funds

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.	Organization:

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of eleven and one series, respectively, as of June 30, 2021. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Series Fund, Inc.:

Hartford Balanced HLS Fund (the “Balanced HLS Fund”)

Hartford Capital Appreciation HLS Fund (the “Capital Appreciation HLS Fund”)

Hartford Disciplined Equity HLS Fund (the “Disciplined Equity HLS Fund”)

Hartford Dividend and Growth HLS Fund (the “Dividend and Growth HLS Fund”)

Hartford Healthcare HLS Fund (the “Healthcare HLS Fund”)

Hartford International Opportunities HLS Fund (the “International Opportunities HLS Fund”)

Hartford MidCap HLS Fund (the “MidCap HLS Fund”)

Hartford Small Company HLS Fund (the “Small Company HLS Fund”)

Hartford Stock HLS Fund (the “Stock HLS Fund”)

Hartford Total Return Bond HLS Fund (the “Total Return Bond HLS Fund”)

Hartford Ultrashort Bond HLS Fund (the “Ultrashort Bond HLS Fund”)

Hartford HLS Series Fund II, Inc.:

Hartford Small Cap Growth HLS Fund (the “Small Cap Growth HLS Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.

Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. For more information, please see the Funds’ prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. With respect to each Fund, the NAV of each class of the Fund’s shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

103

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to

104

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

105

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non class-specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2021.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of June 30, 2021.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. Unfunded loan commitments, and the obligations to future funding, are recored as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

106

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2021.

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2021.

e)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2021.

f)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company’s Board of Directors has delegated to the sub-adviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of June 30, 2021.

g)

Special Purpose Acquisition Companies – A Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale. A Fund may enter into a contingent commitment with a SPAC to purchase shares of private investments in public equity investments (“PIPE”) if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The Small Company HLS Fund had contingent commitments outstanding of approximately $9,267,000 to purchase PIPE shares as of June 30, 2021.

107

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended June 30, 2021, each of Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended June 30, 2021, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

108

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

During the six-month period ended June 30, 2021, Total Return Bond HLS Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

109

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended June 30, 2021, Total Return Bond HLS Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended June 30, 2021, Total Return Bond HLS Fund had used Interest Rate Swap Contracts.

e)	Additional Derivative Instrument Information:

Balanced HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$40,240	$—	$—	$—	$—	$—	$40,240

Total	$40,240	$—	$—	$—	$—	$—	$40,240

(1)

Amount represents the cumulative unrealized depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$587,785	$—	$—	$—	$—	$—	$587,785

Total	$587,785	$—	$—	$—	$—	$—	$587,785

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(31,232)	$—	$—	$—	$—	$—	$(31,232)

Total	$(31,232)	$—	$—	$—	$—	$—	$(31,232)

For the period ended June 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Future Contracts Number of Short Contracts	(60)

110

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Capital Appreciation HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$3,194,106	$—	$—	$3,194,106

Total	$—	$—	$—	$3,194,106	$—	$—	$3,194,106

(1)

Amount represents the cumulative unrealized appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$6,557,027	$—	$—	$6,557,027

Total	$—	$—	$—	$6,557,027	$—	$—	$6,557,027

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,287,981	$—	$—	$1,287,981

Total	$—	$—	$—	$1,287,981	$—	$—	$1,287,981

For the period ended June 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Future Contracts Number of Long Contracts	265

Total Return Bond HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$866,055	$—	$—	$—	$—	$—	$866,055
Unrealized appreciation on futures contracts(1)	2,355,245	—	—	—	—	—	2,355,245
Unrealized appreciation on foreign currency contracts	—	1,898,330	—	—	—	—	1,898,330
Unrealized appreciation on swap contracts(2)	387,945	—	272,430	—	—	—	660,375

Total	$3,609,245	$1,898,330	$272,430	$—	$—	$—	$5,780,005

Liabilities:
Unrealized depreciation on futures contracts(1)	$6,216,987	$—	$—	$—	$—	$—	$6,216,987
Unrealized depreciation on foreign currency contracts	—	85,154	—	—	—	—	85,154
Written options, market value	869,905	—	—	—	—	—	869,905
Unrealized depreciation on swap contracts(2)	—	—	3,906,447	—	—	—	3,906,447

Total	$7,086,892	$85,154	$3,906,447	$—	$—	$—	$11,078,493

(1)

Amount represents the cumulative unrealized appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative unrealized appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

111

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Total Return Bond HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$8,355,480	$—	$—	$—	$—	$—	$8,355,480
Net realized gain (loss) on written options contracts	2,423,476	—	—	—	—	—	2,423,476
Net realized gain (loss) on swap contracts	(559,485)	—	1,242,652	—	—	—	683,167
Net realized gain (loss) on foreign currency contracts	—	708,525	—	—	—	—	708,525

Total	$10,219,471	$708,525	$1,242,652	$—	$—	$—	$12,170,648

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(1,775,124)	$—	$—	$—	$—	$—	$(1,775,124)
Net change in unrealized appreciation (depreciation) of futures contracts	(4,715,814)	—	—	—	—	—	(4,715,814)
Net change in unrealized appreciation (depreciation) of written options contracts	599,185	—	—	—	—	—	599,185
Net change in unrealized appreciation (depreciation) of swap contracts	315,491	—	(1,863,172)	—	—	—	(1,547,681)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	2,254,601	—	—	—	—	2,254,601

Total	$(5,576,262)	$2,254,601	$(1,863,172)	$—	$—	$—	$(5,184,833)

For the period ended June 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	107,788,500
Future Contracts Number of Long Contracts	1,262
Future Contracts Number of Short Contracts	(3,236)
Written Options at Notional Amount	(343,411,000)
Swap Contracts at Notional Amount	$2,487,195,173
Foreign Currency Contracts Purchased at Contract Amount	$3,078,999
Foreign Currency Contracts Sold at Contract Amount	$84,202,418

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of June 30, 2021:

Balanced HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(40,240)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(40,240)

Derivatives not subject to a MNA	—	40,240

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

112

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Capital Appreciation HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$3,194,106	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,194,106	—

Derivatives not subject to a MNA	(3,194,106)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Total Return Bond HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,898,330	$(85,154)
Futures contracts	2,355,245	(6,216,987)
Purchased options	866,055	—
Swap contracts	660,375	(3,906,447)
Written options	—	(869,905)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,780,005	(11,078,493)

Derivatives not subject to a MNA	(3,015,620)	6,326,883

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,764,385	$(4,751,610)

Total Return Bond HLS Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$470,112	$(443,513)	$—	$—	$26,599
Barclays	85,303	(85,303)	—	—	—
BNP Paribas Securities Services	39,290	—	—	—	39,290
Citibank NA	1,966,857	(511,546)	—	—	1,455,311
Goldman Sachs & Co.	10,422	(10,422)	—	—	—
JP Morgan Chase & Co.	46,245	(4,969)	—	—	41,276
Morgan Stanley	146,156	(146,156)	—	—	—

Total	$2,764,385	$(1,201,909)	$—	$—	$1,562,476

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(443,513)	$443,513	$—	$—	$—
Barclays	(111,380)	85,303	—	—	(26,077)
Citibank NA	(511,546)	511,546	—	—	—
Credit Suisse First Boston Corp.	(901,359)	—	901,359	—	—
Deutsche Bank Securities, Inc.	(246,800)	—	246,800	—	—
Goldman Sachs & Co.	(1,169,426)	10,422	1,159,004	—	—
JP Morgan Chase & Co.	(4,969)	4,969	—	—	—
Morgan Stanley	(1,362,617)	146,156	1,216,461	—	—

Total	$(4,751,610)	$1,201,909	$3,523,624	$—	$(26,077)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

113

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize one or more London Interbank Offered Rates (collectively, “LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations. The use of certain LIBORs is expected to be phased out by the end of 2021. However, it is possible that certain LIBORs may continue beyond 2021 and the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on a Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to the end of 2021 with respect to certain LIBORs or mid-2023 for the remaining LIBORs.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

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b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Balanced HLS Fund	$1,580,751,011	$640,793,022	$(6,258,638)	$634,534,384
Capital Appreciation HLS Fund	3,412,338,913	1,259,277,020	(45,403,480)	1,213,873,540
Disciplined Equity HLS Fund	2,218,267,820	1,139,716,650	(9,837,786)	1,129,878,864
Dividend and Growth HLS Fund	2,318,046,289	1,620,988,850	(14,717,148)	1,606,271,702
Healthcare HLS Fund	154,566,814	73,355,609	(4,885,122)	68,470,487
International Opportunities HLS Fund	971,842,700	275,649,421	(13,809,117)	261,840,304
MidCap HLS Fund	1,526,664,052	855,039,663	(27,690,152)	827,349,511
Small Cap Growth HLS Fund	993,947,243	516,904,239	(39,116,121)	477,788,118
Small Company HLS Fund	490,674,360	141,980,783	(20,979,976)	121,000,807
Stock HLS Fund	878,536,309	685,792,215	—	685,792,215
Total Return Bond HLS Fund	2,993,491,448	85,636,796	(60,897,357)	24,739,439
Ultrashort Bond HLS Fund	759,716,852	1,329,749	(186,441)	1,143,308

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At December 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
International Opportunities HLS Fund	$30,718,898	$—
Ultrashort Bond HLS Fund	51,233	11,089,905

Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, MidCap HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund and Stock HLS Fund had no capital loss carryforwards for U.S. federal income tax purposes as of December 31, 2020.

During the year ended December 31, 2020, the Total Return Bond HLS Fund and Ultrashort HLS Fund utilized $17,169,893 and $248,103 of prior year capital loss carryforwards, respectively.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund(1)	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion

Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

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Fund	Management Fee Rates
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion

Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion

Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

(1)

For the period January 1, 2021 through June 30, 2021, HFMC waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets.

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to

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the fund accounting agreement, each Fund pays HFMC a fee. Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’ average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee. For the period January 1, 2021 through April 30, 2021, HFMC received the following fee with respect to each Fund: any sub-accounting fee payable by HFMC plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.

d)

Fees Paid Indirectly – Hartford HLS Series Fund II, Inc., on behalf of Hartford Small Cap Growth HLS Fund, and Hartford Series Fund, Inc., on behalf of its series except Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds’ expenses. For the six-month period ended June 30, 2021, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.62%	0.87%	N/A
Capital Appreciation HLS Fund	0.67%	0.92%	1.17%
Disciplined Equity HLS Fund	0.59%	0.84%	1.09%
Dividend and Growth HLS Fund	0.65%	0.90%	N/A
Healthcare HLS Fund	0.90%	1.16%	N/A
International Opportunities HLS Fund	0.73%	0.98%	N/A
MidCap HLS Fund	0.69%	0.94%	N/A
Small Cap Growth HLS Fund	0.63%	0.88%	N/A
Small Company HLS Fund	0.77%	1.02%	N/A
Stock HLS Fund	0.51%	0.76%	N/A
Total Return Bond HLS Fund	0.50%	0.75%	N/A
Ultrashort Bond HLS Fund	0.43%	0.68%	N/A

e)

Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. Each Company, on behalf of its respective Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares and Hartford Series Fund, Inc. on behalf of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.

Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.

Each Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)

Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

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g)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2021, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced HLS Fund	$989
Capital Appreciation HLS Fund	2,111
Disciplined Equity HLS Fund	1,511
Dividend and Growth HLS Fund	1,754
Healthcare HLS Fund	98
International Opportunities HLS Fund	572
MidCap HLS Fund	1,124
Small Cap Growth HLS Fund	676
Small Company HLS Fund	287
Stock HLS Fund	703
Total Return Bond HLS Fund	1,093
Ultrashort Bond HLS Fund	359

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and DST Asset Manager Solutions, Inc. (“DST”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended June 30, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class IA		Class IB		Class IC
Balanced HLS Fund	0.00	%*	0.00	%*	N/A
Capital Appreciation HLS Fund	0.00	%*	0.00	%*	0.00	%*
Disciplined Equity HLS Fund	0.00	%*	0.00	%*	0.00	%*
Dividend and Growth HLS Fund	0.00	%*	0.00	%*	N/A
Healthcare HLS Fund	0.00	%*	0.00	%*	N/A
International Opportunities HLS Fund	0.00	%*	0.00	%*	N/A
MidCap HLS Fund	0.00	%*	0.00	%*	N/A
Small Cap Growth HLS Fund	0.00	%*	0.00	%*	N/A
Small Company HLS Fund	0.00	%*	0.00	%*	N/A
Stock HLS Fund	0.00	%*	0.00	%*	N/A
Total Return Bond HLS Fund	0.00	%*	0.00	%*	N/A
Ultrashort Bond HLS Fund	0.00	%*	0.00	%*	N/A

*	Percentage rounds to zero

8.	Securities Lending:

Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective.

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The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of June 30, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Balanced HLS Fund	$37,361,513	$(37,361,513)	$—
Capital Appreciation HLS Fund	42,604,710	(42,604,710)	—
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	44,508,755	(44,508,755)	—
Healthcare HLS Fund	9,926,984	(9,926,984)	—
International Opportunities HLS Fund	3,639,935	(3,639,935)	—
MidCap HLS Fund	32,922,067	(32,922,067)	—
Small Cap Growth HLS Fund	2,407,711	(2,407,711)	—
Small Company HLS Fund	17,779,296	(17,779,296)	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	7,618,776	(7,618,776)	—
Ultrashort Bond HLS Fund	19,639,152	(19,639,152)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Balanced HLS Fund	$38,471,716	$—
Capital Appreciation HLS Fund	43,633,524	690,408
Disciplined Equity HLS Fund	—	—
Dividend and Growth HLS Fund	45,697,636	—
Healthcare HLS Fund	10,282,792	1
International Opportunities HLS Fund	—	4,073,397
MidCap HLS Fund	33,358,132	7
Small Cap Growth HLS Fund	4,646,413	—
Small Company HLS Fund	18,023,632	438
Stock HLS Fund	—	—
Total Return Bond HLS Fund	7,842,457	—
Ultrashort Bond HLS Fund	20,056,992	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Balanced HLS Fund
Securities Lending Transactions(1)
Common Stocks	$38,446,920	$—	$—	$—	$38,446,920
Corporate Bonds	19,615	—	—	—	19,615
Municipal Bonds	5,181	—	—	—	5,181

Total Borrowings	$38,471,716	$—	$—	$—	$38,471,716

Gross amount of recognized liabilities for securities lending transactions					$38,471,716

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	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Capital Appreciation HLS Fund
Securities Lending Transactions(1)
Common Stocks	$43,633,524	$—	$—	$—	$43,633,524

Total Borrowings	$43,633,524	$—	$—	$—	$43,633,524

Gross amount of recognized liabilities for securities lending transactions					$43,633,524

Dividend and Growth HLS Fund
Securities Lending Transactions(1)
Common Stocks	$45,697,636	$—	$—	$—	$45,697,636

Total Borrowings	$45,697,636	$—	$—	$—	$45,697,636

Gross amount of recognized liabilities for securities lending transactions					$45,697,636

Healthcare HLS Fund
Securities Lending Transactions(1)
Common Stocks	$10,282,792	$—	$—	$—	$10,282,792

Total Borrowings	$10,282,792	$—	$—	$—	$10,282,792

Gross amount of recognized liabilities for securities lending transactions					$10,282,792

MidCap HLS Fund
Securities Lending Transactions(1)
Common Stocks	$33,358,132	$—	$—	$—	$33,358,132

Total Borrowings	$33,358,132	$—	$—	$—	$33,358,132

Gross amount of recognized liabilities for securities lending transactions					$33,358,132

Small Cap Growth HLS Fund
Securities Lending Transactions(1)
Common Stocks	$4,646,413	$—	$—	$—	$4,646,413

Total Borrowings	$4,646,413	$—	$—	$—	$4,646,413

Gross amount of recognized liabilities for securities lending transactions					$4,646,413

Small Company HLS Fund
Securities Lending Transactions(1)
Common Stocks	$18,023,632	$—	$—	$—	$18,023,632

Total Borrowings	$18,023,632	$—	$—	$—	$18,023,632

Gross amount of recognized liabilities for securities lending transactions					$18,023,632

Total Return Bond HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$3,738,571	$—	$—	$—	$3,738,571
Municipal Bonds	4,103,886	—	—	—	4,103,886

Total Borrowings	$7,842,457	$—	$—	$—	$7,842,457

Gross amount of recognized liabilities for securities lending transactions					$7,842,457

Ultrashort Bond HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$4,756,351	$—	$—	$—	$4,756,351
Short-Term Investments	15,300,641	—	—	—	15,300,641

Total Borrowings	$20,056,992	$—	$—	$—	$20,056,992

Gross amount of recognized liabilities for securities lending transactions					$20,056,992

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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10.	Affiliated Security Transactions:

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six-month period ended June 30, 2021, Balanced HLS Fund, Capital Appreciation HLS Fund, Small Company HLS Fund, and Stock HLS Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below:

A summary of affiliate fund transactions for the six-month period ended June 30, 2021 follows:

Affiliated Investments	Beginning Value as of January 1, 2021	Purchases at Cost	Proceeds from Sales	Return of Capital	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income	Capital Gain Distributions
Balanced HLS Fund
Allstar Co.(1)	$13,925,618	$—	$—	$(2,510,647)	$1,808,515	$13,223,486	11,702,200	$—	$7,160,155

Capital Appreciation HLS Fund
Allstar Co.(1)	10,057,523	—	—	(1,813,267)	1,306,165	9,550,421	8,451,700	—	5,171,295

Small Company HLS Fund
Allstar Co.(1)	5,016,400	—	—	(1,076,242)	775,258	5,668,532	5,016,400	—	3,069,356

Stock HLS Fund
Allstar Co.(1)	11,233,719	—	—	(2,025,320)	1,458,914	10,667,313	9,440,100	—	5,776,065

[1]

Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Funds’ holdings in Allstar Co., the Funds have indirect exposure to Academy Sports & Outdoors, Inc.; however, no Fund has direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.

11.	Investment Transactions:

For the six-month period ended June 30, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$350,285,720	$489,763,466	$163,437,000	$111,216,837	$513,722,720	$600,980,303
Capital Appreciation HLS Fund	1,304,460,322	1,655,210,595	—	—	1,304,460,322	1,655,210,595
Disciplined Equity HLS Fund	294,738,123	518,893,898	—	—	294,738,123	518,893,898
Dividend and Growth HLS Fund	463,873,123	662,472,364	—	—	463,873,123	662,472,364
Healthcare HLS Fund	45,763,333	82,493,349	—	—	45,763,333	82,493,349
International Opportunities HLS Fund	680,102,935	753,650,897	—	—	680,102,935	753,650,897
MidCap HLS Fund	266,819,449	646,022,914	—	—	266,819,449	646,022,914
Small Cap Growth HLS Fund	373,961,755	417,133,065	—	—	373,961,755	417,133,065
Small Company HLS Fund	375,915,208	395,991,397	—	—	375,915,208	395,991,397
Stock HLS Fund	79,206,769	138,779,943	—	—	79,206,769	138,779,943
Total Return Bond HLS Fund	566,760,807	409,874,402	309,400,506	404,602,733	876,161,313	814,477,135
Ultrashort Bond HLS Fund	200,589,451	160,063,767	—	24,580,964	200,589,451	184,644,731

12.	Capital Share Transactions:

The following information is for the six-month period ended June 30, 2021, and the year ended December 31, 2020:

	For the Six-Month Period Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	272,850	$8,955,532	463,624	$13,833,883
Shares Issued for Reinvested Dividends	—	—	3,884,716	117,833,855
Shares Redeemed	(3,129,843)	(104,306,289)	(8,115,089)	(236,999,427)

Net Increase (Decrease)	(2,856,993)	(95,350,757)	(3,766,749)	(105,331,689)

Class IB
Shares Sold	65,285	$2,245,969	182,220	$5,357,315
Shares Issued for Reinvested Dividends	—	—	492,030	15,165,622
Shares Redeemed	(454,154)	(15,356,125)	(1,160,144)	(34,724,037)

Net Increase (Decrease)	(388,869)	(13,110,156)	(485,894)	(14,201,100)

Total Net Increase (Decrease)	(3,245,862)	$(108,460,913)	(4,252,643)	$(119,532,789)

121

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

	For the Six-Month Period Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Capital Appreciation HLS Fund
Class IA
Shares Sold	91,693	$4,958,114	721,760	$30,111,727
Shares Issued for Reinvested Dividends	—	—	6,153,343	302,064,553
Shares Redeemed	(6,430,638)	(348,390,137)	(12,824,006)	(588,774,139)

Net Increase (Decrease)	(6,338,945)	(343,432,023)	(5,948,903)	(256,597,859)

Class IB
Shares Sold	24,980	$1,337,052	77,971	$3,386,267
Shares Issued for Reinvested Dividends	—	—	763,653	36,702,247
Shares Redeemed	(726,012)	(38,688,585)	(1,752,071)	(79,080,131)

Net Increase (Decrease)	(701,032)	(37,351,533)	(910,447)	(38,991,617)

Class IC
Shares Sold	36,205	$1,921,208	109,094	$4,638,398
Shares Issued for Reinvested Dividends	—	—	57,916	2,791,605
Shares Redeemed	(57,610)	(3,116,085)	(167,473)	(7,317,160)

Net Increase (Decrease)	(21,405)	(1,194,877)	(463)	112,843

Total Net Increase (Decrease)	(7,061,382)	$(381,978,433)	(6,859,813)	$(295,476,633)

Disciplined Equity HLS Fund
Class IA
Shares Sold	662,800	$12,702,716	871,713	$13,103,167
Issued in Merger	—	—	129,357,267	1,984,198,184
Shares Issued for Reinvested Dividends	—	—	3,082,442	49,655,221
Shares Redeemed	(10,631,064)	(196,819,243)	(13,965,491)	(222,397,851)

Net Increase (Decrease)	(9,968,264)	(184,116,527)	119,345,931	1,824,558,721

Class IB
Shares Sold	203,175	$3,683,989	349,171	$5,277,671
Issued in Merger	—	—	18,002,182	271,721,336
Shares Issued for Reinvested Dividends	—	—	414,463	6,547,645
Shares Redeemed	(2,153,705)	(39,107,467)	(2,529,397)	(39,629,490)

Net Increase (Decrease)	(1,950,530)	(35,423,478)	16,236,419	243,917,162

Class IC(1)
Shares Sold	87,427	$1,574,992	117,394	$1,880,604
Issued in Merger	—	—	4,834,998	74,163,528
Shares Issued for Reinvested Dividends	—	—	6,875	117,970
Shares Redeemed	(307,561)	(5,686,141)	(448,131)	(7,235,901)

Net Increase (Decrease)	(220,134)	(4,111,149)	4,511,136	68,926,201

Total Net Increase (Decrease)	(12,138,928)	$(223,651,154)	140,093,486	$2,137,402,084

Dividend and Growth HLS Fund
Class IA
Shares Sold	1,730,342	$42,447,136	4,782,749	$93,344,076
Issued in Merger	—	—	13,589,222	269,867,004
Shares Issued for Reinvested Dividends	—	—	9,126,278	188,905,832
Shares Redeemed	(9,874,723)	(239,501,569)	(19,396,365)	(392,709,464)

Net Increase (Decrease)	(8,144,381)	(197,054,433)	8,101,884	159,407,448

Class IB
Shares Sold	161,777	$4,003,436	408,486	$7,910,412
Issued in Merger	—	—	2,450,597	48,281,905
Shares Issued for Reinvested Dividends	—	—	1,166,860	23,940,435
Shares Redeemed	(1,469,957)	(35,569,614)	(3,207,847)	(65,102,417)

Net Increase (Decrease)	(1,308,180)	(31,566,178)	818,096	15,030,335

Total Net Increase (Decrease)	(9,452,561)	$(228,620,611)	8,919,980	$174,437,783

122

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

	For the Six-Month Period Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Healthcare HLS Fund
Class IA
Shares Sold	190,928	$4,709,430	983,895	$22,817,641
Shares Issued for Reinvested Dividends	—	—	1,521,984	32,813,967
Shares Redeemed	(1,523,281)	(37,657,120)	(2,612,369)	(58,049,269)

Net Increase (Decrease)	(1,332,353)	(32,947,690)	(106,490)	(2,417,661)

Class IB
Shares Sold	29,393	$658,095	83,624	$1,818,539
Shares Issued for Reinvested Dividends	—	—	402,553	7,990,683
Shares Redeemed	(200,400)	(4,525,545)	(396,797)	(8,560,073)

Net Increase (Decrease)	(171,007)	(3,867,450)	89,380	1,249,149

Total Net Increase (Decrease)	(1,503,360)	$(36,815,140)	(17,110)	$(1,168,512)

International Opportunities HLS Fund
Class IA
Shares Sold	2,837,461	$57,131,685	3,733,213	$58,178,266
Shares Issued for Reinvested Dividends	—	—	1,070,393	18,153,869
Shares Redeemed	(4,322,730)	(87,972,927)	(14,857,669)	(224,032,772)

Net Increase (Decrease)	(1,485,269)	(30,841,242)	(10,054,063)	(147,700,637)

Class IB
Shares Sold	183,960	$3,790,713	622,719	$9,711,097
Shares Issued for Reinvested Dividends	—	—	116,682	2,009,265
Shares Redeemed	(1,883,937)	(38,344,784)	(1,593,271)	(25,857,411)

Net Increase (Decrease)	(1,699,977)	(34,554,071)	(853,870)	(14,137,049)

Total Net Increase (Decrease)	(3,185,246)	$(65,395,313)	(10,907,933)	$(161,837,686)

MidCap HLS Fund
Class IA
Shares Sold	1,351,782	$62,265,289	7,840,237	$280,770,150
Issued in Merger	—	—	7,689,933	268,563,986
Shares Issued for Reinvested Dividends	—	—	4,755,353	177,950,463
Shares Redeemed	(9,678,863)	(442,036,874)	(19,145,157)	(692,739,283)

Net Increase (Decrease)	(8,327,081)	(379,771,585)	1,140,366	34,545,316

Class IB
Shares Sold	54,922	$2,428,565	101,031	$3,526,835
Issued in Merger	—	—	2,059,953	69,216,484
Shares Issued for Reinvested Dividends	—	—	160,481	5,921,123
Shares Redeemed	(361,510)	(16,048,254)	(445,822)	(15,478,345)

Net Increase (Decrease)	(306,588)	(13,619,689)	1,875,643	63,186,097

Total Net Increase (Decrease)	(8,633,669)	$(393,391,274)	3,016,009	$97,731,413

Small Cap Growth HLS Fund
Class IA
Shares Sold	1,888,866	$75,392,771	12,905,007	$408,467,832
Shares Issued for Reinvested Dividends	—	—	905,166	26,838,172
Shares Redeemed	(3,067,673)	(121,893,498)	(13,831,962)	(401,010,236)

Net Increase (Decrease)	(1,178,807)	(46,500,727)	(21,789)	34,295,768

Class IB
Shares Sold	945,939	$35,908,590	1,326,101	$35,875,838
Shares Issued for Reinvested Dividends	—	—	464,566	13,179,751
Shares Redeemed	(455,758)	(17,150,004)	(9,636,215)	(309,485,039)

Net Increase (Decrease)	490,181	18,758,586	(7,845,548)	(260,429,450)

Total Net Increase (Decrease)	(688,626)	$(27,742,141)	(7,867,337)	$(226,133,682)

123

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

	For the Six-Month Period Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Small Company HLS Fund
Class IA
Shares Sold	555,097	$16,096,686	1,913,031	$40,535,223
Shares Issued for Reinvested Dividends	—	—	2,771,599	57,898,706
Shares Redeemed	(1,928,485)	(55,043,678)	(131,137,236)	(224,841,016)
Shares Redeemed-In-Kind	—	—	118,163,289	8,160,448

Net Increase (Decrease)	(1,373,388)	(38,946,992)	(8,289,317)	(118,246,639)

Class IB
Shares Sold	71,175	$1,802,559	306,996	$5,854,788
Shares Issued for Reinvested Dividends	—	—	430,749	7,955,937
Shares Redeemed	(266,892)	(6,748,338)	(739,598)	(14,116,137)

Net Increase (Decrease)	(195,717)	(4,945,779)	(1,853)	(305,412)

Total Net Increase (Decrease)	(1,569,105)	$(43,892,771)	(8,291,170)	$(118,552,051)

Stock HLS Fund
Class IA
Shares Sold	30,518	$3,004,448	128,003	$11,104,343
Shares Issued for Reinvested Dividends	—	—	1,177,561	105,830,873
Shares Redeemed	(797,860)	(79,700,445)	(1,925,885)	(170,878,722)

Net Increase (Decrease)	(767,342)	(76,695,997)	(620,321)	(53,943,506)

Class IB
Shares Sold	10,672	$1,043,055	24,218	$2,147,184
Shares Issued for Reinvested Dividends	—	—	111,445	9,984,196
Shares Redeemed	(98,597)	(9,859,747)	(224,707)	(19,952,176)

Net Increase (Decrease)	(87,925)	(8,816,692)	(89,044)	(7,820,796)

Total Net Increase (Decrease)	(855,267)	$(85,512,689)	(709,365)	$(61,764,302)

Total Return Bond HLS Fund
Class IA
Shares Sold	11,614,720	$136,394,116	20,755,656	$245,650,273
Issued in Merger	—	—	14,803,748	174,093,559
Shares Issued for Reinvested Dividends	—	—	6,284,955	73,659,677
Shares Redeemed	(10,720,815)	(125,990,367)	(29,332,474)	(340,396,565)

Net Increase (Decrease)	893,905	10,403,749	12,511,885	153,006,944

Class IB
Shares Sold	878,182	$10,316,655	1,645,801	$19,277,272
Issued in Merger	—	—	4,561,022	53,376,276
Shares Issued for Reinvested Dividends	—	—	685,542	8,000,272
Shares Redeemed	(1,643,640)	(19,203,248)	(3,405,677)	(39,470,211)

Net Increase (Decrease)	(765,458)	(8,886,593)	3,486,688	41,183,609

Total Net Increase (Decrease)	128,447	$1,517,156	15,998,573	$194,190,553

Ultrashort Bond HLS Fund
Class IA
Shares Sold	3,422,822	$34,544,423	8,591,367	$87,618,814
Issued in Merger	—	—	28,051,003	283,115,967
Shares Issued for Reinvested Dividends	—	—	922,529	9,308,313
Shares Redeemed	(5,300,707)	(53,510,074)	(11,084,794)	(112,618,470)

Net Increase (Decrease)	(1,877,885)	(18,965,651)	26,480,105	267,424,624

Class IB
Shares Sold	498,842	$5,031,043	1,920,976	$19,540,532
Issued in Merger	—	—	5,629,838	56,835,464
Shares Issued for Reinvested Dividends	—	—	120,975	1,220,637
Shares Redeemed	(1,303,782)	(13,148,525)	(2,358,660)	(23,936,591)

Net Increase (Decrease)	(804,940)	(8,117,482)	5,313,129	53,660,042

Total Net Increase (Decrease)	(2,682,825)	$(27,083,133)	31,793,234	$321,084,666

(1)	Commenced operations on September 18, 2020.

124

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From January 1, 2021 through March 4, 2021, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended June 30, 2021, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Companies, on behalf of their respective Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended December 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended December 31, 2018 and December 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on December 31, 2018 and December 31, 2019 and through February 26, 2020 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of each Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended December 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Companies or their respective Boards of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

125

Hartford HLS Funds

Operation of the Liquidity Risk Management Program (Unaudited)

This section describes the operation and effectiveness of the Liquidity Risk Management Program (“LRM Program”) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The LRM Program seeks to assess and manage each Fund’s liquidity risk. The Liquidity Rule generally defines liquidity risk as the risk that a Fund could not meet its obligation to redeem shares without significant dilution of the non-redeeming investors’ interests in the Fund. The Boards of Directors (“Board”) of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. have appointed Hartford Funds Management Company, LLC (“HFMC”) to serve as the administrator of the LRM Program with respect to each of the Funds, subject to the oversight of the Board. In order to efficiently and effectively administer the LRM Program, HFMC established a Liquidity Risk Oversight Committee.

The LRM Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the assessment and periodic review (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the classification and periodic review (no less frequently than monthly) of each Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) the determination of a minimum percentage of each Fund’s assets that generally will be invested in highly liquid investments (“HLIM”); (5) the periodic review (no less frequently than annually) of the HLIM and the adoption and implementation of policies and procedures for responding to a shortfall of a Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held May 11-13, 2021, HFMC provided an annual written report to the Board covering the period from April 1, 2020 through March 31, 2021. The annual report addressed important aspects of the LRM Program, including, but not limited to:

•	the operation of the LRM Program (and related policies and procedures utilized in connection with management of the Funds’ liquidity risk);

•	an assessment of the adequacy and effectiveness of the LRM Program’s (and related policies and procedures’) implementation;

•	the operation, and assessment of the adequacy and effectiveness, of each Fund’s HLIM;

•

whether the third-party liquidity vendor’s (“LRM Program Vendor”) processes for determining preliminary liquidity classifications, including the particular methodologies or factors used and metrics analyzed by the LRM Program Vendor, are sufficient under the Liquidity Rule and appropriate in light of each Fund’s specific circumstances; and

•	any material changes to the LRM Program.

In addition, HFMC provides a quarterly report on the LRM Program at each quarterly meeting of the Board’s Compliance and Risk Oversight Committee. The quarterly report included information regarding the Funds’ liquidity as measured by established parameters, a summary of developments within the capital markets that may impact liquidity, and other factors that may impact liquidity. Among other things, HFMC reports any changes to a Fund’s HLIM.

From April 1, 2020 through March 31, 2021, HFMC did not increase or reduce the HLIM for any Fund.

Based on its review and assessment, HFMC has concluded that the LRM Program is operating effectively to assess and manage the liquidity risk of each Fund and that the LRM Program has been and continues to be adequately and effectively implemented with respect to each Fund. Because liquidity in the capital markets in which the Funds invest is beyond the control of the Funds, there can be no assurance that the LRM Program will ensure liquidity under all circumstances and does not protect against the risk of loss.

126

Hartford HLS Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

127

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

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c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

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Series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with Wellington Management Company LLP.

HLSSAR21    08-21    224105    Printed in U.S.A.

b.	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: September 7, 2021	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 7, 2021	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 7, 2021	By: /s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)